UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-643-9691


                   Date of fiscal year end: September 30, 2009

                   Date of reporting period: December 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 95.62%
APPAREL & ACCESSORY STORES: 2.95%
     384,000   KOHL'S CORPORATION+                                                        $   13,900,800
                                                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.52%
     131,000   VF CORPORATION                                                                  7,174,870
                                                                                          --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.38%
      14,200   NVR INCORPORATED+<<                                                             6,478,750
                                                                                          --------------
BUSINESS SERVICES: 8.31%
     133,000   FISERV INCORPORATED+                                                            4,837,210
     229,000   MANPOWER INCORPORATED                                                           7,783,710
     641,000   MICROSOFT CORPORATION                                                          12,461,040
     523,000   OMNICOM GROUP INCORPORATED                                                     14,079,160
                                                                                              39,161,120
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 13.90%
     324,000   AVERY DENNISON CORPORATION                                                     10,604,520
     358,000   AVON PRODUCTS INCORPORATED<<                                                    8,602,740
     235,000   COLGATE-PALMOLIVE COMPANY                                                      16,106,900
     163,000   HENKEL KGAA ADR                                                                 4,368,400
     329,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                 9,777,880
     268,000   JOHNSON & JOHNSON                                                              16,034,440
                                                                                              65,494,880
                                                                                          --------------
COMMUNICATIONS: 3.27%
     753,000   VODAFONE GROUP PLC ADR                                                         15,391,320
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 5.25%
     413,000   BANK OF AMERICA CORPORATION                                                     5,815,040
     196,000   JPMORGAN CHASE & COMPANY                                                        6,179,880
     324,000   STATE STREET CORPORATION                                                       12,742,920
                                                                                              24,737,840
                                                                                          --------------
EATING & DRINKING PLACES: 5.39%
     426,000   DARDEN RESTAURANTS INCORPORATED                                                12,004,680
     215,000   MCDONALD'S CORPORATION                                                         13,370,850
                                                                                              25,375,530
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.55%
   1,981,000   FLEXTRONICS INTERNATIONAL LIMITED+                                              5,071,360
     677,000   GENERAL ELECTRIC COMPANY                                                       10,967,400
     488,000   MOLEX INCORPORATED CLASS A                                                      6,319,600
     234,000   TYCO ELECTRONICS LIMITED                                                        3,793,140
                                                                                              26,151,500
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.96%
     264,000   ILLINOIS TOOL WORKS INCORPORATED                                                9,253,200
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 2.67%
     222,000   DIAGEO PLC ADR                                                                 12,596,280
                                                                                          --------------
HEALTH SERVICES: 2.35%
     321,000   CARDINAL HEALTH INCORPORATED                                                   11,064,870
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.05%
       3,000   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                   $    9,642,000
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.85%
     334,000   DELL INCORPORATED+                                                              3,420,160
     275,000   DIEBOLD INCORPORATED                                                            7,724,750
     345,000   DOVER CORPORATION                                                              11,357,400
     186,000   EATON CORPORATION                                                               9,246,060
     391,000   PITNEY BOWES INCORPORATED                                                       9,962,680
                                                                                              41,711,050
                                                                                          --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.96%
     561,000   WILLIS GROUP HOLDINGS LIMITED                                                  13,957,680
                                                                                          --------------
INSURANCE CARRIERS: 4.82%
     453,000   ALLSTATE CORPORATION<<                                                         14,840,280
     662,000   OLD REPUBLIC INTERNATIONAL CORPORATION                                          7,891,040
                                                                                              22,731,320
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.37%
      70,000   BECTON DICKINSON & COMPANY                                                      4,787,300
   1,082,000   BOSTON SCIENTIFIC CORPORATION+                                                  8,374,680
     325,000   QUEST DIAGNOSTICS INCORPORATED                                                 16,870,750
                                                                                              30,032,730
                                                                                          --------------
MEDICAL PRODUCTS: 1.34%
     118,000   BAXTER INTERNATIONAL INCORPORATED                                               6,323,620
                                                                                          --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.41%
     308,000   TYCO INTERNATIONAL LIMITED                                                      6,652,800
                                                                                          --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.72%
     692,000   AMERICAN EXPRESS COMPANY                                                       12,836,600
                                                                                          --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.03%
     297,000   EXXON MOBIL CORPORATION                                                        23,709,510
                                                                                          --------------
PRIMARY METAL INDUSTRIES: 1.08%
     156,000   HUBBELL INCORPORATED CLASS B                                                    5,098,080
                                                                                          --------------
TRAVEL & RECREATION: 2.19%
     424,000   CARNIVAL CORPORATION+                                                          10,311,680
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 2.30%
     205,000   KIMBERLY-CLARK CORPORATION                                                     10,811,700
                                                                                          --------------
TOTAL COMMON STOCKS (COST $645,098,429)                                                      450,599,730
                                                                                          --------------
PREFERRED STOCKS: 1.56%
     229,000   HENKEL KGAA ADR PREFERRED                                                       7,362,350
TOTAL PREFERRED STOCKS (COST $10,778,014)                                                      7,362,350
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 2.32%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.46%
     535,601   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  535,601
     535,601   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      535,601

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     535,601   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                 $      535,601
     535,601   DWS MONEY MARKET SERIES INSTITUTIONAL                                             535,601
                                                                                               2,142,404
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.86%
$    195,952   AMSTEL FUNDING CORPORATION++                        1.70%     01/13/2009          195,841
     163,293   ANTALIS US FUNDING CORPORATION++                    1.20      01/15/2009          163,217
      41,868   ANTALIS US FUNDING CORPORATION++                    1.30      01/12/2009           41,852
     920,973   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $920,977)                                        0.08      01/02/2009          920,973
      52,254   BANK OF IRELAND                                     0.15      01/02/2009           52,254
     195,952   BARTON CAPITAL CORPORATION++                        0.25      01/06/2009          195,945
     195,952   CANCARA ASSET SECURITIZATION LIMITED++              0.90      01/09/2009          195,913
      42,456   CHARIOT FUNDING LLC++                               0.28      01/05/2009           42,455
     166,760   CHEYNE FINANCE LLC+/-++(A)(I)####                   0.00      02/25/2008            2,752
     128,388   CHEYNE FINANCE LLC+/-++(A)(I)####                   0.00      05/19/2008            2,118
     209,015   CONCORD MINUTEMAN CAPITAL COMPANY++                 1.15      01/15/2009          208,922
     506,209   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY US
                  TREASURY SECURITIES (MATURITY VALUE
                  $506,209)                                        0.01      01/02/2009          506,209
     777,275   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $777,279)                                        0.10      01/02/2009          777,275
     200,851   DEXIA CREDIT LOCAL DE FRANCE SA                     0.90      01/02/2009          200,851
     228,610   E.ON AG++                                           0.95      01/20/2009          228,496
     104,508   FALCON ASSET SECURITIZATION
                  CORPORATION++                                    0.55      01/12/2009          104,490
     777,275   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $777,278)                                        0.06      01/02/2009          777,275
     616,705   GRYPHON FUNDING LIMITED(A)(I)                       0.00      08/23/2009          258,215
     483,348   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $483,349)                                        0.05      01/02/2009          483,348
     209,015   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                        1.40      01/14/2009          208,910
     209,015   LEXINGTON PARKER CAPITAL++                          1.15      01/15/2009          208,922
     215,547   LLOYDS TSB BK PLC LONDON                            0.30      01/02/2009          215,547
     195,952   METLIFE SHORT TERM FUNDING LLC++                    0.70      01/12/2009          195,910
     195,952   MONT BLANC CAPITAL CORPORATION++                    1.00      01/12/2009          195,892
     777,275   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $777,277)                                        0.04      01/02/2009          777,275
     182,888   PARK AVENUE RECEIVABLES COMPANY LLC++               0.35      01/12/2009          182,869
     130,635   PRUDENTIAL PLC++                                    1.25      01/14/2009          130,576
      45,722   PRUDENTIAL PLC                                      1.35      01/12/2009           45,703
      32,659   PRUDENTIAL PLC                                      2.00      01/12/2009           32,639
     195,952   REGENCY MARKETS #1 LLC++                            0.90      01/12/2009          195,898
      98,191   TICONDEROGA MASTER FUNDING LIMITED++                0.30      01/06/2009           98,187
     222,079   UNICREDITO ITALIANO NY                              3.15      01/05/2009          222,123
     239,924   VICTORIA FINANCE LLC+/-++(A)(I)####                 0.11      07/28/2008          129,559
     139,328   VICTORIA FINANCE LLC+/-++(A)(I)####                 0.14      08/07/2008           75,237
     170,872   VICTORIA FINANCE LLC+/-++(A)(I)####                 1.43      04/03/2008           92,271
     277,371   VICTORIA FINANCE LLC+/-++(A)(I)####                 1.44      02/15/2008          149,781
     257,547   WHITE PINE FINANCE LLC+/-++(A)(I)####               1.39      02/22/2008          227,903
      32,659   WINDMILL FUNDING CORPORATION++                      0.35      01/07/2009           32,657
                                                                                               8,776,260
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST
   $12,864,389)                                                                               10,918,664
                                                                                          --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.93%
  13,798,811   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   13,798,811
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,798,811)                                               13,798,811
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $682,539,643)*                             102.43%                                  $  482,679,555
OTHER ASSETS AND LIABILITIES, NET                 (2.43)                                     (11,429,911)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  471,249,644
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,798,811.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.77%
AGRICULTURAL SERVICES: 1.69%
      24,000   COMPASS MINERALS INTERNATIONAL INCORPORATED                                $    1,407,840
                                                                                          --------------
APPAREL & ACCESSORY STORES: 1.54%
      79,700   AEROPOSTALE INCORPORATED+<<                                                     1,283,170
                                                                                          --------------
BIOPHARMACEUTICALS: 4.46%
      27,760   CEPHALON INCORPORATED+<<                                                        2,138,630
      30,900   GILEAD SCIENCES INCORPORATED+                                                   1,580,226
                                                                                               3,718,856
                                                                                          --------------
BUSINESS SERVICES: 15.46%
      60,900   ADOBE SYSTEMS INCORPORATED+                                                     1,296,561
      77,300   BMC SOFTWARE INCORPORATED+                                                      2,080,143
      85,900   CA INCORPORATED                                                                 1,591,727
      40,935   GLOBAL PAYMENTS INCORPORATED                                                    1,342,259
     104,300   JUNIPER NETWORKS INCORPORATED+                                                  1,826,293
      10,300   MASTERCARD INCORPORATED CLASS A<<                                               1,472,179
      96,600   NCR CORPORATION+                                                                1,365,924
     141,200   SYMANTEC CORPORATION+<<                                                         1,909,024
                                                                                              12,884,110
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 8.92%
      34,000   ABBOTT LABORATORIES                                                             1,814,580
      78,200   BRISTOL-MYERS SQUIBB COMPANY                                                    1,818,150
      29,200   CHURCH & DWIGHT COMPANY INCORPORATED                                            1,638,704
      31,600   COLGATE-PALMOLIVE COMPANY                                                       2,165,864
                                                                                               7,437,298
                                                                                          --------------
EATING & DRINKING PLACES: 2.20%
      29,400   MCDONALD'S CORPORATION                                                          1,828,386
                                                                                          --------------
EDUCATIONAL SERVICES: 5.11%
      37,100   APOLLO GROUP INCORPORATED CLASS A+                                              2,842,602
      14,900   ITT EDUCATIONAL SERVICES INCORPORATED+                                          1,415,202
                                                                                               4,257,804
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.99%
      48,945   ALLEGHENY ENERGY INCORPORATED                                                   1,657,278
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.55%
      65,200   AMPHENOL CORPORATION CLASS A                                                    1,563,496
      29,430   SOHU.COM INCORPORATED+                                                          1,393,216
                                                                                               2,956,712
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.87%
      65,700   ACCENTURE LIMITED CLASS A                                                       2,154,303
      43,100   JACOBS ENGINEERING GROUP INCORPORATED+                                          2,073,110
      76,900   SAIC INCORPORATED+                                                              1,498,012
                                                                                               5,725,425
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 1.61%
      24,500   PEPSICO INCORPORATED                                                            1,341,865
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
GENERAL MERCHANDISE STORES: 7.12%
      71,500   BIG LOTS INCORPORATED+<<                                                   $    1,036,035
      63,200   BJ'S WHOLESALE CLUB INCORPORATED+                                               2,165,232
      48,800   WAL-MART STORES INCORPORATED                                                    2,735,728
                                                                                               5,936,995
                                                                                           -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.84%
      35,300   CUMMINS INCORPORATED                                                              943,569
      58,700   HEWLETT-PACKARD COMPANY                                                         2,130,223
      39,200   NATIONAL OILWELL VARCO INCORPORATED+                                              958,048
                                                                                               4,031,840
                                                                                          --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.70%
      76,300   UNUMPROVIDENT CORPORATION                                                       1,419,180
                                                                                          --------------
INSURANCE CARRIERS: 1.90%
      34,600   AFLAC INCORPORATED                                                              1,586,064
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 6.59%
      36,200   BECTON DICKINSON & COMPANY                                                      2,475,718
      29,100   RAYTHEON COMPANY                                                                1,485,264
      44,900   THERMO FISHER SCIENTIFIC INCORPORATED+                                          1,529,743
                                                                                               5,490,725
                                                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES: 3.13%
       5,130   INTUITIVE SURGICAL INCORPORATED+<<                                                651,459
      59,400   ST. JUDE MEDICAL INCORPORATED+                                                  1,957,824
                                                                                               2,609,283
                                                                                          --------------
MEDICAL MANAGEMENT SERVICES: 2.02%
      30,600   EXPRESS SCRIPTS INCORPORATED+                                                   1,682,388
                                                                                          --------------
MEDICAL PRODUCTS: 2.19%
      34,100   BAXTER INTERNATIONAL INCORPORATED                                               1,827,419
                                                                                          --------------
MISCELLANEOUS SERVICES: 1.85%
      19,985   D&B CORPORATION                                                                 1,542,842
                                                                                          --------------
OIL & GAS EXTRACTION: 2.96%
      23,600   DEVON ENERGY CORPORATION                                                        1,550,756
      32,200   ENSCO INTERNATIONAL INCORPORATED                                                  914,158
                                                                                               2,464,914
                                                                                          --------------
PAPER & ALLIED PRODUCTS: 1.58%
      53,000   PACTIV CORPORATION+                                                             1,318,640
                                                                                          --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.75%
      28,700   EXXON MOBIL CORPORATION                                                         2,291,121
                                                                                          --------------
RAILROAD TRANSPORTATION: 1.29%
      33,200   CSX CORPORATION                                                                 1,078,004
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.80%
      60,800   NASDAQ STOCK MARKET INCORPORATED+                                               1,502,368
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
TRANSPORTATION EQUIPMENT: 2.86%
      44,500   UNITED TECHNOLOGIES CORPORATION                                            $    2,385,200
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 1.79%
      53,700   OMNICARE INCORPORATED                                                           1,490,712
                                                                                          --------------
TOTAL COMMON STOCKS (COST $99,358,965)                                                        83,156,439
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 7.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.41%
     294,829   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  294,829
     294,829   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      294,829
     294,829   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        294,829
     294,829   DWS MONEY MARKET SERIES INSTITUTIONAL                                             294,829
                                                                                               1,179,316
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.80%
$    107,864   AMSTEL FUNDING CORPORATION++                        1.70%     01/13/2009          107,803
      89,887   ANTALIS US FUNDING CORPORATION++                    1.20      01/15/2009           89,845
      23,047   ANTALIS US FUNDING CORPORATION++                    1.30      01/12/2009           23,038
     506,962   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $506,964)                                        0.08      01/02/2009          506,962
      28,764   BANK OF IRELAND                                     0.15      01/02/2009           28,764
     107,864   BARTON CAPITAL CORPORATION++                        0.25      01/06/2009          107,860
     107,864   CANCARA ASSET SECURITIZATION LIMITED++              0.90      01/09/2009          107,843
      23,371   CHARIOT FUNDING LLC++                               0.28      01/05/2009           23,370
      91,795   CHEYNE FINANCE LLC+/-++(A)(I)####                   0.00      02/25/2008            1,515
      70,673   CHEYNE FINANCE LLC+/-++(A)(I)####                   0.00      05/19/2008            1,166
     115,055   CONCORD MINUTEMAN CAPITAL COMPANY++                 1.15      01/15/2009          115,004
     278,649   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY US
                  TREASURY SECURITIES
                  (MATURITY VALUE $278,649)                        0.01      01/02/2009          278,649
     427,861   DEUTSCHE BANK REPURCHASE AGREEMENT
                  - 102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $427,863)                        0.10      01/02/2009          427,861
     110,561   DEXIA CREDIT LOCAL DE FRANCE SA                     0.90      01/02/2009          110,561
     125,842   E.ON AG++                                           0.95      01/20/2009          125,778
      57,528   FALCON ASSET SECURITIZATION
                  CORPORATION++                                    0.55      01/12/2009           57,518
     427,861   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $427,862)                        0.06      01/02/2009          427,861
     339,474   GRYPHON FUNDING LIMITED(A)(I)                       0.00      08/23/2009          142,138
     266,065   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $266,066)                        0.05      01/02/2009          266,065
     115,055   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                        1.40      01/14/2009          114,997
     115,055   LEXINGTON PARKER CAPITAL++                          1.15      01/15/2009          115,004
     118,651   LLOYDS TSB BK PLC LONDON                            0.30      01/02/2009          118,651
     107,864   METLIFE SHORT TERM FUNDING LLC++                    0.70      01/12/2009          107,841
     107,864   MONT BLANC CAPITAL CORPORATION++                    1.00      01/12/2009          107,831
     427,861   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $427,862)                        0.04      01/02/2009          427,861
     100,673   PARK AVENUE RECEIVABLES COMPANY LLC++               0.35      01/12/2009          100,662
      71,909   PRUDENTIAL PLC++                                    1.25      01/14/2009           71,877
      25,168   PRUDENTIAL PLC                                      1.35      01/12/2009           25,158
      17,977   PRUDENTIAL PLC                                      2.00      01/12/2009           17,966
     107,864   REGENCY MARKETS #1 LLC++                            0.90      01/12/2009          107,835
      54,051   TICONDEROGA MASTER FUNDING LIMITED++                0.30      01/06/2009           54,049
     122,246   UNICREDITO ITALIANO NY                              3.15      01/05/2009          122,270
     132,070   VICTORIA FINANCE LLC+/-++(A)(I)####                 0.11      07/28/2008           71,318
      76,695   VICTORIA FINANCE LLC+/-++(A)(I)####                 0.14      08/07/2008           41,415
      94,059   VICTORIA FINANCE LLC+/-++(A)(I)####                 1.43      04/03/2008           50,792
     152,683   VICTORIA FINANCE LLC+/-++(A)(I)####                 1.44      02/15/2008           82,449
     141,770   WHITE PINE FINANCE LLC+/-++(A)(I)####               1.39      02/22/2008          125,452

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

  PRINCIPAL                  SECURITY NAME                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     17,977   WINDMILL FUNDING CORPORATION++                      0.35%     01/07/2009   $       17,976
                                                                                               4,831,005
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,405,955)                                      6,010,321
                                                                                          --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.67%
     557,660   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                      557,660
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $557,660)                                                     557,660
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $106,322,580)*                             107.65%                                  $   89,724,420
OTHER ASSETS AND LIABILITIES, NET                 (7.65)                                      (6,377,503)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $   83,346,917
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $557,660.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 98.35%
AMUSEMENT & RECREATION SERVICES: 1.14%
      31,400   WMS INDUSTRIES INCORPORATED+<<                                             $      844,660
                                                                                          --------------
APPAREL & ACCESSORY STORES: 0.28%
       9,600   THE BUCKLE INCORPORATED<<                                                         209,472
                                                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.98%
      35,300   TRUE RELIGION APPAREL INCORPORATED+<<                                             439,132
      14,700   WARNACO GROUP INCORPORATED+                                                       288,561
                                                                                                 727,693
                                                                                          --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.34%
      19,700   WRIGHT EXPRESS CORPORATION+                                                       248,220
                                                                                          --------------
BIOPHARMACEUTICALS: 4.15%
      58,800   ALEXION PHARMACEUTICALS INCORPORATED+                                           2,127,972
      15,100   UNITED THERAPEUTICS CORPORATION+                                                  944,505
                                                                                               3,072,477
                                                                                          --------------
BUSINESS SERVICES: 18.27%
       5,700   ANSYS INCORPORATED+                                                               158,973
      37,600   BANKRATE INCORPORATED+<<                                                        1,428,800
       8,700   BLACKBOARD INCORPORATED+                                                          228,201
      23,700   CAPELLA EDUCATION COMPANY+<<                                                    1,392,612
       9,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                               162,540
      11,800   COMSCORE INCORPORATED+                                                            150,450
      78,600   CONCUR TECHNOLOGIES INCORPORATED+<<                                             2,579,652
      82,400   CYBERSOURCE CORPORATION+                                                          987,976
      28,000   F5 NETWORKS INCORPORATED+<<                                                       640,080
       5,800   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                           256,592
       7,000   HURON CONSULTING GROUP INCORPORATED+                                              400,891
      43,500   MEDASSETS INCORPORATED+                                                           635,100
      19,900   MERCADOLIBRE INCORPORATED+<<                                                      326,559
      16,700   QUALITY SYSTEMS INCORPORATED<<                                                    728,454
      59,120   RISKMETRICS GROUP INCORPORATED+<<                                                 880,297
      24,600   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                     796,056
      62,650   VOCUS INCORPORATED+                                                             1,140,857
      42,500   WEBSENSE INCORPORATED+                                                            636,225
                                                                                              13,530,315
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 2.68%
      15,600   EMERGENT BIOSOLUTIONS INCORPORATED+                                               407,316
      43,600   MARTEK BIOSCIENCES CORPORATION+<<                                               1,321,516
      19,700   QUIDEL CORPORATION+                                                               257,479
                                                                                               1,986,311
                                                                                          --------------
COAL MINING: 0.26%
       7,300   PENN VIRGINIA CORPORATION                                                         189,654
                                                                                          --------------
COMMUNICATIONS: 4.28%
      33,500   DG FASTCHANNEL INCORPORATED+<<                                                    418,080
      15,400   EQUINIX INCORPORATED+<<                                                           819,126
      66,000   LOOPNET INCORPORATED+<<                                                           450,120
      41,600   NII HOLDINGS INCORPORATED+                                                        756,288

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMUNICATIONS (continued)
      60,700   SYNIVERSE HOLDINGS INCORPORATED+                                           $      724,758
                                                                                               3,168,372
                                                                                          --------------
E-COMMERCE/SERVICES: 1.79%
      18,000   PRICELINE.COM INCORPORATED+<<                                                   1,325,700
                                                                                          --------------
EATING & DRINKING PLACES: 2.91%
      90,300   BURGER KING HOLDINGS INCORPORATED                                               2,156,364
                                                                                          --------------
EDUCATIONAL SERVICES: 4.24%
      19,200   AMERICAN PUBLIC EDUCATION INCORPORATED+                                           714,048
      21,000   CORINTHIAN COLLEGES INCORPORATED+                                                 343,770
      78,900   K12 INCORPORATED+<<                                                             1,479,375
      11,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                           604,010
                                                                                               3,141,203
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 3.79%
      14,600   CLEAN HARBORS INCORPORATED+                                                       926,224
      59,600   WASTE CONNECTIONS INCORPORATED+                                                 1,881,572
                                                                                               2,807,796
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.53%
     187,800   HARMONIC INCORPORATED+                                                          1,053,558
      79,300   MICROSEMI CORPORATION+                                                          1,002,352
     110,400   MONOLITHIC POWER SYSTEMS+                                                       1,392,144
      13,300   SOHU.COM INCORPORATED+                                                            629,622
      43,700   SOLERA HOLDINGS INCORPORATED+                                                   1,053,170
      27,000   SYNAPTICS INCORPORATED+<<                                                         447,120
                                                                                               5,577,966
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.59%
       4,000   CORE LABORATORIES NV                                                              239,440
      22,800   SEQUENOM INCORPORATED+                                                            452,352
      13,500   STANLEY INCORPORATED+                                                             488,970
                                                                                               1,180,762
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 0.67%
      18,200   TREEHOUSE FOODS INCORPORATED+                                                     495,768
                                                                                          --------------
FOOD STORES: 0.93%
      13,200   PANERA BREAD COMPANY+<<                                                           689,568
                                                                                          --------------
HEALTH SERVICES: 3.31%
      29,100   CARDIONET INCORPORATED+                                                           717,315
      57,531   CRYOLIFE INCORPORATED+                                                            558,626
      34,400   GENOPTIX INCORPORATED+                                                          1,172,352
                                                                                               2,448,293
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.34%
      42,400   DATA DOMAIN INCORPORATED+<<                                                       797,120
       8,520   WOODWARD GOVERNOR COMPANY                                                         196,130
                                                                                                 993,250
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
INSURANCE CARRIERS: 1.21%
      20,000   HCC INSURANCE HOLDINGS INCORPORATED                                        $      535,000
       6,900   PROASSURANCE CORPORATION+                                                         364,182
                                                                                                 899,182
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 13.70%
      32,100   ABIOMED INCORPORATED+                                                             527,082
       6,700   AMERICAN SCIENCE & ENGINEERING INCORPORATED                                       495,532
      23,900   AXSYS TECHNOLOGIES INCORPORATED+                                                1,311,154
      12,900   BADGER METER INCORPORATED<<                                                       374,358
       4,900   BIO-RAD LABORATORIES INCORPORATED+                                                369,019
      46,800   CONMED CORPORATION+                                                             1,120,392
       7,200   HAEMONETICS CORPORATION+                                                          406,800
     101,000   ICON PLC ADR+<<                                                                 1,988,690
      39,200   MASIMO CORPORATION+                                                             1,169,336
      16,400   NATUS MEDICAL INCORPORATED+                                                       212,380
      19,300   STERIS CORPORATION                                                                461,077
      16,200   THORATEC CORPORATION+                                                             526,338
      57,900   WRIGHT MEDICAL GROUP INCORPORATED+                                              1,182,897
                                                                                              10,145,055
                                                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES: 2.41%
      51,560   NUVASIVE INCORPORATED+<<                                                        1,786,554
                                                                                          --------------
MEDICAL PRODUCTS: 1.56%
      25,700   ILLUMINA INCORPORATED+<<                                                          669,485
      32,500   VOLCANO CORPORATION+                                                              487,500
                                                                                               1,156,985
                                                                                          --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.04%
      20,000   LANDSTAR SYSTEM INCORPORATED                                                      768,600
                                                                                          --------------
OIL & GAS EXTRACTION: 4.58%
      74,500   ARENA RESOURCES INCORPORATED+                                                   2,092,705
      11,000   CARRIZO OIL & GAS INCORPORATED+<<                                                 177,100
      12,700   CNX GAS CORPORATION+                                                              346,710
      15,300   GOODRICH PETROLEUM CORPORATION+<<                                                 458,235
      13,200   PETROLEUM DEVELOPMENT CORPORATION+                                                317,724
                                                                                               3,392,474
                                                                                          --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.23%
      71,100   MSCI INCORPORATED+                                                              1,262,736
      60,600   VISTAPRINT LIMITED+<<                                                           1,127,766
                                                                                               2,390,502
                                                                                          --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.71%
      14,000   WEST PHARMACEUTICAL SERVICES INCORPORATED                                         528,780
                                                                                          --------------
SOCIAL SERVICES: 1.63%
      26,900   ALMOST FAMILY INCORPORATED+<<                                                   1,209,962
                                                                                          --------------
SOFTWARE: 1.65%
      34,000   EPIQ SYSTEMS INCORPORATED+                                                        568,140
      12,000   MANTECH INTERNATIONAL CORPORATION CLASS A+                                        650,280
                                                                                               1,218,420
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
TRANSPORTATION EQUIPMENT: 2.03%
      40,900   AEROVIRONMENT INCORPORATED+<<                                              $    1,505,529
                                                                                          --------------
WATER TRANSPORTATION: 0.65%
      28,400   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                      481,664
                                                                                          --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.99%
       6,300   AIRGAS INCORPORATED                                                               245,637
      13,500   TRACTOR SUPPLY COMPANY+<<                                                         487,890
                                                                                                 733,527
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 2.48%
      68,400   LKQ CORPORATION+                                                                  797,544
      37,400   OMNICARE INCORPORATED                                                           1,038,224
                                                                                               1,835,768
                                                                                          --------------
TOTAL COMMON STOCKS (COST $83,698,989)                                                        72,846,846
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 27.05%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.31%
     983,012   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  983,012
     983,012   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      983,012
     983,012   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        983,012
     983,012   DWS MONEY MARKET SERIES INSTITUTIONAL                                             983,012
                                                                                               3,932,048
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 21.74%
$    359,638   AMSTEL FUNDING CORPORATION++                    1.70%         01/13/2009          359,435
     299,699   ANTALIS US FUNDING CORPORATION++                1.20          01/15/2009          299,559
      76,843   ANTALIS US FUNDING CORPORATION++                1.30          01/12/2009           76,812
   1,690,301   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY
                  VALUE $1,690,309)                            0.08          01/02/2009        1,690,301
      95,904   BANK OF IRELAND                                 0.15          01/02/2009           95,904
     359,638   BARTON CAPITAL CORPORATION++                    0.25          01/06/2009          359,626
     359,638   CANCARA ASSET SECURITIZATION LIMITED++          0.90          01/09/2009          359,566
      77,922   CHARIOT FUNDING LLC++                           0.28          01/05/2009           77,919
     306,061   CHEYNE FINANCE LLC+/-++(A)(I)####               0.00          02/25/2008            5,050
     235,636   CHEYNE FINANCE LLC+/-++(A)(I)####               0.00          05/19/2008            3,888
     383,614   CONCORD MINUTEMAN CAPITAL COMPANY++             1.15          01/15/2009          383,443
     929,066   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY
                  VALUE $929,067)                              0.01          01/02/2009          929,066
   1,426,566   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $1,426,574)                                  0.10          01/02/2009        1,426,566
     368,629   DEXIA CREDIT LOCAL DE FRANCE SA                 0.90          01/02/2009          368,629
     419,578   E.ON AG++                                       0.95          01/20/2009          419,368
     191,807   FALCON ASSET SECURITIZATION
                  CORPORATION++                                0.55          01/12/2009          191,775
   1,426,566   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $1,426,571)                                  0.06          01/02/2009        1,426,566
   1,131,865   GRYPHON FUNDING LIMITED(A)(I)####               0.00          08/23/2009          473,912
     887,108   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $887,110)                                    0.05          01/02/2009          887,108
     383,614   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                    1.40          01/14/2009          383,420
     383,614   LEXINGTON PARKER CAPITAL++                      1.15          01/15/2009          383,443
     395,602   LLOYDS TSB BK PLC LONDON                        0.30          01/02/2009          395,602
     359,638   METLIFE SHORT TERM FUNDING LLC++                0.70          01/12/2009          359,562
     359,638   MONT BLANC CAPITAL CORPORATION++                1.00          01/12/2009          359,529

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

  PRINCIPAL                 SECURITY NAME                 INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,426,566   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $1,426,569)                                 0.04%          01/02/2009   $    1,426,566
     335,663   PARK AVENUE RECEIVABLES COMPANY LLC++          0.35           01/12/2009          335,627
     239,759   PRUDENTIAL PLC++                               1.25           01/14/2009          239,651
      83,916   PRUDENTIAL PLC                                 1.35           01/12/2009           83,881
      59,940   PRUDENTIAL PLC                                 2.00           01/12/2009           59,903
     359,638   REGENCY MARKETS #1 LLC++                       0.90           01/12/2009          359,540
     180,215   TICONDEROGA MASTER FUNDING LIMITED++           0.30           01/06/2009          180,207
     407,590   UNICREDITO ITALIANO NY                         3.15           01/05/2009          407,673
     440,343   VICTORIA FINANCE LLC+/-++(A)(I)####            0.11           07/28/2008          237,785
     255,715   VICTORIA FINANCE LLC+/-++(A)(I)####            0.14           08/07/2008          138,086
     313,608   VICTORIA FINANCE LLC+/-++(A)(I)####            1.43           04/03/2008          169,348
     509,071   VICTORIA FINANCE LLC+/-++(A)(I)####            1.44           02/15/2008          274,898
     472,687   WHITE PINE FINANCE LLC+/-++(A)(I)####          1.39           02/22/2008          418,281
      59,940   WINDMILL FUNDING CORPORATION++                 0.35           01/07/2009           59,936
                                                                                              16,107,431
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,128,858)                                    20,039,479
                                                                                          --------------

   SHARES
------------
INVESTMENT COMPANIES: 1.21%
      17,600   ISHARES RUSSELL 2000 GROWTH INDEX FUND<<                                          895,136
TOTAL INVESTMENT COMPANIES (COST $909,894)                                                       895,136
                                                                                          --------------
SHORT-TERM INVESTMENTS: 2.08%
   1,538,617   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST~+++                                                                    1,538,617
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,538,617)                                                 1,538,617
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $107,276,358)*                             128.69%                                  $   95,320,078
OTHER ASSETS AND LIABILITIES, NET                (28.69)                                     (21,247,767)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $   74,072,311
                                                 ------                                   --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,538,617.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

   SHARES                                      SECURITY NAME                                   VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.58%
BUSINESS SERVICES: 2.77%
     124,125   MICROSOFT CORPORATION                                                      $    2,412,990
     105,000   ORACLE CORPORATION+                                                             1,861,650
     221,725   SYMANTEC CORPORATION+<<                                                         2,997,722
                                                                                               7,272,362
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 17.06%
     102,150   ABBOTT LABORATORIES                                                             5,451,746
      56,147   AIR PRODUCTS & CHEMICALS INCORPORATED                                           2,822,510
     180,225   BRISTOL-MYERS SQUIBB COMPANY                                                    4,190,231
      20,525   COLGATE-PALMOLIVE COMPANY                                                       1,406,784
     114,009   E.I. DU PONT DE NEMOURS & COMPANY                                               2,884,428
     103,115   JOHNSON & JOHNSON                                                               6,169,370
     329,485   PFIZER INCORPORATED                                                             5,835,179
     135,360   PROCTER & GAMBLE COMPANY                                                        8,367,955
      66,531   ROHM & HAAS COMPANY                                                             4,110,950
     112,000   SCHERING-PLOUGH CORPORATION                                                     1,907,360
      42,500   WYETH                                                                           1,594,175
                                                                                              44,740,688
                                                                                          --------------
COMMUNICATIONS: 7.53%
     396,640    AT&T INCORPORATED                                                             11,304,240
     248,736    VERIZON COMMUNICATIONS INCORPORATED                                            8,432,150
                                                                                              19,736,390
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 11.47%
     302,530   BANK OF AMERICA CORPORATION                                                     4,259,622
     194,805   BANK OF NEW YORK MELLON CORPORATION                                             5,518,826
     329,440   CITIGROUP INCORPORATED                                                          2,210,542
     324,990   JPMORGAN CHASE & COMPANY                                                       10,246,935
      68,850   STATE STREET CORPORATION                                                        2,707,871
     205,556   US BANCORP                                                                      5,140,956
                                                                                              30,084,752
                                                                                          --------------
EATING & DRINKING PLACES: 1.71%
      72,120    MCDONALD'S CORPORATION                                                         4,485,143
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.79%
      87,666   DOMINION RESOURCES INCORPORATED                                                 3,141,949
      40,395   FIRSTENERGY CORPORATION                                                         1,962,389
     122,870   FPL GROUP INCORPORATED                                                          6,184,047
      46,775   MDU RESOURCES GROUP INCORPORATED                                                1,009,405
      98,430   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                    2,871,203
                                                                                              15,168,993
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.77%
     133,000   CISCO SYSTEMS INCORPORATED+                                                     2,167,900
     114,675   EMERSON ELECTRIC COMPANY                                                        4,198,252
     396,894   GENERAL ELECTRIC COMPANY                                                        6,429,683
     149,495   NOKIA OYJ ADR                                                                   2,332,122
                                                                                              15,127,957
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.69%
      70,575    COMMERCIAL METALS COMPANY                                                        837,725

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

   SHARES                                       SECURITY NAME                                  VALUE
------------   ------------------------------------------------------------------------   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
      86,960   FORTUNE BRANDS INCORPORATED                                                $    3,589,709
                                                                                               4,427,434
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 2.60%
      62,362   KRAFT FOODS INCORPORATED CLASS A                                                1,674,420
      93,895   PEPSICO INCORPORATED                                                            5,142,629
                                                                                               6,817,049
                                                                                          --------------
GENERAL MERCHANDISE STORES: 2.01%
     152,695    TARGET CORPORATION<<                                                           5,272,558
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.20%
      66,916    3M COMPANY                                                                     3,850,347
     164,470    HEWLETT-PACKARD COMPANY                                                        5,968,616
     205,950    INTEL CORPORATION                                                              3,019,227
      40,492    INTERNATIONAL BUSINESS MACHINES CORPORATION                                    3,407,807
                                                                                              16,245,997
                                                                                          --------------
INSURANCE CARRIERS: 4.87%
     137,305    METLIFE INCORPORATED                                                           4,786,452
      28,800    PRUDENTIAL FINANCIAL INCORPORATED                                                871,488
     157,550    THE TRAVELERS COMPANIES INCORPORATED                                           7,121,260
                                                                                              12,779,200
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 1.09%
      41,834    BECTON DICKINSON & COMPANY                                                     2,861,027
                                                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.22%
     101,475    MEDTRONIC INCORPORATED                                                         3,188,345
                                                                                          --------------
MEDICAL PRODUCTS: 0.92%
      79,475    MERCK & COMPANY INCORPORATED                                                   2,416,040
                                                                                          --------------
MISCELLANEOUS RETAIL: 2.53%
      44,000    COSTCO WHOLESALE CORPORATION                                                   2,310,000
     150,675    CVS CAREMARK CORPORATION                                                       4,330,400
                                                                                               6,640,400
                                                                                          --------------
MOTION PICTURES: 1.72%
     228,650  TIME WARNER INCORPORATED                                                         2,300,219
      97,915  WALT DISNEY COMPANY<<                                                            2,221,691
                                                                                               4,521,910
                                                                                          --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.25%
      89,310   AMERICAN EXPRESS COMPANY                                                        1,656,701
      50,425   CAPITAL ONE FINANCIAL CORPORATION<<                                             1,608,053
                                                                                               3,264,754
                                                                                          --------------
OIL & GAS EXTRACTION: 1.48%
      78,800    CHESAPEAKE ENERGY CORPORATION                                                  1,274,196
     143,875    HALLIBURTON COMPANY<<                                                          2,615,648
                                                                                               3,889,844
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

   SHARES                                       SECURITY NAME                                  VALUE
------------   ------------------------------------------------------------------------   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 14.22%
     142,070   CHEVRON CORPORATION                                                        $   10,508,918
     159,000   CONOCOPHILLIPS                                                                  8,236,200
     202,536   EXXON MOBIL CORPORATION                                                        16,168,449
      86,450   MARATHON OIL CORPORATION                                                        2,365,272
                                                                                              37,278,839
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.21%
      12,272   AMERIPRISE FINANCIAL INCORPORATED                                                 286,674
      22,300   MERRILL LYNCH & COMPANY INCORPORATED                                              259,572
                                                                                                 546,246
                                                                                          --------------
TOBACCO PRODUCTS: 1.03%
      62,075   PHILIP MORRIS INTERNATIONAL                                                     2,700,883
                                                                                          --------------
TRANSPORTATION EQUIPMENT: 3.47%
     135,030   HONEYWELL INTERNATIONAL INCORPORATED                                            4,433,035
      87,000   UNITED TECHNOLOGIES CORPORATION                                                 4,663,200
                                                                                               9,096,235
                                                                                          --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.97%
     110,425   SYSCO CORPORATION                                                               2,533,148
                                                                                          --------------
TOTAL COMMON STOCKS (COST $290,041,596)                                                      261,096,194
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 5.23%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.03%
     672,507   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  672,507
     672,507   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      672,507
     672,507   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        672,507
     672,507   DWS MONEY MARKET SERIES INSTITUTIONAL                                             672,507
                                                                                               2,690,028
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.20%
$    246,039   AMSTEL FUNDING CORPORATION++                    1.70%         01/13/2009          245,900
     205,033   ANTALIS US FUNDING CORPORATION++                1.20          01/15/2009          204,937
      52,570   ANTALIS US FUNDING CORPORATION++                1.30          01/12/2009           52,549
   1,156,384   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $1,156,389)                                  0.08          01/02/2009        1,156,384
      65,610   BANK OF IRELAND                                 0.15          01/02/2009           65,610
     246,039   BARTON CAPITAL CORPORATION++                    0.25          01/06/2009          246,031
     246,039   CANCARA ASSET SECURITIZATION LIMITED++          0.90          01/09/2009          245,990
      53,308   CHARIOT FUNDING LLC++                           0.28          01/05/2009           53,307
     209,385   CHEYNE FINANCE LLC+/-++(A)(I)####               0.00          02/25/2008            3,455
     161,205   CHEYNE FINANCE LLC+/-++(A)(I)####               0.00          05/19/2008            2,660
     262,442   CONCORD MINUTEMAN CAPITAL COMPANY++             1.15          01/15/2009          262,324
     635,601   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY
                  VALUE $635,601)                              0.01          01/02/2009          635,601
     975,955   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $975,960)                                    0.10          01/02/2009          975,955
     252,190   DEXIA CREDIT LOCAL DE FRANCE SA                 0.90          01/02/2009          252,190
     287,046   E.ON AG++                                       0.95          01/20/2009          286,902
     131,221   FALCON ASSET SECURITIZATION CORPORATION++       0.55          01/12/2009          131,199
     975,955   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $975,958)                                    0.06          01/02/2009          975,955
     774,342   GRYPHON FUNDING LIMITED(A)(I)                   0.00          08/23/2009          324,217

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

  PRINCIPAL                  SECURITY NAME                INTEREST RATE   MATURITY DATE        VALUE
------------    ---------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    606,896   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $606,898)                                   0.05%          01/02/2009   $      606,896
     262,442   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                   1.40           01/14/2009          262,309
     262,442   LEXINGTON PARKER CAPITAL++                     1.15           01/15/2009          262,324
     270,643   LLOYDS TSB BK PLC LONDON                       0.30           01/02/2009          270,643
     246,039   METLIFE SHORT TERM FUNDING LLC++               0.70           01/12/2009          245,986
     246,039   MONT BLANC CAPITAL CORPORATION++               1.00           01/12/2009          245,964
     975,955   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $975,957)                                   0.04           01/02/2009          975,955
     229,636   PARK AVENUE RECEIVABLES COMPANY LLC++          0.35           01/12/2009          229,612
     164,026   PRUDENTIAL PLC++                               1.25           01/14/2009          163,952
      57,409   PRUDENTIAL PLC                                 1.35           01/12/2009           57,385
      41,007   PRUDENTIAL PLC                                 2.00           01/12/2009           40,981
     246,039   REGENCY MARKETS #1 LLC++                       0.90           01/12/2009          245,971
     123,290   TICONDEROGA MASTER FUNDING LIMITED++           0.30           01/06/2009          123,285
     278,844   UNICREDITO ITALIANO NY                         3.15           01/05/2009          278,904
     301,252   VICTORIA FINANCE LLC+/-++(A)(I)####            0.11           07/28/2008          162,676
     174,942   VICTORIA FINANCE LLC+/-++(A)(I)####            0.14           08/07/2008           94,469
     214,548   VICTORIA FINANCE LLC+/-++(A)(I)####            1.43           04/03/2008          115,856
     348,270   VICTORIA FINANCE LLC+/-++(A)(I)####            1.44           02/15/2008          188,066
     323,379   WHITE PINE FINANCE LLC+/-++(A)(I)####          1.39           02/22/2008          286,158
      41,007   WINDMILL FUNDING CORPORATION++                 0.35           01/07/2009           41,004
                                                                                              11,019,562
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,769,161)                                    13,709,590
                                                                                          --------------

SHARES
------
SHORT-TERM INVESTMENTS: 0.67%
   1,759,977   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                    1,759,977
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,759,977)                                                 1,759,977
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $306,570,734)*                             105.48%                                  $  276,565,761
OTHER ASSETS AND LIABILITIES, NET                 (5.48)                                     (14,358,231)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  262,207,530
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,759,977.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 98.65%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.42%
     122,400   VF CORPORATION                                                             $    6,703,848
                                                                                          --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.65%
      92,000   ADVANCE AUTO PARTS INCORPORATED                                                 3,095,800
                                                                                          --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.67%
     182,050   WALTER INDUSTRIES INCORPORATED                                                  3,187,696
                                                                                          --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 3.22%
     288,000   HOME DEPOT INCORPORATED<<                                                       6,629,760
     400,000   LOWE'S COMPANIES INCORPORATED                                                   8,608,000
                                                                                              15,237,760
                                                                                          --------------
BUSINESS SERVICES: 2.53%
     381,800   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                      7,250,382
      33,200   MASTERCARD INCORPORATED CLASS A<<                                               4,745,276
                                                                                              11,995,658
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 13.97%
     237,000   AMGEN INCORPORATED+                                                            13,686,750
     127,600   CELANESE CORPORATION CLASS A                                                    1,586,068
     173,800   ELI LILLY & COMPANY                                                             6,998,926
     176,100   JOHNSON & JOHNSON                                                              10,536,063
     233,800   LIFE TECHNOLOGIES CORPORATION+                                                  5,449,878
     995,000   PFIZER INCORPORATED                                                            17,621,450
      91,700   PROCTER & GAMBLE COMPANY                                                        5,668,894
     276,300   TERRA INDUSTRIES INCORPORATED                                                   4,605,921
                                                                                              66,153,950
                                                                                          --------------
COMMUNICATIONS: 7.23%
     704,300   AT&T INCORPORATED                                                              20,072,550
     418,300   VERIZON COMMUNICATIONS INCORPORATED                                            14,180,370
                                                                                              34,252,920
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 10.21%
     725,800   BANK OF AMERICA CORPORATION                                                    10,219,264
     608,500   CITIGROUP INCORPORATED                                                          4,083,035
     546,800   JPMORGAN CHASE & COMPANY                                                       17,240,604
     179,000   PNC FINANCIAL SERVICES GROUP                                                    8,771,000
     204,500   STATE STREET CORPORATION                                                        8,042,985
                                                                                              48,356,888
                                                                                          --------------
EATING & DRINKING PLACES: 1.37%
      86,100   DARDEN RESTAURANTS INCORPORATED                                                 2,426,298
      65,600   MCDONALD'S CORPORATION                                                          4,079,664
                                                                                               6,505,962
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.51%
     110,200    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                   3,667,456
     412,800    NORTHEAST UTILITIES                                                            9,931,968
     353,700    NRG ENERGY INCORPORATED+                                                       8,251,821

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     171,000   REPUBLIC SERVICES INCORPORATED                                             $    4,239,090
                                                                                              26,090,335
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.71%
     635,000   GENERAL ELECTRIC COMPANY                                                       10,287,000
     579,100   MOTOROLA INCORPORATED                                                           2,565,413
                                                                                              12,852,413
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.75%
     181,900   SAIC INCORPORATED+                                                              3,543,412
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.35%
     125,600   CROWN HOLDINGS INCORPORATED+                                                    2,411,520
     100,758   SNAP-ON INCORPORATED                                                            3,967,850
                                                                                               6,379,370
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 1.05%
     173,100   ARCHER DANIELS MIDLAND COMPANY                                                  4,990,473
                                                                                          --------------
FOOD STORES: 1.19%
     212,800   KROGER COMPANY                                                                  5,620,048
                                                                                          --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.82%
      73,200   SIMON PROPERTY GROUP INCORPORATED<<                                             3,889,116
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.39%
      26,200   APPLE INCORPORATED+                                                             2,236,170
     150,000   CNH GLOBAL N.V.<<                                                               2,340,000
     205,800   HEWLETT-PACKARD COMPANY                                                         7,468,482
      99,400   SPX CORPORATION                                                                 4,030,670
                                                                                              16,075,322
                                                                                          --------------
INSURANCE AGENTS, BROKERS & SERVICE: 5.21%
     126,800   AON CORPORATION                                                                 5,792,224
     244,300   MARSH & MCLENNAN COMPANIES INCORPORATED                                         5,929,161
     695,000   UNUMPROVIDENT CORPORATION                                                      12,927,000
                                                                                              24,648,385
                                                                                          --------------
INSURANCE CARRIERS: 6.70%
      93,200   AETNA INCORPORATED                                                              2,656,200
      50,700   ARCH CAPITAL GROUP LIMITED+                                                     3,554,070
     198,100   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                  3,252,802
     223,300   METLIFE INCORPORATED                                                            7,784,238
     102,200   PRINCIPAL FINANCIAL GROUP INCORPORATED                                          2,306,654
     268,900   THE TRAVELERS COMPANIES INCORPORATED                                           12,154,280
                                                                                              31,708,244
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.99%
      90,100   QUEST DIAGNOSTICS INCORPORATED                                                  4,677,091
                                                                                          --------------
METAL MINING: 1.14%
     220,200   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+                            5,381,688
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
MISCELLANEOUS RETAIL: 1.83%
     300,900   CVS CAREMARK CORPORATION                                                   $    8,647,866
                                                                                          --------------
OIL & GAS EXTRACTION: 4.44%
     190,200   NOBLE CORPORATION                                                               4,195,812
      76,264   NOBLE ENERGY INCORPORATED                                                       3,753,714
     145,300   OCCIDENTAL PETROLEUM CORPORATION                                                8,716,547
     140,500   PETROHAWK ENERGY CORPORATION+                                                   2,196,015
      64,000   WHITING PETROLEUM CORPORATION+                                                  2,141,440
                                                                                              21,003,528
                                                                                          --------------
PAPER & ALLIED PRODUCTS: 0.54%
     215,900   INTERNATIONAL PAPER COMPANY                                                     2,547,620
                                                                                          --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.81%
     152,000   CHEVRON CORPORATION                                                            11,243,440
     137,400   CONOCOPHILLIPS                                                                  7,117,320
     268,700   EXXON MOBIL CORPORATION                                                        21,450,321
      97,200   HESS CORPORATION                                                                5,213,808
     285,100   VALERO ENERGY CORPORATION                                                       6,169,564
                                                                                              51,194,453
                                                                                          --------------
PRIMARY METAL INDUSTRIES: 0.45%
      57,500   UNITED STATES STEEL CORPORATION                                                 2,139,000
                                                                                          --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.90%
     213,600   HEALTH CARE REIT INCORPORATED<<                                                 9,013,920
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.52%
     258,500   INVESCO LIMITED                                                                 3,732,740
     523,000   NASDAQ STOCK MARKET INCORPORATED+                                              12,923,330
                                                                                              16,656,070
                                                                                          --------------
TOBACCO PRODUCTS: 1.94%
     208,900   ALTRIA GROUP INCORPORATED                                                       3,146,034
     106,900   LORILLARD INCORPORATED                                                          6,023,815
                                                                                               9,169,849
                                                                                          --------------
TRANSPORTATION BY AIR: 1.14%
     470,600   DELTA AIR LINES INCORPORATED+                                                   5,393,075
                                                                                          --------------
TOTAL COMMON STOCKS (COST $585,563,240)                                                      467,111,760
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 2.70%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.53%
     626,833   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  626,833
     626,833   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      626,833
     626,833   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        626,833
     626,833   DWS MONEY MARKET SERIES INSTITUTIONAL                                             626,833
                                                                                               2,507,332
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.17%
$    229,329   AMSTEL FUNDING CORPORATION++                        1.70%     01/13/2009          229,199
     191,108   ANTALIS US FUNDING CORPORATION++                    1.20      01/15/2009          191,019

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

  PRINCIPAL                  SECURITY NAME                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     49,000   ANTALIS US FUNDING CORPORATION++                    1.30%     01/12/2009   $       48,981
   1,077,848   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $1,077,853)                      0.08      01/02/2009        1,077,848
      61,154   BANK OF IRELAND                                     0.15      01/02/2009           61,154
     229,329   BARTON CAPITAL CORPORATION++                        0.25      01/06/2009          229,321
     229,329   CANCARA ASSET SECURITIZATION LIMITED++              0.90      01/09/2009          229,283
      49,688   CHARIOT FUNDING LLC++                               0.28      01/05/2009           49,686
     195,165   CHEYNE FINANCE LLC+/-++(A)(I)####                   0.00      02/25/2008            3,220
     150,257   CHEYNE FINANCE LLC+/-++(A)(I)####                   0.00      05/19/2008            2,479
     244,618   CONCORD MINUTEMAN CAPITAL COMPANY++                 1.15      01/15/2009          244,508
     592,434   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY US
                  TREASURY SECURITIES
                  (MATURITY VALUE $592,434)                        0.01      01/02/2009          592,434
     909,673   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $909,678)                        0.10      01/02/2009          909,673
     235,063   DEXIA CREDIT LOCAL DE FRANCE SA                     0.90      01/02/2009          235,063
     267,551   E.ON AG++                                           0.95      01/20/2009          267,417
     122,309   FALCON ASSET SECURITIZATION
                  CORPORATION++                                    0.55      01/12/2009          122,288
     909,673   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $909,676)                        0.06      01/02/2009          909,673
     721,752   GRYPHON FUNDING LIMITED(A)(I)                       0.00      08/23/2009          302,198
     565,679   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $565,681)                        0.05      01/02/2009          565,679
     244,618   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                        1.40      01/14/2009          244,494
     244,618   LEXINGTON PARKER CAPITAL++                          1.15      01/15/2009          244,508
     252,262   LLOYDS TSB BK PLC LONDON                            0.30      01/02/2009          252,262
     229,329   METLIFE SHORT TERM FUNDING LLC++                    0.70      01/12/2009          229,280
     229,329   MONT BLANC CAPITAL CORPORATION++                    1.00      01/12/2009          229,259
     909,673   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $909,675)                        0.04      01/02/2009          909,673
     214,041   PARK AVENUE RECEIVABLES COMPANY LLC++               0.35      01/12/2009          214,018
     152,886   PRUDENTIAL PLC++                                    1.25      01/14/2009          152,817
      53,510   PRUDENTIAL PLC                                      1.35      01/12/2009           53,488
      38,222   PRUDENTIAL PLC                                      2.00      01/12/2009           38,198
     229,329   REGENCY MARKETS #1 LLC++                            0.90      01/12/2009          229,266
     114,917   TICONDEROGA MASTER FUNDING LIMITED++                0.30      01/06/2009          114,912
     259,907   UNICREDITO ITALIANO NY                              3.15      01/05/2009          259,965
     280,792   VICTORIA FINANCE LLC+/-++(A)(I)####                 0.11      07/28/2008          151,628
     163,061   VICTORIA FINANCE LLC+/-++(A)(I)####                 0.14      08/07/2008           88,053
     199,977   VICTORIA FINANCE LLC+/-++(A)(I)####                 1.43      04/03/2008          107,988
     324,618   VICTORIA FINANCE LLC+/-++(A)(I)####                 1.44      02/15/2008          175,293
     301,416   WHITE PINE FINANCE LLC+/-++(A)(I)####               1.39      02/22/2008          266,723
      38,222   WINDMILL FUNDING CORPORATION++                      0.35      01/07/2009           38,219
                                                                                              10,271,167
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,564,303)                                    12,778,499
                                                                                          --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.68%
   7,952,026   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                    7,952,026
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,952,026)                                                 7,952,026
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $608,079,569)*                             103.03%                                  $  487,842,285
OTHER ASSETS AND LIABILITIES, NET                 (3.03)                                     (14,326,520)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  473,515,765
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,952,026.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.71%
AMUSEMENT & RECREATION SERVICES: 0.04%
      61,680   INTERNATIONAL GAME TECHNOLOGY                                              $      733,375
                                                                                          --------------
APPAREL & ACCESSORY STORES: 0.31%
      18,216   ABERCROMBIE & FITCH COMPANY CLASS A                                               420,243
      97,591   GAP INCORPORATED                                                                1,306,743
      63,776   KOHL'S CORPORATION+                                                             2,308,691
      56,632   LIMITED BRANDS INCORPORATED                                                       568,585
      33,359   NORDSTROM INCORPORATED<<                                                          444,008
                                                                                               5,048,270
                                                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.10%
      17,460   JONES APPAREL GROUP INCORPORATED                                                  102,316
      11,775   POLO RALPH LAUREN CORPORATION                                                     534,703
      18,430   VF CORPORATION                                                                  1,009,411
                                                                                               1,646,430
                                                                                          --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.08%
      22,579   AUTONATION INCORPORATED<<+                                                        223,081
       8,008   AUTOZONE INCORPORATED+                                                          1,116,876
                                                                                               1,339,957
                                                                                          --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
      11,640   RYDER SYSTEM INCORPORATED                                                         451,399
                                                                                          --------------
BIOPHARMACEUTICALS: 1.21%
      95,897   CELGENE CORPORATION+                                                            5,301,186
      14,325   CEPHALON INCORPORATED<<+                                                        1,103,598
      56,619   GENZYME CORPORATION+                                                            3,757,803
     192,536   GILEAD SCIENCES INCORPORATED+                                                   9,846,291
                                                                                              20,008,878
                                                                                          --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.10%
      26,018   CENTEX CORPORATION<<+                                                             276,832
      57,660   D.R. HORTON INCORPORATED<<                                                        407,656
      15,756   KB HOME<<                                                                         214,597
      29,572   LENNAR CORPORATION CLASS A<<                                                      256,389
      44,729   PULTE HOMES INCORPORATED+                                                         488,888
                                                                                               1,644,362
                                                                                          --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.03%
      27,045   FASTENAL COMPANY<<                                                                942,518
     354,856   HOME DEPOT INCORPORATED<<                                                       8,168,785
     306,764   LOWE'S COMPANIES INCORPORATED                                                   6,601,561
      20,552   SHERWIN-WILLIAMS COMPANY<<                                                      1,227,982
                                                                                              16,940,846
                                                                                          --------------
BUSINESS SERVICES: 6.20%
     111,128   ADOBE SYSTEMS INCORPORATED+                                                     2,365,915
      20,417   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                938,161
      35,397   AKAMAI TECHNOLOGIES INCORPORATED<<+                                               534,141
      47,361   AUTODESK INCORPORATED<<+                                                          930,644
     106,298   AUTOMATIC DATA PROCESSING INCORPORATED                                          4,181,763
      39,244   BMC SOFTWARE INCORPORATED+                                                      1,056,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
BUSINESS SERVICES (continued)
      82,442   CA INCORPORATED                                                            $    1,527,650
      38,019   CITRIX SYSTEMS INCORPORATED+                                                      896,108
      60,944   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                             1,100,649
      31,705   COMPUTER SCIENCES CORPORATION+                                                  1,114,114
      51,590   COMPUWARE CORPORATION+                                                            348,233
      25,548   CONVERGYS CORPORATION<<+                                                          163,763
     224,499   EBAY INCORPORATED<<+                                                            3,134,006
      67,159   ELECTRONIC ARTS INCORPORATED+                                                   1,077,230
      26,436   EQUIFAX INCORPORATED                                                              701,083
      39,765   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                               646,977
      33,519   FISERV INCORPORATED+                                                            1,219,086
      50,066   GOOGLE INCORPORATED CLASS A+                                                   15,402,805
      38,065   IMS HEALTH INCORPORATED                                                           577,065
      99,738   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                      394,962
      66,988   INTUIT INCORPORATED<<+                                                          1,593,645
     110,499   JUNIPER NETWORKS INCORPORATED+                                                  1,934,837
      15,147   MASTERCARD INCORPORATED CLASS A<<                                               2,164,961
      31,948   MCAFEE INCORPORATED+                                                            1,104,442
   1,601,170   MICROSOFT CORPORATION                                                          31,126,745
      25,789   MONSTER WORLDWIDE INCORPORATED<<+                                                 311,789
      72,260   NOVELL INCORPORATED+                                                              281,091
      65,049   OMNICOM GROUP INCORPORATED                                                      1,751,119
     819,901   ORACLE CORPORATION+                                                            14,536,845
      32,471   ROBERT HALF INTERNATIONAL INCORPORATED<<                                          676,046
      21,959   SALESFORCE.COM INCORPORATED+                                                      702,908
     154,585   SUN MICROSYSTEMS INCORPORATED+                                                    590,514
     174,975   SYMANTEC CORPORATION<<+                                                         2,365,662
      41,195   TOTAL SYSTEM SERVICES INCORPORATED                                                576,730
      40,611   VERISIGN INCORPORATED<<+                                                          774,858
     290,446   YAHOO! INCORPORATED+                                                            3,543,441
                                                                                             102,346,044
                                                                                          --------------
CASINO & GAMING: 0.03%
      12,894   WYNN RESORTS LIMITED<<+                                                           544,900
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 12.81%
     324,743   ABBOTT LABORATORIES                                                            17,331,534
      43,861   AIR PRODUCTS & CHEMICALS INCORPORATED                                           2,204,892
     221,755   AMGEN INCORPORATED+                                                            12,806,351
      22,245   AVERY DENNISON CORPORATION                                                        728,079
      89,223   AVON PRODUCTS INCORPORATED<<                                                    2,144,029
      61,063   BIOGEN IDEC INCORPORATED+                                                       2,908,431
     414,328   BRISTOL-MYERS SQUIBB COMPANY                                                    9,633,126
      11,900   CF INDUSTRIES HOLDINGS INCORPORATED<<                                             585,004
      29,032   CLOROX COMPANY                                                                  1,613,018
     105,635   COLGATE-PALMOLIVE COMPANY                                                       7,240,223
     193,345   DOW CHEMICAL COMPANY                                                            2,917,576
     188,862   E.I. DU PONT DE NEMOURS & COMPANY                                               4,778,209
      15,183   EASTMAN CHEMICAL COMPANY                                                          481,453
      35,089   ECOLAB INCORPORATED                                                             1,233,378
     209,406   ELI LILLY & COMPANY                                                             8,432,780
      24,249   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                       750,749
      63,078   FOREST LABORATORIES INCORPORATED<<+                                             1,606,597
      33,403   HOSPIRA INCORPORATED+                                                             895,868
      16,460   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                   489,191
     580,711   JOHNSON & JOHNSON                                                              34,743,939
      51,586   KING PHARMACEUTICALS INCORPORATED+                                                547,843
      36,116   LIFE TECHNOLOGIES CORPORATION+                                                    841,864
     114,682   MONSANTO COMPANY                                                                8,067,879
      63,773   MYLAN LABORATORIES INCORPORATED<<+                                                630,715
   1,411,283   PFIZER INCORPORATED                                                            24,993,822

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
      34,369   PPG INDUSTRIES INCORPORATED                                                $    1,458,277
      64,546   PRAXAIR INCORPORATED                                                            3,831,451
     624,902   PROCTER & GAMBLE COMPANY                                                       38,631,442
      26,147   ROHM & HAAS COMPANY                                                             1,615,623
     340,233   SCHERING-PLOUGH CORPORATION                                                     5,794,168
      26,236   SIGMA-ALDRICH CORPORATION                                                       1,108,209
     278,677   WYETH                                                                          10,453,174
                                                                                             211,498,894
                                                                                          --------------
COAL MINING: 0.16%
      37,923   CONSOL ENERGY INCORPORATED                                                      1,083,839
      17,818   MASSEY ENERGY COMPANY                                                             245,710
      55,805   PEABODY ENERGY CORPORATION                                                      1,269,564
                                                                                               2,599,113
                                                                                          --------------
COMMUNICATIONS: 4.58%
      83,027   AMERICAN TOWER CORPORATION CLASS A+                                             2,434,352
   1,233,393   AT&T INCORPORATED                                                              35,151,701
      20,958   CENTURYTEL INCORPORATED<<                                                         572,782
     602,731   COMCAST CORPORATION CLASS A                                                    10,174,099
     114,307   DIRECTV GROUP INCORPORATED<<+                                                   2,618,773
      29,748   EMBARQ CORPORATION                                                              1,069,738
     306,610   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                               1,116,060
      18,849   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                         414,678
     597,922   SPRINT NEXTEL CORPORATION<<+                                                    1,094,197
     594,507   VERIZON COMMUNICATIONS INCORPORATED                                            20,153,787
      91,970   WINDSTREAM CORPORATION                                                            846,124
                                                                                              75,646,291
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 7.02%
   1,050,169   BANK OF AMERICA CORPORATION                                                    14,786,381
     240,183   BANK OF NEW YORK MELLON CORPORATION                                             6,804,384
     115,634   BB&T CORPORATION<<                                                              3,175,310
   1,140,578   CITIGROUP INCORPORATED                                                          7,653,278
      31,496   COMERICA INCORPORATED                                                             625,196
     120,866   FIFTH THIRD BANCORP                                                               998,353
      42,969   FIRST HORIZON NATIONAL CORPORATION+                                               454,178
     109,095   HUDSON CITY BANCORP INCORPORATED                                                1,741,156
      76,613   HUNTINGTON BANCSHARES INCORPORATED<<                                              586,856
     781,175   JPMORGAN CHASE & COMPANY                                                       24,630,448
     103,604   KEYCORP                                                                           882,706
      16,157   M&T BANK CORPORATION<<                                                            927,573
      54,480   MARSHALL & ILSLEY CORPORATION<<                                                   743,107
     426,145   NATIONAL CITY CORPORATION                                                         771,322
      46,680   NORTHERN TRUST CORPORATION                                                      2,433,895
      72,865   PNC FINANCIAL SERVICES GROUP                                                    3,570,385
     144,825   REGIONS FINANCIAL CORPORATION                                                   1,152,807
     113,948   SOVEREIGN BANCORP INCORPORATED+                                                   339,566
      90,406   STATE STREET CORPORATION                                                        3,555,668
      74,114   SUNTRUST BANKS INCORPORATED                                                     2,189,328
     367,229   US BANCORP                                                                      9,184,397
     452,303   WACHOVIA CORPORATION(L)                                                         2,505,753
     793,180   WELLS FARGO & COMPANY(L)                                                       23,382,946
     149,768   WESTERN UNION COMPANY                                                           2,147,673
      24,141   ZIONS BANCORPORATION<<                                                            591,696
                                                                                             115,834,362
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
E-COMMERCE/SERVICES: 0.21%
      67,315   AMAZON.COM INCORPORATED+                                                   $    3,451,913
                                                                                          --------------
EATING & DRINKING PLACES: 1.11%
      29,034   DARDEN RESTAURANTS INCORPORATED                                                   818,178
     233,272   MCDONALD'S CORPORATION                                                         14,507,186
      96,812   YUM! BRANDS INCORPORATED                                                        3,049,578
                                                                                              18,374,942
                                                                                          --------------
EDUCATIONAL SERVICES: 0.10%
      22,299   APOLLO GROUP INCORPORATED CLASS A+                                              1,708,549
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.76%
     140,804   AES CORPORATION<<+                                                              1,160,225
      35,382   ALLEGHENY ENERGY INCORPORATED                                                   1,198,035
      44,256   AMEREN CORPORATION                                                              1,471,955
      84,463   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                    2,810,929
      72,032   CENTERPOINT ENERGY INCORPORATED                                                   909,044
      47,344   CMS ENERGY CORPORATION                                                            478,174
      57,270   CONSOLIDATED EDISON INCORPORATED                                                2,229,521
      37,342   CONSTELLATION ENERGY GROUP INCORPORATED                                           936,911
     121,673   DOMINION RESOURCES INCORPORATED                                                 4,360,760
      34,120   DTE ENERGY COMPANY                                                              1,217,060
     264,822   DUKE ENERGY CORPORATION                                                         3,974,978
     105,851   DYNEGY INCORPORATED CLASS A+                                                      211,702
      68,191   EDISON INTERNATIONAL                                                            2,190,295
     146,760   EL PASO CORPORATION<<                                                           1,149,131
      39,626   ENTERGY CORPORATION                                                             3,294,109
     137,701   EXELON CORPORATION                                                              7,657,553
      63,801   FIRSTENERGY CORPORATION                                                         3,099,453
      85,545   FPL GROUP INCORPORATED                                                          4,305,480
      65,157   FRONTIER COMMUNICATIONS CORPORATION                                               569,472
      15,995   INTEGRYS ENERGY GROUP INCORPORATED                                                687,465
       9,458   NICOR INCORPORATED                                                                328,571
      57,398   NISOURCE INCORPORATED                                                             629,656
      45,252   PEPCO HOLDINGS INCORPORATED                                                       803,676
      75,553   PG&E CORPORATION                                                                2,924,657
      21,100   PINNACLE WEST CAPITAL CORPORATION                                                 677,943
      78,486   PPL CORPORATION                                                                 2,408,735
      55,063   PROGRESS ENERGY INCORPORATED                                                    2,194,261
     105,924   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                    3,089,803
      36,299   QUESTAR CORPORATION                                                             1,186,614
      67,193   REPUBLIC SERVICES INCORPORATED                                                  1,665,714
      24,596   SCANA CORPORATION                                                                 875,618
      50,991   SEMPRA ENERGY                                                                   2,173,746
     127,891   SPECTRA ENERGY CORPORATION<<                                                    2,013,004
      17,909   STERICYCLE INCORPORATED+                                                          932,701
      44,535   TECO ENERGY INCORPORATED                                                          550,007
     162,118   THE SOUTHERN COMPANY                                                            5,998,366
     102,676   WASTE MANAGEMENT INCORPORATED                                                   3,402,666
      24,470   WISCONSIN ENERGY CORPORATION                                                    1,027,251
      93,985   XCEL ENERGY INCORPORATED                                                        1,743,422
                                                                                              78,538,663
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.19%
     127,355   ADVANCED MICRO DEVICES INCORPORATED<<+                                            275,087
      62,238   ALTERA CORPORATION                                                              1,039,997
      36,790   AMPHENOL CORPORATION CLASS A                                                      882,224
      60,946   ANALOG DEVICES INCORPORATED                                                     1,159,193
      92,956   BROADCOM CORPORATION CLASS A+                                                   1,577,463
      18,904   CIENA CORPORATION<<+                                                              126,657

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
   1,225,458   CISCO SYSTEMS INCORPORATED+                                                $   19,974,965
      36,274   COOPER INDUSTRIES LIMITED CLASS A<<                                             1,060,289
     160,544   EMERSON ELECTRIC COMPANY                                                        5,877,516
   2,198,316   GENERAL ELECTRIC COMPANY                                                       35,612,719
      12,253   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                      204,993
      28,169   HARRIS CORPORATION                                                              1,071,830
      44,088   JABIL CIRCUIT INCORPORATED                                                        297,594
      46,013   JDS UNIPHASE CORPORATION+                                                         167,947
      35,341   KLA-TENCOR CORPORATION<<                                                          770,080
      24,989   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                        1,843,688
      46,407   LINEAR TECHNOLOGY CORPORATION<<                                                 1,026,523
     135,015   LSI LOGIC CORPORATION+                                                            444,199
      46,977   MEMC ELECTRONIC MATERIALS INCORPORATED+                                           670,832
      38,069   MICROCHIP TECHNOLOGY INCORPORATED<<                                               743,488
     159,853   MICRON TECHNOLOGY INCORPORATED<<+                                                 422,012
      29,480   MOLEX INCORPORATED                                                                427,165
     474,341   MOTOROLA INCORPORATED                                                           2,101,331
      40,828   NATIONAL SEMICONDUCTOR CORPORATION                                                411,138
      69,102   NETAPP INCORPORATED<<+                                                            965,355
      20,440   NOVELLUS SYSTEMS INCORPORATED+                                                    252,230
     112,406   NVIDIA CORPORATION+                                                               907,116
      26,775   QLOGIC CORPORATION+                                                               359,856
     346,487   QUALCOMM INCORPORATED                                                          12,414,629
      33,133   ROCKWELL COLLINS INCORPORATED                                                   1,295,169
      83,305   TELLABS INCORPORATED+                                                             343,217
     271,339   TEXAS INSTRUMENTS INCORPORATED<<                                                4,211,181
      95,780   TYCO ELECTRONICS LIMITED                                                        1,552,594
      15,383   WHIRLPOOL CORPORATION                                                             636,087
      57,327   XILINX INCORPORATED<<                                                           1,021,567
                                                                                             102,147,931
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.33%
      37,988   FLUOR CORPORATION                                                               1,704,522
      25,715   JACOBS ENGINEERING GROUP INCORPORATED+                                          1,236,892
      40,653   MOODY'S CORPORATION<<                                                             816,719
      67,207   PAYCHEX INCORPORATED                                                            1,766,200
                                                                                               5,524,333
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.33%
      19,797   BALL CORPORATION                                                                  823,357
      31,375   FORTUNE BRANDS INCORPORATED                                                     1,295,160
      82,378   ILLINOIS TOOL WORKS INCORPORATED                                                2,887,349
      12,021   SNAP-ON INCORPORATED                                                              473,387
                                                                                               5,479,253
                                                                                          --------------
FINANCIAL SERVICES: 0.02%
      33,038   JANUS CAPITAL GROUP INCORPORATED                                                  265,295
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 4.26%
     134,259    ARCHER DANIELS MIDLAND COMPANY                                                 3,870,687
      43,061    CAMPBELL SOUP COMPANY                                                          1,292,261
      66,380    COCA-COLA ENTERPRISES INCORPORATED                                               798,551
      93,573    CONAGRA FOODS INCORPORATED<<                                                   1,543,955
      40,741    CONSTELLATION BRANDS INCORPORATED CLASS A+                                       642,486
      53,095    DR PEPPER SNAPPLE GROUP INCORPORATED+                                            862,794
      69,934    GENERAL MILLS INCORPORATED                                                     4,248,491
      65,811    H.J. HEINZ COMPANY                                                             2,474,494
      24,787    JM SMUCKER COMPANY                                                             1,074,764
      52,726    KELLOGG COMPANY                                                                2,312,035

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
FOOD & KINDRED PRODUCTS (continued)
     307,486   KRAFT FOODS INCORPORATED CLASS A                                           $    8,255,999
      27,207   MCCORMICK & COMPANY INCORPORATED                                                  866,815
      31,151   MOLSON COORS BREWING COMPANY<<                                                  1,523,907
      28,283   PEPSI BOTTLING GROUP INCORPORATED                                                 636,650
     325,065   PEPSICO INCORPORATED                                                           17,803,810
     147,956   SARA LEE CORPORATION                                                            1,448,489
     416,431   THE COCA-COLA COMPANY                                                          18,851,831
      34,713   THE HERSHEY COMPANY                                                             1,205,930
      63,229   TYSON FOODS INCORPORATED CLASS A                                                  553,886
                                                                                              70,267,835
                                                                                          --------------
FOOD STORES: 0.45%
     136,562   KROGER COMPANY<<                                                                3,606,602
      89,726   SAFEWAY INCORPORATED                                                            2,132,787
     153,938   STARBUCKS CORPORATION+                                                          1,456,253
      29,368   WHOLE FOODS MARKET INCORPORATED<<+                                                277,234
                                                                                               7,472,876
                                                                                          --------------
FORESTRY: 0.08%
      44,222   WEYERHAEUSER COMPANY                                                            1,353,635
                                                                                          --------------
FURNITURE & FIXTURES: 0.12%
      32,692   LEGGETT & PLATT INCORPORATED                                                      496,591
      75,326   MASCO CORPORATION                                                                 838,378
      58,017   NEWELL RUBBERMAID INCORPORATED                                                    567,406
                                                                                               1,902,375
                                                                                          --------------
GENERAL MERCHANDISE STORES: 2.23%
      17,186   BIG LOTS INCORPORATED<<+                                                          249,025
      29,243   FAMILY DOLLAR STORES INCORPORATED                                                 762,365
      46,502   JCPENNEY COMPANY INCORPORATED                                                     916,089
      88,023   MACY'S INCORPORATED                                                               911,038
      11,645   SEARS HOLDINGS CORPORATION<<+                                                     452,641
     157,555   TARGET CORPORATION<<                                                            5,440,374
      87,139   TJX COMPANIES INCORPORATED                                                      1,792,449
     467,960   WAL-MART STORES INCORPORATED                                                   26,233,838
                                                                                              36,757,819
                                                                                          --------------
HEALTH SERVICES: 0.35%
      75,266   CARDINAL HEALTH INCORPORATED                                                    2,594,419
      21,725   DAVITA INCORPORATED+                                                            1,076,908
      22,604   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                   1,455,924
      86,887   TENET HEALTHCARE CORPORATION+                                                      99,920
      21,894   WATSON PHARMACEUTICALS INCORPORATED+                                              581,724
                                                                                               5,808,895
                                                                                          --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.96%
      21,192   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                 244,768
      16,139   AVALONBAY COMMUNITIES INCORPORATED                                                977,701
      25,284   BOSTON PROPERTIES INCORPORATED                                                  1,390,620
      25,174   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                         122,849
      56,933   EQUITY RESIDENTIAL                                                              1,697,742
      52,879   HCP INCORPORATED<<                                                              1,468,450
     109,368   HOST HOTELS & RESORTS INCORPORATED                                                827,916
      47,930   KIMCO REALTY CORPORATION                                                          876,160
      34,909   PLUM CREEK TIMBER COMPANY                                                       1,212,739

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      55,601  PROLOGIS                                                                    $      772,298
      26,236  PUBLIC STORAGE INCORPORATED                                                      2,085,762
      47,261  SIMON PROPERTY GROUP INCORPORATED<<                                              2,510,977
      28,752  VORNADO REALTY TRUST                                                             1,735,183
                                                                                              15,923,165
                                                                                          --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.20%
      54,354  BED BATH & BEYOND INCORPORATED<<+                                                1,381,679
      70,697  BEST BUY COMPANY INCORPORATED                                                    1,987,293
                                                                                               3,368,972
                                                                                          --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.13%
      61,375  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                      1,193,744
      38,306  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                   685,677
      37,113  WYNDHAM WORLDWIDE CORPORATION                                                      243,090
                                                                                               2,122,511
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.42%
     145,034  3M COMPANY<<                                                                     8,345,256
     186,052  APPLE INCORPORATED+                                                             15,879,538
     280,806  APPLIED MATERIALS INCORPORATED                                                   2,844,565
      64,365  BAKER HUGHES INCORPORATED                                                        2,064,186
      12,577  BLACK & DECKER CORPORATION                                                         525,844
      45,944  CAMERON INTERNATIONAL CORPORATION+                                                 941,852
     126,255  CATERPILLAR INCORPORATED<<                                                       5,639,811
      42,146  CUMMINS INCORPORATED                                                             1,126,563
      89,371  DEERE & COMPANY                                                                  3,424,697
     362,199  DELL INCORPORATED+                                                               3,708,918
      38,922  DOVER CORPORATION                                                                1,281,312
      34,513  EATON CORPORATION                                                                1,715,641
     427,125  EMC CORPORATION+                                                                 4,471,999
      11,833  FLOWSERVE CORPORATION                                                              609,400
      34,277  GAMESTOP CORPORATION CLASS A+                                                      742,440
     512,592  HEWLETT-PACKARD COMPANY                                                         18,601,964
      66,721  INGERSOLL-RAND COMPANY LIMITED CLASS A                                           1,157,609
   1,164,115  INTEL CORPORATION                                                               17,065,926
     281,183  INTERNATIONAL BUSINESS MACHINES CORPORATION                                     23,664,361
      16,408  LEXMARK INTERNATIONAL INCORPORATED+                                                441,375
      27,282  MANITOWOC COMPANY INCORPORATED                                                     236,262
      87,345  NATIONAL OILWELL VARCO INCORPORATED+                                             2,134,712
      24,713  PALL CORPORATION                                                                   702,591
      33,729  PARKER HANNIFIN CORPORATION                                                      1,434,832
      43,142  PITNEY BOWES INCORPORATED                                                        1,099,258
      47,309  SANDISK CORPORATION<<+                                                             454,166
      45,806  SMITH INTERNATIONAL INCORPORATED                                                 1,048,499
      16,491  STANLEY WORKS                                                                      562,343
      36,836  TERADATA CORPORATION+                                                              546,278
                                                                                             122,472,198
                                                                                          --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.47%
      56,464   AON CORPORATION                                                                 2,579,276
      35,310   HUMANA INCORPORATED+                                                            1,316,357
     107,595   MARSH & MCLENNAN COMPANIES INCORPORATED                                         2,611,331
      69,302   UNUMPROVIDENT CORPORATION                                                       1,289,017
                                                                                               7,795,981
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
INSURANCE CARRIERS: 3.22%
      96,507   AETNA INCORPORATED                                                         $    2,750,450
      97,558   AFLAC INCORPORATED                                                              4,472,059
     112,175   ALLSTATE CORPORATION<<                                                          3,674,853
     562,767   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                        883,544
      24,617   ASSURANT INCORPORATED                                                             738,510
      74,447   CHUBB CORPORATION                                                               3,796,797
      57,527   CIGNA CORPORATION                                                                 969,330
      33,986   CINCINNATI FINANCIAL CORPORATION                                                  987,973
      90,654   GENWORTH FINANCIAL INCORPORATED+                                                  256,551
      63,060   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                  1,035,445
      37,044   LEUCADIA NATIONAL CORPORATION                                                     733,471
      53,555   LINCOLN NATIONAL CORPORATION                                                    1,008,976
      75,756   LOEWS CORPORATION                                                               2,140,107
      39,430   MBIA INCORPORATED<<+                                                              160,480
     166,097   METLIFE INCORPORATED                                                            5,790,141
      54,279   PRINCIPAL FINANCIAL GROUP INCORPORATED                                          1,225,077
      88,742   PRUDENTIAL FINANCIAL INCORPORATED                                               2,685,333
     141,408   THE PROGRESSIVE CORPORATION<<                                                   2,094,252
     122,339   THE TRAVELERS COMPANIES INCORPORATED                                            5,529,723
      17,796   TORCHMARK CORPORATION                                                             795,492
     252,792   UNITEDHEALTH GROUP INCORPORATED                                                 6,724,267
     106,541   WELLPOINT INCORPORATED+                                                         4,488,572
      69,233   XL CAPITAL LIMITED CLASS A<<                                                      256,162
                                                                                              53,197,565
                                                                                          --------------
LEATHER & LEATHER PRODUCTS: 0.09%
      68,424   COACH INCORPORATED+                                                             1,421,166
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 1.80%
      73,254   AGILENT TECHNOLOGIES INCORPORATED+                                              1,144,960
      50,883   BECTON DICKINSON & COMPANY                                                      3,479,888
     314,266   BOSTON SCIENTIFIC CORPORATION+                                                  2,432,421
      20,762   C.R. BARD INCORPORATED                                                          1,749,406
     105,397   COVIDIEN LIMITED                                                                3,819,587
      53,514   DANAHER CORPORATION<<                                                           3,029,428
      31,175   DENTSPLY INTERNATIONAL INCORPORATED                                               880,382
      56,188   EASTMAN KODAK COMPANY                                                             369,717
      29,076   FLIR SYSTEMS INCORPORATED                                                         892,052
      11,561   MILLIPORE CORPORATION+                                                            595,623
      24,719   PERKINELMER INCORPORATED                                                          343,841
      33,161   QUEST DIAGNOSTICS INCORPORATED<<                                                1,721,388
      86,663   RAYTHEON COMPANY                                                                4,423,280
      29,615   ROCKWELL AUTOMATION INCORPORATED                                                  954,788
      35,431   TERADYNE INCORPORATED+                                                            149,519
      87,949   THERMO FISHER SCIENTIFIC INCORPORATED+                                          2,996,422
      20,576   WATERS CORPORATION+                                                               754,110
                                                                                              29,736,812
                                                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.71%
       8,186   INTUITIVE SURGICAL INCORPORATED<<+                                              1,039,540
     234,042   MEDTRONIC INCORPORATED                                                          7,353,600
      72,036   ST. JUDE MEDICAL INCORPORATED+                                                  2,374,307
      26,004   VARIAN MEDICAL SYSTEMS INCORPORATED+                                              911,180
                                                                                              11,678,627
                                                                                          --------------
MEDICAL MANAGEMENT SERVICES: 0.46%
      31,180   COVENTRY HEALTH CARE INCORPORATED+                                                463,958
      51,792   EXPRESS SCRIPTS INCORPORATED+                                                   2,847,524

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
MEDICAL MANAGEMENT SERVICES (continued)
     104,234   MEDCO HEALTH SOLUTIONS INCORPORATED+                                       $    4,368,447
                                                                                               7,679,929
                                                                                          --------------
MEDICAL PRODUCTS: 1.63%
      64,361   ALLERGAN INCORPORATED                                                           2,595,036
     129,800   BAXTER INTERNATIONAL INCORPORATED                                               6,955,982
     442,495   MERCK & COMPANY INCORPORATED                                                   13,451,848
      50,700   STRYKER CORPORATION                                                             2,025,465
      47,002   ZIMMER HOLDINGS INCORPORATED<<+                                                 1,899,821
                                                                                              26,928,152
                                                                                          --------------
METAL MINING: 0.35%
      79,042   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B+                            1,931,786
      95,082   NEWMONT MINING CORPORATION                                                      3,869,837
                                                                                               5,801,623
                                                                                          --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.10%
      23,053    VULCAN MATERIALS COMPANY<<                                                     1,604,028
                                                                                          --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.28%
      25,929   HASBRO INCORPORATED<<                                                             756,349
      75,018   MATTEL INCORPORATED                                                             1,200,288
      25,766   TIFFANY & COMPANY<<                                                               608,851
      98,983   TYCO INTERNATIONAL LIMITED                                                      2,138,033
                                                                                               4,703,521
                                                                                          --------------
MISCELLANEOUS RETAIL: 1.31%
      90,348   COSTCO WHOLESALE CORPORATION<<                                                  4,743,270
     300,599   CVS CAREMARK CORPORATION                                                        8,639,215
      57,533   OFFICE DEPOT INCORPORATED+                                                        171,448
      26,177   RADIOSHACK CORPORATION<<                                                          312,553
     149,311   STAPLES INCORPORATED                                                            2,675,644
     207,180   WALGREEN COMPANY                                                                5,111,131
                                                                                              21,653,261
                                                                                          --------------
MISCELLANEOUS SERVICES: 0.05%
      11,283   D&B CORPORATION                                                                   871,048
                                                                                          --------------
MOTION PICTURES: 1.25%
     481,370   NEWS CORPORATION CLASS A                                                        4,375,653
     750,848   TIME WARNER INCORPORATED                                                        7,553,531
     387,416   WALT DISNEY COMPANY<<                                                           8,790,469
                                                                                              20,719,653
                                                                                          --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.95%
      65,142   FEDEX CORPORATION                                                               4,178,859
     208,290   UNITED PARCEL SERVICE INCORPORATED CLASS B                                     11,489,276
                                                                                              15,668,135
                                                                                          --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.65%
      43,273   AMERICAN CAPITAL LIMITED<<+                                                       140,205
     242,763   AMERICAN EXPRESS COMPANY                                                        4,503,254
      81,973   CAPITAL ONE FINANCIAL CORPORATION<<                                             2,614,119
      75,460   CIT GROUP INCORPORATED<<                                                          342,588

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
     100,445   DISCOVER FINANCIAL SERVICES                                                $      957,241
      72,789   PEOPLE'S UNITED FINANCIAL INCORPORATED                                          1,297,828
      97,801   SLM CORPORATION<<+                                                                870,429
                                                                                              10,725,664
                                                                                          --------------
OFFICE EQUIPMENT: 0.09%
     181,168   XEROX CORPORATION                                                               1,443,909
                                                                                          --------------
OIL & GAS EXTRACTION: 3.69%
      96,076   ANADARKO PETROLEUM CORPORATION                                                  3,703,730
      70,045   APACHE CORPORATION                                                              5,220,454
      61,100   BJ SERVICES COMPANY                                                               713,037
      21,631   CABOT OIL & GAS CORPORATION                                                       562,406
     113,200   CHESAPEAKE ENERGY CORPORATION                                                   1,830,444
      92,467   DEVON ENERGY CORPORATION<<                                                      6,076,007
      29,683   ENSCO INTERNATIONAL INCORPORATED                                                  842,700
      52,236   EOG RESOURCES INCORPORATED                                                      3,477,873
      27,387   EQUITABLE RESOURCES INCORPORATED                                                  918,834
     187,061   HALLIBURTON COMPANY<<                                                           3,400,769
      59,560   NABORS INDUSTRIES LIMITED+                                                        712,933
      55,241   NOBLE CORPORATION                                                               1,218,616
      36,155   NOBLE ENERGY INCORPORATED                                                       1,779,549
     169,505   OCCIDENTAL PETROLEUM CORPORATION                                               10,168,605
      24,632   PIONEER NATURAL RESOURCES COMPANY                                                 398,546
      32,511   RANGE RESOURCES CORPORATION                                                     1,118,053
      23,651   ROWAN COMPANIES INCORPORATED                                                      376,051
     250,355   SCHLUMBERGER LIMITED                                                           10,597,527
      71,857   SOUTHWESTERN ENERGY COMPANY+                                                    2,081,697
           1   TRANSOCEAN LIMITED+                                                                    65
     142,552   WEATHERFORD INTERNATIONAL LIMITED+                                              1,542,413
     120,726   XTO ENERGY INCORPORATED                                                         4,258,006
                                                                                              60,998,315
                                                                                          --------------
PAPER & ALLIED PRODUCTS: 0.16%
      20,861   BEMIS COMPANY INCORPORATED                                                        493,988
      89,486   INTERNATIONAL PAPER COMPANY                                                     1,055,935
      35,750   MEADWESTVACO CORPORATION                                                          400,043
      27,500   PACTIV CORPORATION+                                                               684,200
                                                                                               2,634,166
                                                                                          --------------
PERSONAL SERVICES: 0.14%
      27,501   CINTAS CORPORATION                                                                638,848
      70,940   H & R BLOCK INCORPORATED                                                        1,611,757
                                                                                               2,250,605
                                                                                          --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.81%
     425,249   CHEVRON CORPORATION                                                            31,455,669
     312,025   CONOCOPHILLIPS                                                                 16,162,895
   1,064,625   EXXON MOBIL CORPORATION                                                        84,989,014
      59,373   HESS CORPORATION                                                                3,184,768
     147,675   MARATHON OIL CORPORATION                                                        4,040,388
      39,868   MURPHY OIL CORPORATION                                                          1,768,146
      24,458   SUNOCO INCORPORATED<<                                                           1,062,945
      28,978   TESORO PETROLEUM CORPORATION<<                                                    381,640
     108,001   VALERO ENERGY CORPORATION                                                       2,337,142
                                                                                             145,382,607
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
PIPELINES: 0.11%
     121,115   THE WILLIAMS COMPANIES INCORPORATED                                        $    1,753,745
                                                                                          --------------
PRIMARY METAL INDUSTRIES: 0.51%
      23,444   AK STEEL HOLDING CORPORATION                                                      218,498
     167,504   ALCOA INCORPORATED<<                                                            1,886,095
      20,153   ALLEGHENY TECHNOLOGIES INCORPORATED                                               514,506
      65,709   NUCOR CORPORATION                                                               3,035,756
      29,180   PRECISION CASTPARTS CORPORATION                                                 1,735,626
      17,810   TITANIUM METALS CORPORATION<<                                                     156,906
      24,332   UNITED STATES STEEL CORPORATION                                                   905,150
                                                                                               8,452,537
                                                                                          --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.42%
     142,306   CBS CORPORATION CLASS B<<                                                       1,165,486
      47,744   GANNETT COMPANY INCORPORATED<<                                                    381,952
      65,824   MCGRAW-HILL COMPANIES INCORPORATED                                              1,526,459
       7,563   MEREDITH CORPORATION<<                                                            126,605
      24,377   NEW YORK TIMES COMPANY CLASS A<<                                                  178,683
      42,906   RR DONNELLEY & SONS COMPANY                                                       582,663
     128,409   VIACOM INCORPORATED CLASS B+                                                    2,447,476
       1,254   WASHINGTON POST COMPANY CLASS B                                                   489,374
                                                                                               6,898,698
                                                                                          --------------
RAILROAD TRANSPORTATION: 0.96%
      58,751   BURLINGTON NORTHERN SANTA FE CORPORATION                                        4,448,038
      82,561   CSX CORPORATION                                                                 2,680,756
      77,498   NORFOLK SOUTHERN CORPORATION                                                    3,646,281
     105,995   UNION PACIFIC CORPORATION                                                       5,066,561
                                                                                              15,841,636
                                                                                          --------------
REAL ESTATE: 0.01%
      46,672   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                      201,623
                                                                                          --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
      33,042   SEALED AIR CORPORATION                                                            493,647
      50,501   THE GOODYEAR TIRE & RUBBER COMPANY+                                               301,491
                                                                                                 795,138
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.94%
      45,333   AMERIPRISE FINANCIAL INCORPORATED                                               1,058,979
     195,842   CHARLES SCHWAB CORPORATION                                                      3,166,765
      14,019   CME GROUP INCORPORATED                                                          2,917,494
     117,782   E*TRADE FINANCIAL CORPORATION<<+                                                  135,449
      18,538   FEDERATED INVESTORS INCORPORATED CLASS B                                          314,404
      31,658   FRANKLIN RESOURCES INCORPORATED                                                 2,019,147
      92,549   GOLDMAN SACHS GROUP INCORPORATED                                                7,810,210
      15,120   INTERCONTINENTAL EXCHANGE INCORPORATED+                                         1,246,493
      80,573   INVESCO LIMITED<<                                                               1,163,474
      29,704   LEGG MASON INCORPORATED                                                           650,815
     335,121   MERRILL LYNCH & COMPANY INCORPORATED                                            3,900,808
     222,270   MORGAN STANLEY<<                                                                3,565,211
      28,492   NASDAQ STOCK MARKET INCORPORATED+                                                 704,037
      55,463   NYSE EURONEXT INCORPORATED<<                                                    1,518,577
      54,081   T. ROWE PRICE GROUP INCORPORATED<<                                              1,916,631
                                                                                              32,088,494
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.25%
     325,317   CORNING INCORPORATED                                                       $    3,100,271
      34,954   OWENS-ILLINOIS INCORPORATED                                                       955,293
                                                                                               4,055,564
                                                                                          --------------
TOBACCO PRODUCTS: 1.85%
     431,237   ALTRIA GROUP INCORPORATED                                                       6,494,429
      35,176   LORILLARD INCORPORATED                                                          1,982,168
     423,417   PHILIP MORRIS INTERNATIONAL                                                    18,422,874
      35,380   REYNOLDS AMERICAN INCORPORATED                                                  1,426,168
      31,058   UST INCORPORATED                                                                2,154,804
                                                                                              30,480,443
                                                                                          --------------
TRANSPORTATION BY AIR: 0.08%
     154,822   SOUTHWEST AIRLINES COMPANY<<                                                    1,334,566
                                                                                          --------------
TRANSPORTATION EQUIPMENT: 2.87%
     153,380   BOEING COMPANY                                                                  6,544,725
     499,982   FORD MOTOR COMPANY<<+                                                           1,144,959
      81,594   GENERAL DYNAMICS CORPORATION                                                    4,698,998
     127,768   GENERAL MOTORS CORPORATION<<+                                                     408,858
      33,369   GENUINE PARTS COMPANY                                                           1,263,350
      25,764   GOODRICH CORPORATION                                                              953,783
      48,729   HARLEY-DAVIDSON INCORPORATED<<                                                    826,931
     152,010   HONEYWELL INTERNATIONAL INCORPORATED                                            4,990,488
      38,006   ITT CORPORATION                                                                 1,747,896
     124,360   JOHNSON CONTROLS INCORPORATED                                                   2,258,378
      69,682   LOCKHEED MARTIN CORPORATION                                                     5,858,863
      68,428   NORTHROP GRUMMAN CORPORATION                                                    3,081,997
      75,908   PACCAR INCORPORATED                                                             2,170,969
      50,461   TEXTRON INCORPORATED                                                              699,894
     198,962   UNITED TECHNOLOGIES CORPORATION                                                10,664,363
                                                                                              47,314,452
                                                                                          --------------
TRANSPORTATION SERVICES: 0.21%
      35,414   C.H. ROBINSON WORLDWIDE INCORPORATED                                            1,948,832
      44,382   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                             1,476,589
                                                                                               3,425,421
                                                                                          --------------
TRAVEL & RECREATION: 0.16%
      91,464   CARNIVAL CORPORATION+                                                           2,224,404
      43,841   EXPEDIA INCORPORATED+                                                             361,250
                                                                                               2,585,654
                                                                                          --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.77%
      32,696   AMERISOURCEBERGEN CORPORATION                                                   1,165,939
      20,528   BROWN-FORMAN CORPORATION CLASS B                                                1,056,974
      32,221   DEAN FOODS COMPANY<<+                                                             579,011
      57,747   MCKESSON CORPORATION<<                                                          2,236,541
      82,113   NIKE INCORPORATED CLASS B<<                                                     4,187,763
      44,319   SUPERVALU INCORPORATED                                                            647,057
     125,398   SYSCO CORPORATION                                                               2,876,630
                                                                                              12,749,915
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 0.36%
      86,599   KIMBERLY-CLARK CORPORATION                                                      4,567,231

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
      19,083   PATTERSON COMPANIES INCORPORATED+                                          $      357,806
      13,532   W.W. GRAINGER INCORPORATED                                                      1,066,864
                                                                                               5,991,901
                                                                                          --------------
TOTAL COMMON STOCKS (COST $2,027,324,527)                                                  1,646,088,835
                                                                                          --------------
RIGHTS: 0.00%
      44,400   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                        0
TOTAL RIGHTS (COST $0)                                                                                 0
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 7.26%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.43%
   5,875,684   AIM STIT-LIQUID ASSETS PORTFOLIO                                                5,875,684
   5,875,684   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                    5,875,684
   5,875,684   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                      5,875,684
   5,875,684   DWS MONEY MARKET SERIES INSTITUTIONAL                                           5,875,684
                                                                                              23,502,736
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.83%
$  2,149,641   AMSTEL FUNDING CORPORATION++                    1.70%         01/13/2009        2,148,422
   1,791,367   ANTALIS US FUNDING CORPORATION++                1.20          01/15/2009        1,790,531
     459,307   ANTALIS US FUNDING CORPORATION++                1.30          01/12/2009          459,124
  10,103,311   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $10,103,356)                                 0.08          01/02/2009       10,103,311
     573,238   BANK OF IRELAND                                 0.15          01/02/2009          573,238
   2,149,641   BARTON CAPITAL CORPORATION++                    0.25          01/06/2009        2,149,566
   2,149,641   CANCARA ASSET SECURITIZATION LIMITED++          0.90          01/09/2009        2,149,211
     465,755   CHARIOT FUNDING LLC++                           0.28          01/05/2009          465,741
   1,829,395   CHEYNE FINANCE LLC+/-++(A)(I)####               0.00          02/25/2008           30,185
   1,408,447   CHEYNE FINANCE LLC+/-++(A)(I)####               0.00          05/19/2008           23,239
   2,292,950   CONCORD MINUTEMAN CAPITAL COMPANY++             1.15          01/15/2009        2,291,925
   5,553,238   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY
                  VALUE $5,553,241)                            0.01          01/02/2009        5,553,238
   8,526,908   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $8,526,955)                                  0.10          01/02/2009        8,526,908
   2,203,382   DEXIA CREDIT LOCAL DE FRANCE SA                 0.90          01/02/2009        2,203,382
   2,507,914   E.ON AG++                                       0.95          01/20/2009        2,506,657
   1,146,475   FALCON ASSET SECURITIZATION CORPORATION++       0.55          01/12/2009        1,146,282
   8,526,908   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $8,526,936)                                  0.06          01/02/2009        8,526,908
   6,765,415   GRYPHON FUNDING LIMITED(A)(I)####               0.00          08/23/2009        2,832,679
   5,302,447   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $5,302,462)                                  0.05          01/02/2009        5,302,447
   2,292,950   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                    1.40          01/14/2009        2,291,791
   2,292,950   LEXINGTON PARKER CAPITAL++                      1.15          01/15/2009        2,291,925
   2,364,605   LLOYDS TSB BK PLC LONDON                        0.30          01/02/2009        2,364,605
   2,149,641   METLIFE SHORT TERM FUNDING LLC++                0.70          01/12/2009        2,149,181
   2,149,641   MONT BLANC CAPITAL CORPORATION++                1.00          01/12/2009        2,148,984
   8,526,908   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $8,526,927)                                  0.04          01/02/2009        8,526,908
   2,006,331   PARK AVENUE RECEIVABLES COMPANY LLC++           0.35          01/12/2009        2,006,117
   1,433,094   PRUDENTIAL PLC++                                1.25          01/14/2009        1,432,447
     501,583   PRUDENTIAL PLC                                  1.35          01/12/2009          501,376
     358,273   PRUDENTIAL PLC                                  2.00          01/12/2009          358,054
   2,149,641   REGENCY MARKETS #1 LLC++                        0.90          01/12/2009        2,149,049
   1,077,185   TICONDEROGA MASTER FUNDING LIMITED++            0.30          01/06/2009        1,077,140
   2,436,259   UNICREDITO ITALIANO NY                          3.15          01/05/2009        2,436,774

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INDEX PORTFOLIO

  PRINCIPAL                  SECURITY NAME                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,632,032   VICTORIA FINANCE LLC+/-++(A)(I)####             0.11%         07/28/2008   $    1,421,297
   1,528,465   VICTORIA FINANCE LLC+/-++(A)(I)####             0.14          08/07/2008          825,371
   1,874,506   VICTORIA FINANCE LLC+/-++(A)(I)####             1.43          04/03/2008        1,012,233
   3,042,835   VICTORIA FINANCE LLC+/-++(A)(I)####             1.44          02/15/2008        1,643,131
   2,825,357   WHITE PINE FINANCE LLC+/-++(A)(I)####           1.39          02/22/2008        2,500,159
     358,273   WINDMILL FUNDING CORPORATION++                  0.35          01/07/2009          358,253
                                                                                              96,277,789
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $129,396,776)                                                                          119,780,525
                                                                                          --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.80%
  10,881,864   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   10,881,864
                                                                                          --------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.14%
$    160,000   US TREASURY BILL###                             0.28          02/05/2009          159,997
   1,000,000   US TREASURY BILL###                             0.80          02/05/2009          999,981
     150,000   US TREASURY BILL###                             0.97          05/07/2009          149,969
     175,000   US TREASURY BILL###                             1.66          02/05/2009          174,997
     920,000   US TREASURY BILL###                             1.89          02/05/2009          919,983
                                                                                               2,404,927
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,283,668)                                               13,286,791
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,170,004,971)*                           107.77%                                  $1,779,156,151
OTHER ASSETS AND LIABILITIES, NET                 (7.77)                                    (128,269,925)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $1,650,886,226
                                                 ------                                   --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $32,230,925.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,881,864.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 96.03%
AUSTRALIA: 4.79%
     149,566   PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+<<                          $      262,842
      83,826   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                1,515,013
       7,626   RIO TINTO LIMITED (METAL MINING)<<                                                204,360
      74,238   SANTOS LIMITED (OIL & GAS EXTRACTION)                                             777,860
      46,867   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                        477,481
                                                                                               3,237,556
                                                                                          --------------
CHINA: 0.83%
     630,000   PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                 559,854
                                                                                          --------------
FINLAND: 3.01%
      23,670   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                  514,475
      96,891   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                          1,520,449
                                                                                               2,034,924
                                                                                          --------------
FRANCE: 9.53%
      10,400   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   619,784
      41,000   AXA SA (INSURANCE CARRIERS)                                                       920,269
      10,700   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                            453,931
      14,767   GAZ DE FRANCE (GAS DISTRIBUTION)                                                  732,990
       8,762   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                           587,216
       7,417   TECHNIP SA (OIL & GAS EXTRACTION)                                                 227,731
      23,020   TOTAL SA (OIL & GAS EXTRACTION)                                                 1,265,620
       2,670   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                          303,579
      40,969   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                           1,335,344
                                                                                               6,446,464
                                                                                          --------------
GERMANY: 9.72%
       6,500   ALLIANZ SE (INSURANCE CARRIERS)                                                   691,604
      27,880   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                           1,624,523
      21,900   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                        866,061
     112,370   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                            1,698,955
      23,820   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                       935,344
      26,092   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                 453,093
      21,900   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                          306,566
                                                                                               6,576,146
                                                                                          --------------
GREECE: 0.70%
      50,524   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                           472,683
                                                                                          --------------
HONG KONG: 5.15%
     156,000   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)<<                             329,062
      73,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                        696,393
     108,500   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                               1,100,854
     385,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                        845,294
         940   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                       7,910
     153,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)<<                                 501,575
                                                                                               3,481,088
                                                                                          --------------
ITALY: 1.24%
      34,985   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                 841,866
                                                                                          --------------
JAPAN: 21.65%
      83,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                489,598

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
      25,600   CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                              $      579,153
         187   EAST JAPAN RAILWAY COMPANY (RAILROADS)(A)                                       1,449,589
      13,400   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                     960,402
      41,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                 190,690
          73   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                               581,960
      45,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   1,366,890
      41,800   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                        592,058
     129,500   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)             813,927
      79,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                    1,317,107
      14,400   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                 563,174
      31,700   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                          263,944
      49,400   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                            942,363
         703   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                        1,383,726
      13,200   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                  609,201
      27,800   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             1,449,000
      32,900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                    1,087,619
                                                                                              14,640,401
                                                                                          --------------
NETHERLANDS: 5.75%
      39,477   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                 711,657
      21,600   HEINEKEN NV (EATING & DRINKING PLACES)                                            661,321
      88,900   ING GROEP NV (FINANCIAL SERVICES)                                                 978,427
      27,779   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                             673,306
      45,800   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      868,392
                                                                                               3,893,103
                                                                                          --------------
NORWAY: 0.47%
      14,500   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                    318,953
                                                                                          --------------
RUSSIA: 0.64%
      13,100   GAZPROM ADR (OIL & GAS EXTRACTION)                                                186,675
       7,659   LUKOIL ADR (OIL & GAS EXTRACTION)                                                 245,471
                                                                                                 432,146
                                                                                          --------------
SINGAPORE: 0.75%
     232,000   CAPITALAND LIMITED (REAL ESTATE)                                                  506,208
                                                                                          --------------
SPAIN: 3.87%
      32,959   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)<<                                                                   756,501
      82,400   TELEFONICA SA (COMMUNICATIONS)                                                  1,859,905
                                                                                               2,616,406
                                                                                          --------------
SWITZERLAND: 11.79%
      39,900   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                        1,118,180
      11,400   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                      659,833
      27,100   NESTLE SA (FOOD & KINDRED PRODUCTS)                                             1,073,110
      28,600   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                       1,432,330
      12,800   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                1,981,659
       3,500   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                         679,929
       4,700   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                               1,026,861
                                                                                               7,971,902
                                                                                          --------------
TAIWAN: 1.15%
      98,533   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)           778,411
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
UNITED KINGDOM: 14.99%
     101,600   AVIVA PLC (INSURANCE CARRIERS)                                             $      575,716
     119,852   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                           652,252
      21,640   BHP BILLITON PLC (COAL MINING)                                                    419,721
     194,960   BP PLC (OIL & GAS EXTRACTION)                                                   1,504,982
     111,600   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                     788,111
      74,770   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                               1,390,554
      62,875   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                       219,102
     467,240   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                    522,244
      66,774   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                     659,825
      39,500   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                            1,037,788
      36,476   SABMILLER PLC (EATING & DRINKING PLACES)                                          612,536
      82,211   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                  525,042
      36,637   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                     470,785
     369,574   VODAFONE GROUP PLC (COMMUNICATIONS)                                               756,754
                                                                                              10,135,412
                                                                                          --------------
TOTAL COMMON STOCKS (COST $86,118,290)                                                        64,943,523
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 2.03%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.03%
   1,369,923   BANK OF NEW YORK MELLON INSTITUIONAL CASH RESERVE FUND                          1,369,923
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,369,923)                                      1,369,923
                                                                                          --------------
SHORT-TERM INVESTMENTS: 3.85%
   2,603,973   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                    2,603,973
TOTAL SHORT-TERM INVESTMENTS (COST $2,603,973)                                                 2,603,973
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $90,092,186)*                              101.91%                                  $   68,917,419
OTHER ASSETS AND LIABILITIES, NET                 (1.91)                                      (1,292,237)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $   67,625,182
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,603,973.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 95.55%
BELGIUM: 1.57%
       9,811   DELHAIZE GROUP (FOOD STORES)                                               $      606,483
      43,690   INBEV NA (FOOD & KINDRED PRODUCTS)                                              1,014,621
                                                                                               1,621,104
                                                                                          --------------
BRAZIL: 2.30%
      43,394   PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)                                885,672
      89,218   REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                 983,234
      39,489   VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                        495,192
                                                                                               2,364,098
                                                                                          --------------
CANADA: 2.05%
      62,789   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                      2,110,966
                                                                                          --------------
CHINA: 4.99%
   3,627,129   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)<<                          2,018,033
     569,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                       1,748,242
   1,086,700   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                  667,955
   1,723,043   SHANGHAI ELECTRIC GROUP COMPANY LIMITED CLASS H (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                705,900
                                                                                               5,140,130
                                                                                          --------------
FINLAND: 2.78%
     131,928   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                2,867,495
                                                                                          --------------
FRANCE: 11.65%
      33,754   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              2,011,557
      12,041   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                          519,743
      52,578   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                          2,230,540
      23,301   CARREFOUR SA (FOOD STORES)                                                        900,686
       1,248   ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                       72,586
       7,155   FRANCE TELECOM SA (COMMUNICATIONS)                                                199,429
      32,669   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                         2,189,427
       7,304   TECHNIP SA (OIL & GAS EXTRACTION)                                                 224,261
      86,318   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)        3,642,586
                                                                                              11,990,815
                                                                                          --------------
GERMANY: 14.83%
      15,479   ALLIANZ AG (INSURANCE CARRIERS)                                                 1,646,975
      68,545   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                           3,994,008
      68,647   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                           2,615,576
      13,877   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                       544,910
      29,030   FRAPORT AG (TRANSPORTATION SERVICES)                                            1,313,583
      32,053   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                    2,690,159
      22,956   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                  2,458,194
                                                                                              15,263,405
                                                                                          --------------
HONG KONG: 5.89%
     337,500   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)<<                             711,913
     315,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED
                  (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   616,346
   1,178,513   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                        1,458,760
     321,607   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                             1,623,542
     455,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                          681,804

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
HONG KONG (continued)
     115,624   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                              $      972,923
                                                                                               6,065,288
                                                                                          --------------
INDIA: 1.38%
      15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                       460,344
      17,677   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                      163,871
      41,537   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                  799,587
                                                                                               1,423,802
                                                                                          --------------
IRELAND: 0.50%
      85,384   ELAN CORPORATION PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                           512,304
                                                                                          --------------
ITALY: 1.91%
      94,988   FIAT SPA (TRANSPORTATION EQUIPMENT)                                               635,862
     365,111   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                   1,326,333
                                                                                               1,962,195
                                                                                          --------------
JAPAN: 10.14%
      18,300   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         579,828
      66,000   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                    1,118,328
         893   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                   2,957,921
     337,433   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)           2,120,817
         564   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)(A)                                1,603,340
     106,650   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                             1,490,599
      17,100   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)         565,297
                                                                                              10,436,130
                                                                                          --------------
LUXEMBOURG: 0.40%
       6,946   RTL GROUP SA (COMMUNICATIONS)                                                     411,671
                                                                                          --------------
MEXICO: 0.16%
      53,152   GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                   168,877
                                                                                          --------------
NETHERLANDS: 3.62%
     206,644   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)               3,725,201
                                                                                          --------------
RUSSIA: 1.46%
     105,162   GAZPROM ADR (OIL & GAS EXTRACTION)                                              1,498,559
                                                                                          --------------
SOUTH KOREA: 1.34%
      13,097   NHN CORPORATION (BUSINESS SERVICES)+                                            1,384,540
                                                                                          --------------
SPAIN: 6.02%
      24,804   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)             452,256
      40,046   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                    1,783,281
     175,595   TELEFONICA SA (COMMUNICATIONS)                                                  3,963,471
                                                                                               6,199,008
                                                                                          --------------
SWITZERLAND: 11.77%
       5,402   ADECCO SA (BUSINESS SERVICES)                                                     184,932
      17,073   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                          478,463
      41,333   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                    2,392,359
     102,572   NESTLE SA (FOOD & KINDRED PRODUCTS)                                             4,061,661
       4,633   ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                              743,872

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
SWITZERLAND (continued)
      27,487   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                           $    4,255,458
                                                                                              12,116,745
                                                                                          --------------
TAIWAN: 0.53%
      69,356   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)           547,912
                                                                                          --------------
UNITED KINGDOM: 9.43%
     173,370   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                           1,531,976
     436,668   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                  860,204
     281,382   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                   2,780,465
      49,237   NEXT PLC (APPAREL & ACCESSORY STORES)                                             773,717
     263,242   TESCO PLC (FOOD & KINDRED PRODUCTS)                                             1,370,710
       4,464   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                            102,537
     564,445   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                     2,287,894
                                                                                               9,707,503
                                                                                          --------------
USA: 0.83%
      19,588   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                    852,274
                                                                                          --------------
TOTAL COMMON STOCKS (COST $138,704,096)                                                       98,370,022
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 4.75%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.75%
   4,886,528   BANK OF NEW YORK MELLON INSTITUTIONAL CASH RESERVE FUND                         4,886,528
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,901,969)                                      4,886,528
                                                                                          --------------
SHORT-TERM INVESTMENTS: 3.80%
   3,909,858   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                    3,909,858
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,909,858)                                                 3,909,858
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $147,515,923)*                             104.10%                                  $  107,166,408
OTHER ASSETS AND LIABILITIES, NET                 (4.10)                                      (4,221,129)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  102,945,279
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,909,858.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 96.83%
AUSTRALIA: 5.68%
       3,761   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                     $       40,098
      12,135   ALUMINA LIMITED (METAL MINING)                                                     12,226
       7,156   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                           29,081
      16,055   AMP LIMITED (INSURANCE CARRIERS)                                                   61,214
       3,074   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                        8,364
       5,006   ASCIANO GROUP (TRANSPORTATION SERVICES)                                             5,329
       1,507   ASX LIMITED (BUSINESS SERVICES)                                                    35,227
      16,924   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)           182,715
       6,979   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                             24,258
       2,265   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                     17,523
      27,773   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                  590,014
       1,386   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
                  FROM FABRICS & SIMILAR MATERIALS)                                                7,611
       6,732   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                   16,540
       5,049   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                           16,352
      13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                               69,942
       1,184   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                  5,983
       8,707   CENTRO PROPERTIES GROUP (REAL ESTATE)+                                                467
      11,898   CENTRO RETAIL GROUP (REAL ESTATE)                                                     559
      14,842   CFS GANDEL RETAIL TRUST (REAL ESTATE)<<                                            19,510
       4,728   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                 30,383
         465   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                18,014
      11,670   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                          240,116
       4,025   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                          21,993
       3,813   CROWN LIMITED (MEMBERSHIP ORGANIZATIONS)                                           15,972
       4,898   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         115,504
       8,100   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                       10,019
      25,287   DB RREEF TRUST (REAL ESTATE)                                                       14,480
      11,385   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                           13,063
      10,514   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                     14,337
      16,249   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                   62,495
      11,290   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                 10,495
      38,734   GPT GROUP (REAL ESTATE)                                                            25,257
       4,224   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                         7,839
      14,639   INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                25,660
      16,151   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                             44,017
       3,720   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                12,183
       1,241   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             24,114
       3,177   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                       16,009
       2,337   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                      13,426
      16,677   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                2,865
       6,299   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                       10,603
      16,480   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                8,486
       2,420   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                49,115
      20,203   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                24,218
       6,735   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)<<                                  20,621
       8,888   MIRVAC GROUP (REAL ESTATE)                                                          7,955
      16,373   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                         240,710
       3,699   NEWCREST MINING LIMITED (METAL MINING)                                             88,047
       6,886   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                        11,908
       2,752   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             27,003
       7,451   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                       84,036
      26,224   OZ MINERALS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)(A)                                                                 9,324
         294   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                            7,690
       8,258   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                             15,214
       7,604   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                  137,429
       2,416   RIO TINTO LIMITED (METAL MINING)                                                   64,743
       4,712   SANTOS LIMITED (OIL & GAS EXTRACTION)                                              49,372
       1,300   SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      15,911
       2,657   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                         27,069
      12,352   STOCKLAND (REAL ESTATE)                                                            35,138
       7,992   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                   47,107

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
AUSTRALIA (continued)
       4,707   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                 $       23,029
       9,046   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                             17,663
      36,829   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                       98,593
       5,745   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                    24,823
       9,895   TRANSURBAN GROUP (SOCIAL SERVICES)                                                 37,430
       4,946   VIRGIN BLUE HOLDINGS LIMITED (TRANSPORTATION BY AIR)                                1,039
       5,414   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                        68,328
       1,240   WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                     15,637
      14,669   WESTFIELD GROUP (PROPERTIES)                                                      133,176
      22,052   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                             264,490
       4,030   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                 104,285
      10,021   WOOLWORTHS LIMITED (FOOD STORES)                                                  186,854
       1,225   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                          12,221
                                                                                               3,850,521
                                                                                          --------------
AUSTRIA: 0.32%
       1,682   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
                  (DEPOSITORY INSTITUTIONS)<<                                                     39,163
       1,406   OMV AG (OIL & GAS EXTRACTION)                                                      37,359
         492   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)<<                 13,677
         407   STRABAG SE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                              9,510
       2,908   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                42,312
         679   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG
                  (ELECTRIC, GAS & SANITARY SERVICES)                                             31,395
         897   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                       19,380
         310   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                 10,770
         715   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                   12,197
                                                                                                 215,763
                                                                                          --------------
BELGIUM: 0.73%
       2,600   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)+                                     14
       1,429   BELGACOM SA (COMMUNICATIONS)                                                       54,628
         142   COLRUYT SA (FOOD STORES)                                                           30,514
         346   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)            16,874
         854   DELHAIZE GROUP (FOOD STORES)                                                       52,791
       4,392   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                 19,913
      19,265   FORTIS (DEPOSITORY INSTITUTIONS)                                                   25,404
       9,100   FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                               13
         682   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS
                  FINANCIAL SERVICES)                                                             54,636
       3,924   INBEV NA (FOOD & KINDRED PRODUCTS)                                                 91,128
         248   KBC ANCORA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                  SERVICES)                                                                        4,302
       1,369   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                           41,142
         260   MOBISTAR SA (COMMUNICATIONS)                                                       18,755
         475   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                            35,272
         875   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                               28,541
       1,019   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                 20,136
                                                                                                 494,063
                                                                                          --------------
BERMUDA: 0.00%
          50   INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                        23
                                                                                          --------------
DENMARK: 0.79%
           9   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
                  TRANSPORTATION)                                                                 48,434
         612   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                            20,006
         213   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                14,730
         438   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                              17,888
       3,828   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                          38,563
       1,650   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               17,956
         423   FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                            14,848
         436   JYSKE BANK (BUSINESS SERVICES)+                                                    10,177
       3,702   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                            190,964

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
DENMARK (continued)
         406   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                    $       32,562
         133   TOPDANMARK A/S (INSURANCE CARRIERS)+                                               17,418
         233   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                      14,684
       1,548   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                               91,095
         220   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                   9,211
                                                                                                 538,536
                                                                                          --------------
FINLAND: 1.37%
       1,257   ELISA OYJ (COMMUNICATIONS)                                                         21,883
       3,751   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                   81,529
         538   KESKO OYJ (FOOD STORES)                                                            13,556
       1,349   KONE OYJ (BUSINESS SERVICES)                                                       30,250
       1,057   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 12,954
       1,130   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                       17,005
      31,426   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                            493,148
         900   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                      10,226
       1,000   OKO BANK (DEPOSITORY INSTITUTIONS)                                                 13,908
       1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                 2,442
         776   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                              13,198
       1,038   OUTOKUMPU OYJ (METAL MINING)                                                       12,351
         800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                         13,972
       3,619   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     68,498
         720   SANOMAWSOY OYJ (MULTI MEDIA)<<                                                      9,351
       4,960   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                           39,291
       4,397   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                          56,364
         689   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              20,804
                                                                                                 930,730
                                                                                          --------------
FRANCE: 10.03%
       1,556   ACCOR SA (METAL MINING)                                                            76,648
         235   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                         15,998
       1,190   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                             15,347
       2,041   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                         186,904
      19,594   ALCATEL SA (COMMUNICATIONS)                                                        42,413
       1,741   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   103,754
         577   ATOS ORIGIN (BUSINESS SERVICES)                                                    14,523
      12,781   AXA SA (INSURANCE CARRIERS)                                                       286,877
       6,776   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                          292,482
       1,960   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                             83,150
         322   BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                          12,946
       1,113   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             43,036
       5,306   CARREFOUR SA (FOOD STORES)                                                        205,100
         384   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                         29,266
         460   CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                    26,008
         316   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                               22,960
       2,353   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                111,180
       1,111   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                      16,630
       1,226   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                  PLASTICS PRODUCTS)                                                              64,774
       7,531   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                       84,589
         565   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      25,615
         295   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                       15,466
       1,677   ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                       97,537
          41   ERAMET (METAL MINING)                                                               7,998
       1,704   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                       80,045
         202   EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                     9,514
         774   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)+                                          18,281

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
FRANCE (continued)
      15,132   FRANCE TELECOM SA (COMMUNICATIONS)                                         $      421,769
       9,060   GAZ DE FRANCE (GAS DISTRIBUTION)                                                  449,723
       1,714   GAZ DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)+                                   2
         157   GECINA SA (REAL ESTATE)                                                            10,916
       3,653   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                           220,713
         583   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                    81,622
         170   ICADE (REAL ESTATE)                                                                14,128
         253   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 11,563
         580   JCDECAUX SA (BUSINESS SERVICES)                                                    10,032
         703   KLEPIERRE (REAL ESTATE)                                                            17,288
       2,012   L'OREAL SA (APPAREL & ACCESSORY STORES)                                           175,589
       1,072   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                65,565
         998   LAGARDERE SCA (COMMUNICATIONS)                                                     40,547
         763   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                      14,612
       2,049   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                           137,321
         502   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                            9,732
       8,342   NATIXIS (DEPOSITORY INSTITUTIONS)                                                  14,798
         268   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                24,318
           1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                           25
       1,004   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           9,893
       1,393   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                           103,453
       1,283   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        21,935
         642   PPR SA (APPAREL & ACCESSORY STORES)                                                42,035
       1,043   PUBLICIS GROUPE (COMMUNICATIONS)                                                   26,918
       1,486   RENAULT SA (TRANSPORTATION EQUIPMENT)                                              38,779
       1,539   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                              20,779
       8,703   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                   556,671
       1,862   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         138,633
       1,529   SCOR REGROUPE (INSURANCE CARRIERS)                                                 35,325
         211   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                    12,140
         197   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                  13,740
       3,951   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                        200,446
         975   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                    14,285
         813   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                      45,184
       2,159   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)+                         36,463
         850   TECHNIP SA (OIL & GAS EXTRACTION)                                                  26,098
         786   THALES SA (TRANSPORTATION BY AIR)                                                  32,920
      17,614   TOTAL SA (OIL & GAS EXTRACTION)                                                   968,402
          56   TOTAL SA - CLASS B (OIL & GAS EXTRACTION)                                           3,029
         671   UNIBAIL (REAL ESTATE)                                                             100,244
         577   VALEO SA (TRANSPORTATION EQUIPMENT)                                                 8,596
         452   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                           51,392
       3,192   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                          100,685
       3,510   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)          148,121
       9,662   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                             314,923
         219   WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                         10,956
         340   ZODIAC SA (TRANSPORTATION BY AIR)                                                  12,415
                                                                                               6,803,764
                                                                                          --------------
GERMANY: 8.64%
           4   A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                      21,891
       1,697   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                     64,689
       3,739   ALLIANZ SE (INSURANCE CARRIERS)                                                   397,832
       7,812   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                             303,524
       6,310   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                             367,674
       2,800   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                       85,975
         754   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                         44,660
         725   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                         19,617
       5,805   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                           55,154
       1,260   CONTINENTAL AG (TRANSPORTATION EQUIPMENT)+                                        127,979
       7,164   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                             272,961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
GERMANY (continued)
       4,461   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                 $      176,416
       1,631   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                      118,001
       2,016   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                      33,151
       7,078   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                        119,707
         748   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                     16,189
      23,406   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                              353,882
      15,731   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                       617,712
         290   FRAPORT AG (TRANSPORTATION SERVICES)                                               13,122
         645   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                37,852
       1,614   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                        74,198
         241   FRESENIUS SE (HEALTH SERVICES)                                                     12,163
       1,282   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                  22,262
         202   HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                           6,763
         478   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                 15,201
         220   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        9,624
       1,107   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                          28,854
       1,518   HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                   47,557
         358   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                       18,461
       1,319   HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                               5,828
       6,388   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                          8,598
       1,256   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                               71,785
       1,134   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                       95,175
         901   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    50,540
         546   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                           48,845
         957   METRO AG (FOOD STORES)                                                             38,058
       1,703   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                264,387
         740   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                              57,923
          52   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                          10,363
         516   Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)<<+                                  19,290
       3,675   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                        326,402
         343   RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                    25,881
         350   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                          27,200
       7,200   SAP AG (BUSINESS SERVICES)                                                        261,267
       7,185   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                    540,911
         714   SOLARWORLD AG (ENERGY)                                                             15,979
       3,046   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                         84,795
       1,748   TUI AG (TRANSPORTATION BY AIR)                                                     20,766
         997   UNITED INTERNET AG (COMMUNICATIONS)                                                 9,019
         964   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                          335,291
         849   VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                 45,764
         124   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                     13,278
                                                                                               5,860,416
                                                                                          --------------
GREECE: 0.47%
       3,369   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                            31,519
       1,395   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                   20,284
       2,693   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                 21,447
         920   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                        6,916
       2,280   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                       37,879
       5,264   MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                    21,281
       4,199   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                               77,970
       1,890   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                          54,391
       2,742   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                          24,476
         850   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                    13,661
         490   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                    9,484
                                                                                                 319,308
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
HONG KONG: 1.96%
       1,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                  $        4,944
      12,074   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                25,469
      32,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                           37,199
      11,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                             12,425
      11,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                        104,936
       4,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER
                  THAN BUILDING CONSTRUCTION CONTRACTS)                                           15,105
       8,098   CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                      9,265
      17,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                          115,578
       9,000   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                        51,286
      17,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)+                                                                     5,704
      20,000   GENTING INTERNATIONAL PLC (REAL ESTATE)<<+                                          6,277
       7,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                                              21,384
      18,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                         39,520
       6,500   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                   85,817
       9,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                           33,662
      34,220   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                       51,893
         400   HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH
                  MANAGEMENT & RELATED SERVICES)                                                   3,304
       8,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                         76,807
      11,500   HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)             64,745
       5,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                    16,588
      14,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+            3,775
      18,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                         90,868
       5,504   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                     8,949
       5,476   KERRY PROPERTIES LIMITED (REAL ESTATE)                                             14,731
       4,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                          7,251
      18,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                              31,453
       6,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)               6,127
      18,861   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                  31,375
      16,000   MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
                  MINERALS, EXCEPT FUELS)<<+                                                       4,977
      11,685   MTR CORPORATION (RAILROAD TRANSPORTATION)                                          27,214
      20,257   NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                               20,742
      12,800   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                        9,168
       6,000   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                            8,988
       2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                        4,933
      13,000   PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                               5,984
      32,000   PCCW LIMITED (COMMUNICATIONS)                                                      15,363
      12,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                  PLACES)                                                                         13,880
      13,745   SINO LAND COMPANY (REAL ESTATE)                                                    14,394
      12,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                     100,974
       7,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                          48,491
       2,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                     6,557
      11,625   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                         32,180
       7,000   WHEELOCK & COMPANY (REAL ESTATE)                                                   15,426
       1,500   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                    8,726
       5,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                  10,920
                                                                                               1,325,354
                                                                                          --------------
IRELAND: 0.38%
       7,756   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                   18,553
       6,409   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                          1,543
       8,257   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                           9,526
       4,460   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  113,010
       4,029   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                23,780
       8,721   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                         54,986
       1,197   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                          21,822
         480   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                  13,958
                                                                                                 257,178
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
ITALY: 3.54%
      10,678   AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                $       19,197
       3,728   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                    30,643
       8,846   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                   244,239
       2,066   ATLANTIA SPA (SOCIAL SERVICES)                                                     38,757
         776   AUTOGRILL SPA (EATING & DRINKING PLACES)<<                                          5,946
       6,191   BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                         15,067
      20,675   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                      45,147
       3,398   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                           20,425
       5,135   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                      36,408
       1,307   BULGARI SPA (APPAREL & ACCESSORY STORES)                                            8,329
      36,218   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                      233,302
      21,541   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                 518,355
       6,004   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                40,192
       3,424   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                           53,032
         563   FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                           10,277
       2,505   IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                       6,483
      64,423   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                         234,028
       7,548   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                      19,526
         820   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           10,655
         506   ITALCEMENTI SPA RNC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        3,528
         550   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)<<                                13,690
       1,183   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)<<                                              21,640
       6,493   MEDIASET SPA (COMMUNICATIONS)                                                      37,413
       4,161   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                           42,790
       2,004   MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                               8,708
      14,053   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                             23,575
      23,782   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                    8,982
         856   PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                      13,556
       2,256   SAIPEM SPA (OIL & GAS EXTRACTION)                                                  38,477
       6,668   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                           37,247
      50,960   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                            58,021
      82,427   TELECOM ITALIA SPA (COMMUNICATIONS)                                               135,606
      10,570   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                      34,881
      95,033   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                 241,624
       5,135   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                           75,311
       7,366   UNIPOL PREFERRED (INSURANCE COMPANIES)                                              8,120
       5,279   UNIPOL SPA (INSURANCE CARRIERS)                                                     8,274
                                                                                               2,401,451
                                                                                          --------------
JAPAN: 24.25%
       3,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                          16,329
         420   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                        17,751
       1,300   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          21,191
       5,500   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                        55,389
         700   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)            7,380
         500   AEON MALL COMPANY LIMITED (REAL ESTATE)                                             9,666
       4,000   AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                20,925
       1,600   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                             22,916
       5,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                           54,571
         200   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                    9,587
       5,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                         19,706
       1,500   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                           7,398
       3,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      14,591
       5,000   AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                       4,697
       3,300   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                  57,057
       8,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                   45,602
      10,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                              44,141
       1,000   ASICS CORPORATION (FOOTWEAR)                                                        8,103
       4,000   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                        163,729
       2,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                    22,415

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
      10,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                         $       58,988
         600   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                         26,257
       5,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)           74,998
       1,900   BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          11,335
       8,900   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         281,993
         600   CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                  9,662
       1,900   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                             11,990
          13   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                           112,744
       6,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                       37,523
       5,400   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                      164,472
       1,900   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                36,934
           7   CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       47
       2,800   CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                      10,093
         500   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                     10,811
       5,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                   15,566
       1,300   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                               18,047
       5,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                     55,273
       2,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                    9,474
       3,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                           9,100
       1,000   DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                           8,837
       5,700   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                      134,796
       2,200   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                            57,857
       5,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)               10,549
       1,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             9,363
         700   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                             36,746
       4,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                               39,218
      11,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)           66,037
           3   DENA COMPANY LIMITED (BUSINESS SERVICES)                                            9,717
       4,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                   9,850
       4,100   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                       69,472
          17   DENTSU INCORPORATED (BUSINESS SERVICES)(A)                                         34,124
       2,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                  EXCEPT FUELS)                                                                    7,393
          28   EAST JAPAN RAILWAY COMPANY (RAILROADS)(A)                                         217,051
       2,100   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                87,632
       1,080   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                       42,451
         900   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)+                                                                      5,567
         500   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                            21,714
       1,600   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                     114,675
         400   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                        58,693
       4,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                             6,027
       5,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                             13,741
           4   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                               5,722
       4,100   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                   91,529
      15,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           72,930
       6,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                     26,226
       5,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                   24,401
           7   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                 46
       3,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                       19,205
         200   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                              10,911
       9,800   HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                     56,598
      11,500   HASEKO CORPORATION (RESIDENTIAL)                                                   12,261
         200   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                  3,802
       2,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                      4,122
         300   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                        30,354
         600   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                       24,527
         900   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                      9,349

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
         900   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                         $       10,762
         600   HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                   9,608
      28,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          108,666
       1,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                   4,651
       1,600   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   40,452
      10,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                    23,672
       1,500   HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                42,432
      13,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                            293,922
       3,500   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                61,132
       1,100   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          22,807
         200   IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                              12,880
           7   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                55,804
       2,760   ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                          23,818
      11,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS
                  MANUFACTURING INDUSTRIES)                                                       14,032
      11,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                    14,214
         500   ITO EN LIMITED (EATING & DRINKING PLACES)                                           7,381
      12,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                             60,541
         200   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                              4,886
       3,800   J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                  15,725
         300   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                        7,667
       8,000   JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)+                                18,871
         200   JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                          8,793
           5   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS
                  (REITS))                                                                        11,869
           3   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS
                  (REITS))                                                                        26,799
           3   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS
                  (REITS))                                                                        12,958
       3,000   JAPAN STEEL WORKS (MACHINERY)                                                      42,002
          37   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                     122,557
       4,400   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                              116,933
       2,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                       29,932
       6,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                        34,123
       1,500   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                      16,875
       1,600   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                       12,469
       7,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             24,655
       2,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                 17,770
       2,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   12,775
       6,400   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                      185,382
       2,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                         10,275
       4,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                     121,501
      13,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                     26,242
       5,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                               23,450
          24   KDDI CORPORATION (COMMUNICATIONS)                                                 171,367
       3,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD
                  TRANSPORTATION)                                                                 26,493
       5,000   KEIO CORPORATION (RAILROAD TRANSPORTATION)                                         30,085
       2,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                  12,503
         300   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          61,654
       1,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                     11,883
       1,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                              9,045
      13,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                     59,807
       6,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                            79,772
      23,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                       42,254
       7,500   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           95,674
         800   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      20,740
       4,000   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                   31,123
       9,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      65,164
       3,000   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                    23,505
       1,000   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY
                  & HOUSING PROGRAMS)                                                             27,034
       1,300   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          94,117

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
       2,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)            $       20,996
       3,200   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                       84,952
         600   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                   34,603
       1,100   LEOPALACE 21 CORPORATION (REAL ESTATE)                                             11,146
         300   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          12,437
       1,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          22,374
      14,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                           53,600
       2,400   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                 14,022
         300   MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                              8,370
      15,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                  FURNISHINGS & EQUIPMENT STORES)                                                184,383
       3,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                   26,751
       8,000   MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                 13,569
       1,200   MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE
                  GOODS)                                                                          14,434
       2,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                10,767
       5,700   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                 168,888
       3,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          10,382
      11,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)             48,742
      11,300   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                        160,054
      16,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                            100,268
      10,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                   165,189
       3,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED
                  PRODUCTS)                                                                       12,310
      27,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                    120,670
       1,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                    12,678
      10,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC
                  MINERALS, EXCEPT FUELS)                                                         25,311
      31,000   MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)<<+                        42,461
       4,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                           12,115
      86,270   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)             542,220
         470   MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT
                  INSTITUTIONS)                                                                   11,978
      14,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                          143,925
       5,000   MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                        18,580
       6,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION
                  EQUIPMENT)                                                                      10,107
       7,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                      116,706
       5,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                            10,607
       9,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                 55,623
       3,200   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE
                  CARRIERS)                                                                      101,764
       8,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                       39,334
         700   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                              12,258
          81   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)(A)                                  238,555
      12,000   MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                   15,225
       1,800   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                              70,581
       1,800   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)               19,729
      16,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                      54,131
         300   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                          2,841
       2,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          22,663
       1,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                           8,034
       1,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                               3,694
         900   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                  35,198
       3,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                36,008
         800   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         305,721
           4   NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS
                  (REITS))                                                                        43,967
       3,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                     15,836
       7,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                    29,506
       1,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                         15,222
       7,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                         32,544
      11,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                      55,774
           7   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)(A)                       28,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
       5,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                           $       16,554
      42,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                               138,024
          43   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)(A)                      226,855
       9,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                               55,483
       5,000   NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                           38,899
       6,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                           17,451
       1,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                    9,693
      19,100   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                       68,715
       1,500   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                        19,809
       6,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                           12,366
       1,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                           7,623
         700   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                     24,394
         350   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)            27,237
       1,400   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                              26,801
         900   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                          6,337
      14,500   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                          120,732
         400   NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                              7,980
           2   NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))             13,013
         900   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                             17,169
       4,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                             15,107
       4,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                       12,087
          10   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          40,291
         131   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                          257,849
           9   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                     9,747
       5,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             29,885
          60   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                       9,798
       5,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                  44,025
       7,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                41,154
       2,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                   40,037
       1,700   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                      22,841
         800   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                   41,651
       1,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
                  FROM FABRICS & SIMILAR MATERIALS)                                                7,971
         300   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      12,994
         400   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                    32,840
         770   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                            43,968
      16,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                      73,988
         100   OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                       4,555
         500   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                       12,682
          58   RAKUTEN INCORPORATED (COMMUNICATIONS)                                              36,928
          42   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)(A)                          64,168
       5,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          64,084
         800   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          40,389
         400   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                         20,179
         600   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                18,131
      14,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)+                                                            26,189
           3   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)(A)                  11,919
       2,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                12,668
         136   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                     21,019
       1,700   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          87,724
       1,600   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<               18,657
       1,100   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          17,503
       3,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                  CONTRACTORS & OPERATIVE BUILDERS)                                               18,729
       3,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             26,467
       6,820   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                  234,414

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
       8,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                              $       57,668
       1,500   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                       50,573
       2,000   SHIMADZU CORPORAION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                12,590
         200   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                             15,441
         600   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)              23,620
       5,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             29,352
       3,400   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                  156,915
         600   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                        4,899
       4,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                                   8,777
      13,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                     20,575
       2,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                           51,650
       3,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                              61,695
       5,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                    58,104
      10,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                       14,484
       1,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                       14,865
         500   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           51,509
       6,300   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                         114,416
      10,500   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                    17,548
       7,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                            51,833
       8,300   SONY CORPORATION (ELECTRONIC)                                                     181,537
           7   SONY FINANCIAL HOLDINGS INCORPORATED (MEMBERSHIP ORGANIZATIONS)                    26,715
         500   SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                    16,134
       1,200   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                             12,671
       1,000   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                      12,704
      13,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                    44,565
       9,200   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                       81,597
       6,400   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                   49,544
       5,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                             20,002
      31,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                           76,574
       4,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
                  MINERALS, EXCEPT FUELS)                                                         42,790
          56   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)(A)                                                               239,975
       3,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                        45,096
       1,500   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                      13,056
         100   SUMITOMO TITANIUM (NON-FERROUS METALS)                                              2,520
      12,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                 70,935
       2,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                      19,869
         600   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                17,887
       3,000   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                41,930
       1,600   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                     67,721
       7,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)               13,495
       8,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             22,052
       1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING &
                  CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                       21,302
       2,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                       15,438
       2,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                           15,200
       6,800   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)               354,432
         880   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                           7,220
       2,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                       30,188
       1,000   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           36,947
       8,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                             22,724
       1,400   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                65,584
       1,000   THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                 15,451
       2,300   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                              60,560
       3,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                               17,251
       4,000   THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                               17,504
       2,000   THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                     24,894
       1,000   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      10,524
       7,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                             41,822
       1,000   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                       21,519
       4,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                 26,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
       3,600   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                               $       97,384
       2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                 16,957
         300   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                             4,577
      10,100   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
                  SERVICES)                                                                      337,156
       1,400   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          49,285
      19,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                      96,309
         900   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                    9,443
       2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                9,166
       9,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                        45,377
       4,000   TOKYU LAND CORPORATION (REAL ESTATE)                                               15,332
       2,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                      20,040
       4,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                     30,901
      11,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                              55,981
      26,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                     106,985
       4,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                     9,873
       2,300   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)           35,541
       2,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                      12,639
       1,400   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                24,267
       1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                               28,816
         500   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                             5,887
         500   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                               4,074
       1,500   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                           32,312
      22,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                      753,730
       1,700   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                      18,302
       1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      35,123
         500   TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                    18,559
       9,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                         25,282
         300   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                 22,570
       1,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                         11,066
       1,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                13,212
         210   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)               11,143
          14   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                               63,790
         125   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                        51,289
         900   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                            19,257
         730   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                  STORES)                                                                         51,028
       2,000   YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                22,493
       1,400   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                13,016
       1,700   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                            17,888
         300   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                             8,119
       3,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                         39,230
       1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                          15,384
       2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                           8,078
       1,700   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                        11,187
                                                                                              16,440,172
                                                                                          --------------
KAZAKHSTAN: 0.02%
       2,635   EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                              12,608
                                                                                          --------------
LUXEMBOURG: 0.43%
       7,271   ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                          176,244
         598   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                               28,256
       2,424   SES FDR (COMMUNICATIONS)                                                           46,978
       3,798   TENARIS SA (PRIMARY METAL INDUSTRIES)                                              39,475
                                                                                                 290,953
                                                                                          --------------
NETHERLANDS: 3.34%
      11,827   AEGON NV (INSURANCE CARRIERS)                                                      74,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
NETHERLANDS (continued)
       2,005   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                $       82,702
       3,647   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                  65,751
         465   BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                      10,849
         372   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   17,130
       2,775   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)<<              46,996
         472   FUGRO NV (OIL FIELD SERVICES)                                                      13,567
         932   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                      26,622
       2,072   HEINEKEN NV (EATING & DRINKING PLACES)                                             63,438
      16,524   ING GROEP NV (FINANCIAL SERVICES)                                                 181,862
      15,080   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                       219,240
       8,319   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER
                  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  164,938
       9,969   KONINKLIJKE AHOLD NV (FOOD STORES)                                                122,849
       1,148   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                   29,459
         807   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                    16,469
       5,306   REED ELSEVIER NV (COMMUNICATIONS)                                                  63,085
      23,206   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)           613,557
       1,167   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                          15,332
       1,036   SNS REAAL (DEPOSITORY INSTITUTIONS)                                                 5,694
       3,207   TNT NV (TRANSPORTATION SERVICES)                                                   62,297
      13,458   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                           326,194
       2,335   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                       44,273
                                                                                               2,266,964
                                                                                          --------------
NEW ZEALAND: 0.09%
       7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE
                  CONTRACTORS)                                                                     7,365
       2,518   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                         10,824
       4,149   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                            13,979
       4,153   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS &
                  OTHER LODGE PLACES)                                                              7,598
      15,614   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                        20,985
                                                                                                  60,751
                                                                                          --------------
NORWAY: 0.61%
       1,346   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                        8,902
       6,214   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                              24,655
         450   FRONTLINE LIMITED (WATER TRANSPORTATION)                                           13,211
       5,627   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                             22,927
       7,065   ORKLA ASA (MISCELLANEOUS RETAIL)                                                   47,008
       1,176   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+               11,265
       2,515   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                         20,497
      10,703   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                        179,000
       7,293   TELENOR ASA (COMMUNICATIONS)                                                       49,201
       1,600   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                     35,195
                                                                                                 411,861
                                                                                          --------------
PORTUGAL: 0.31%
       2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                              6,335
      20,672   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                           23,599
       1,982   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                  18,455
       2,642   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                  19,803
       2,170   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE
                  PRODUCTS)<<                                                                     10,537
      15,461   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          58,164
       1,679   GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                        16,857
       1,835   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                               10,192
       4,934   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                          42,224
       1,368   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA
                  (COMMUNICATIONS)                                                                 7,098
                                                                                                 213,264
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
SINGAPORE: 0.97%
       8,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                      $        7,696
      15,000   CAPITALAND LIMITED (REAL ESTATE)                                                   32,729
       9,300   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                           10,349
       4,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                            17,896
      16,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                        16,208
       7,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                          4,680
       9,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                               53,013
       8,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                  16,541
      40,000   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                               6,592
       1,122   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                7,462
       1,040   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   508
      11,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                     33,397
       4,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                 3,143
       9,500   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)<<                                7,658
      21,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)              73,714
       8,140   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                          7,054
       7,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             13,018
       7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                  8,250
       4,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                               36,179
       7,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                     24,935
      13,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                                     28,188
      11,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-
                  GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                       18,216
      67,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                             119,398
      10,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                             90,370
       4,000   UOL GROUP LIMITED (REAL ESTATE)                                                     6,226
       7,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)<<+                          13,715
                                                                                                 657,135
                                                                                          --------------
SPAIN: 4.45%
       2,293   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                      41,089
         241   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                      30,644
       1,238   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)<<                                                     20,123
       1,503   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER
                  THAN BUILDING CONSTRUCTION CONTRACTS)<<                                         69,794
      29,425   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                      364,587
       7,763   BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                   53,144
       1,819   BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)                                     19,460
       6,766   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                               58,685
      65,938   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                      637,006
       1,251   BANCO SANTANDER SA (FINANCE , BANKS)                                               11,338
       2,260   BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                           20,442
       1,892   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION
                  SERVICES)<<                                                                     14,357
       7,164   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                  & SERVICES)                                                                     28,580
       1,492   ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                      32,945
         381   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN
                  BUILDING CONSTRUCTION CONTRACTS)                                                12,670
       1,540   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)              28,079
         986   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                             26,828
         861   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                          9,275
       1,089   GRIFOLS SA (HEALTH SERVICES)                                                       19,081
         556   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                      15,509
       6,916   IBERDROLA RENOVABLES (PIPELINES)+                                                  30,151
      28,842   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                  268,856
       4,151   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)<<                        11,708
         867   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)<<                                                                    19,900
       1,845   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                       82,159
       5,645   MAPFRE SA (INSURANCE CARRIERS)<<                                                   19,252
         915   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                        46,644
       6,127   REPSOL YPF SA (OIL & GAS EXTRACTION)                                              130,813
         604   SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                               5,472
      35,063   TELEFONICA SA (COMMUNICATIONS)                                                    791,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
SPAIN (continued)
       3,092   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                        $       77,471
       1,053   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           18,933
                                                                                               3,016,425
                                                                                          --------------
SWAZILAND: 0.02%
         138   BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                             13,327
                                                                                          --------------
SWEDEN: 1.95%
       3,168   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                28,283
       2,687   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                       31,247
       5,722   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      50,345
       3,194   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                      25,008
       2,241   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          19,609
         159   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                1,835
       1,433   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                17,389
       4,230   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                   168,249
         431   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                        10,789
       2,230   HUSQVARNA AB B SHARES (MACHINERY)                                                  11,998
       3,800   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                   57,963
       1,930   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                        10,358
         532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)+                                                                        49
         433   MODERN TIMES GROUP MTG B SHARES (MEDIA)                                             9,480
      17,359   NORDEA AB (DEPOSITORY INSTITUTIONS)                                               123,730
       8,527   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                        54,772
       3,092   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                       31,462
       2,707   SECURITAS AB (BUSINESS SERVICES)                                                   22,790
       4,012   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                 32,386
       2,840   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                  CONTRACTS)                                                                      29,129
       3,240   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                       32,971
       1,592   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                           14,118
         675   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT
                  MACHINERY & TRANSPORTATION EQUIPMENT)                                            5,628
       4,777   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                             41,476
       3,914   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                         64,723
       3,300   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                              19,492
       2,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                30,678
       2,496   TELE2 AB (COMMUNICATIONS)                                                          22,587
      23,587   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                          183,885
      18,911   TELIASONERA AB (COMMUNICATIONS)                                                    95,236
       3,700   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                        21,341
       9,195   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                        52,327
                                                                                               1,321,333
                                                                                          --------------
SWITZERLAND: 8.19%
      18,160   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                  276,943
         835   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                    47,237
       1,038   ADECCO SA (BUSINESS SERVICES)                                                      35,535
         658   ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                               21,143
         437   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                           33,002
       4,414   COMPAGNIE FINANCIERE RICHEMONT SA (CONSULTING SERVICES)                            84,104
       8,814   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                          247,009
         383   EFG INTERNATIONAL (MEMBERSHIP ORGANIZATIONS)                                        6,844
         349   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                        37,744
          55   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                             43,461
       1,672   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                       96,776
       1,785   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                   69,182
         476   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                          30,830
           7   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                     13,097

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
SWITZERLAND (continued)
           1   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                             $       21,513
       1,412   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)+                                                                     22,159
         383   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                       35,508
      31,729   NESTLE SA (FOOD & KINDRED PRODUCTS)                                             1,256,409
         979   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                        20,216
      19,706   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                         986,905
          51   OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                          3,411
         238   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                            15,906
         402   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                24,433
       5,818   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                  900,726
         417   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                  MOBILE HOME DEALERS)                                                            19,132
          40   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                41,834
       5,472   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          36,699
          69   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                12,231
         231   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 13,330
         408   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                       11,244
         261   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                               36,811
         295   SWISS LIFE HOLDING (INSURANCE CARRIERS)                                            20,456
       2,753   SWISS REINSURANCE (INSURANCE CARRIERS)                                            134,802
         200   SWISSCOM AG (COMMUNICATIONS)                                                       64,877
         811   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                         157,549
         496   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                62,896
      24,228   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              352,500
       1,173   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                 256,278
                                                                                               5,550,732
                                                                                          --------------
UNITED KINGDOM: 18.29%
       3,447   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                  13,499
       1,611   ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                             21,265
       2,733   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                       19,730
      10,892   ANGLO AMERICAN PLC (METAL MINING)                                                 254,196
       3,360   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                  FUELS)                                                                          21,047
       3,013   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                             31,719
      12,008   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                     491,253
      22,230   AVIVA PLC (INSURANCE CARRIERS)                                                    125,966
      28,989   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                           157,762
       3,846   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                             18,605
      68,093   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                            154,768
         674   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                              8,547
      27,666   BG GROUP PLC (OIL & GAS EXTRACTION)                                               382,941
      18,236   BHP BILLITON PLC (COAL MINING)                                                    353,698
     155,360   BP PLC (OIL & GAS EXTRACTION)                                                   1,199,292
       4,818   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                       12,735
      15,688   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                   409,248
       8,855   BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                       99,229
       4,089   BRITISH LAND COMPANY PLC (REAL ESTATE)                                             32,762
       9,635   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                      68,042
      64,745   BT GROUP PLC (COMMUNICATIONS)                                                     130,209
       2,726   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 23,262
       3,441   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
                  & SIMILAR MATERIALS)                                                            11,141
      11,479   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                             101,435
       1,092   CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                           31,983
       5,210   CAPITA GROUP PLC (PERSONAL SERVICES)                                               55,885
       1,437   CARNIVAL PLC (WATER TRANSPORTATION)+                                               31,735
       3,304   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                4,330
         128   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       34
      42,668   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                  164,264
       9,694   COBHAM PLC (TRANSPORTATION BY AIR)                                                 28,977
      15,605   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                        77,833
       2,419   DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                              9,546

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
UNITED KINGDOM (continued)
      20,786   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                       $      292,061
       2,828   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                 22,957
       4,103   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                           25,948
      19,899   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                         25,435
       5,604   GKN PLC (TRANSPORTATION EQUIPMENT)                                                  7,803
      43,320   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                 805,655
      10,799   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                            32,159
       2,548   HAMMERSON PLC (REAL ESTATE)                                                        19,738
      11,959   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                12,084
      45,557   HBOS PLC (DEPOSITORY INSTITUTIONS)+                                                47,159
       7,274   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                     22,451
      99,815   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                       976,909
       4,229   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                      17,852
       2,692   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   10,693
       8,500   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                     227,044
       2,307   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &
                  OTHER LODGE PLACES)                                                             19,031
      12,764   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                        44,479
       6,793   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             17,168
       3,549   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                  14,654
      27,062   ITV PLC (COMMUNICATIONS)                                                           15,614
       8,773   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                          41,865
       1,839   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                  29,266
       1,806   KAZAKHMYS PLC (METAL MINING)                                                        6,165
      19,927   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                  HOME DEALERS)                                                                   39,255
       5,175   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                   13,900
       3,934   LAND SECURITIES GROUP PLC (REAL ESTATE)                                            52,890
      50,092   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                     55,989
       2,231   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                            15,447
         248   LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+(A)                             28
      48,852   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                     92,463
      11,585   LOGICACMG PLC (BUSINESS SERVICES)                                                  11,647
       1,222   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                         9,170
       1,004   LONMIN PLC (METAL MINING)                                                          13,382
      15,143   MAN GROUP PLC (BUSINESS SERVICES)                                                  52,094
      13,475   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                             42,238
       5,356   MEGGITT PLC (TRANSPORTATION BY AIR)                                                12,436
       1,033   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                7,428
      20,480   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                     202,372
       1,677   NEXT PLC (APPAREL & ACCESSORY STORES)                                              26,353
      44,416   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                35,699
       6,839   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             64,460
      20,433   PRUDENTIAL PLC (INSURANCE CARRIERS)                                               124,035
       5,046   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                             189,079
       9,322   REED ELSEVIER PLC (COMMUNICATIONS)                                                 68,441
       5,660   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 28,970
       8,348   RIO TINTO PLC (METAL MINING)                                                      185,548
      15,493   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                         75,792
     879,564   ROLLS ROYCE REDEEMABLE C SHARES (TRANSPORTATION EQUIPMENT)+(A)                     75,876
     141,686   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                        104,299
       7,616   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)<<                            200,096
      22,817   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                              578,376
       7,563   SABMILLER PLC (EATING & DRINKING PLACES)                                          127,004
      11,521   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            28,528
         985   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                 12,391
       7,177   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                126,540
       3,769   SEGRO PLC (REAL ESTATE)                                                            13,437
       4,276   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         27,991
       2,017   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                               34,955
       4,735   SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        69,749
       7,475   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                   47,739
       3,244   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                      41,690
       4,401   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                      9,053
      15,680   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                  200,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
UNITED KINGDOM (continued)
      18,611   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                    $       54,329
       3,873   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                          22,567
      64,919   TESCO PLC (FOOD & KINDRED PRODUCTS)                                               338,035
       3,885   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                     9,935
       1,525   THOMSON REUTERS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                          33,988
       7,217   TOMKINS PLC (BUSINESS SERVICES)                                                    12,994
       4,645   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                15,745
       6,134   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                              58,728
      10,590   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                            243,247
       2,075   UNITED BUSINESS MEDIA LIMITED (COMMUNICATIONS)                                     15,331
       5,762   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                     52,321
       1,228   VEDANTA RESOURCES PLC (METAL MINING)                                               11,027
     437,011   VODAFONE GROUP PLC (COMMUNICATIONS)                                               894,847
       1,498   WHITBREAD PLC (EATING & DRINKING PLACES)                                           19,966
      19,605   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                        79,466
       5,827   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                   32,460
       9,419   WPP PLC (COMMUNICATION & INFORMATION)                                              55,076
       5,374   XSTRATA PLC (DIVERSIFIED MINING)                                                   50,278
                                                                                              12,398,950
                                                                                          --------------
TOTAL COMMON STOCKS (COST $79,340,517)                                                        65,651,582
                                                                                          --------------
RIGHTS: 0.02%
       4,500   DBS GROUP HOLIDINGS LIMITED RIGHTS+(A)                                              9,370
      19,265   FORTIS RIGHTS+(A)                                                                       0
      65,651   HBOS PLC RIGHTS+(A)                                                                     0
      22,187   LLOYDS TSB RIGHTS+(A)                                                                   0
      16,677   MACQUARIE OFFICE TRUST RIGHTS+(A)                                                     465
         328   SONAE BONUS RIGHTS+                                                                   701
TOTAL RIGHTS (COST $4,870)                                                                        10,536
                                                                                          --------------

                                                                        EXPIRATION DATE
                                                                        ---------------
WARRANTS: 0.00%
       4,000   DOWA MINING WARRANTS+(A)                                      01/29/2010              673
TOTAL WARRANTS (COST $0)                                                                             673
                                                                                          --------------
PREFERRED STOCKS: 0.01%
         414   BAYERISCHE MOTOREN WERKE AG PREFERRED                                               8,087
TOTAL PREFERRED STOCKS (COST $19,600)                                                              8,087
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 1.06%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.06%
     718,504   BANK OF NEW YORK MELLON INSTITUTIONAL CASH RESERVE FUND                           718,504
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $725,814)                                          718,504
                                                                                          --------------

                                                           INTEREST RATE   MATURITY DATE
                                                           -------------   -------------
SHORT-TERM INVESTMENTS: 1.25%
     849,081   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++         1.17%     01/02/2009          849,081
                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $849,081)                                                      849,081
                                                                                           --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $80,939,882)*                               99.17%                                  $   67,238,463
OTHER ASSETS AND LIABILITIES, NET                  0.83                                          565,313
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $   67,803,776
                                                 ------                                   --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $849,081.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 94.77%
AUSTRALIA: 5.27%
     356,700   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   $    1,449,558
     448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                               799,439
     404,900   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                  994,797
     493,200   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                        1,597,307
     228,400   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                      282,505
     287,700   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
                  & RELATED SERVICES)                                                            771,996
   1,718,600   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                              1,597,622
     434,700   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)<<                               1,330,951
     700,300   MINCOR RESOURCES NL (METAL MINING)<<                                              350,728
      88,400   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                       1,299,626
     845,300   PERILYA LIMITED (METAL MINING)<<                                                  101,594
     894,000   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                          1,647,020
     414,900   SALLY MALAY MINING LIMITED (METAL MINING)                                         283,942
     210,400   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                      1,029,400
                                                                                              13,536,485
                                                                                          --------------
AUSTRIA: 0.33%
      39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                  TRANSPORTATION EQUIPMENT)                                                      849,072
                                                                                          --------------
BELGIUM: 0.50%
       7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                 34,910
      96,400   FORTIS (DEPOSITORY INSTITUTIONS)                                                  127,119
      37,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                             1,120,155
                                                                                               1,282,184
                                                                                          --------------
DENMARK: 1.49%
      97,600   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                         983,222
     110,600   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                   2,313,129
      26,367   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          536,776
                                                                                               3,833,127
                                                                                          --------------
FINLAND: 1.23%
      85,800   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                          1,346,405
      51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                      904,706
      82,700   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          909,824
                                                                                               3,160,935
                                                                                          --------------
FRANCE: 9.19%
         730   ARKEMA (OIL & GAS EXTRACTION)                                                      12,580
      64,300   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                        2,775,474
      32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)              1,549,806
      17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                  PLASTICS PRODUCTS)                                                             919,305
      74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                      839,039
      31,800   LAGARDERE SCA (COMMUNICATIONS)                                                  1,291,977
      21,200   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                       362,449
      33,985   RALLYE SA (GENERAL MERCHANDISE STORES)                                            770,175
      21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                                             558,455
      92,500   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                           1,248,899
      83,700   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                 5,353,713
      28,600   SCOR REGROUPE (INSURANCE CARRIERS)                                                660,758
       4,300   SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                      93,931
      17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                        892,899
      58,900   TOTAL SA (OIL & GAS EXTRACTION)                                                 3,238,271
      54,100   VALEO SA (TRANSPORTATION EQUIPMENT)                                               805,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
FRANCE (continued)
      68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                      $    2,216,392
                                                                                              23,590,048
                                                                                          --------------
GERMANY: 8.68%
      99,900   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                           3,881,477
      35,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                    1,074,682
      61,100   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                           2,328,021
      20,100   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)<<                                      794,878
     122,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                   2,009,438
      94,100   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                     3,695,040
      31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                985,823
      39,700   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)<<                                                                  355,830
      22,800   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)              3,539,646
      25,900   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                       1,019,620
      93,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                      2,611,210
                                                                                              22,295,665
                                                                                          --------------
GREECE: 0.04%
      10,300   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                      109,798
                                                                                          --------------
HONG KONG: 0.98%
     573,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                          647,207
     650,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                         417,697
     439,500   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                      480,160
     182,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      130,360
     371,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                    833,010
                                                                                               2,508,434
                                                                                          --------------
IRELAND: 0.27%
      79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                  189,688
     225,000   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                         259,579
     111,500   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                   244,201
                                                                                                 693,468
                                                                                          --------------
ITALY: 3.79%
     266,500   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                    1,716,684
     152,900   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                               3,679,330
     189,400   FIAT SPA (TRANSPORTATION EQUIPMENT)                                             1,267,869
     175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                         635,720
     166,200   UNIONE DI BANCHE ITALIANE SPA (DEPOSITORY INSTITUTIONS)                         2,437,531
                                                                                               9,737,134
                                                                                          --------------
JAPAN: 25.48%
         300   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                        12,679
     240,000   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                 1,769,672
      96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         475,448
     206,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                   1,001,908
     244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                           1,077,030
      58,500   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                      2,394,540
     180,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                            257,171
     315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                  SUPPLY & MOBILE HOME DEALERS)                                                1,274,112
     293,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                    1,832,377
     395,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                1,229,686
      31,000   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                      733,099

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
JAPAN (continued)
     294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)          $      726,201
      72,500   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                       1,184,003
     171,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                            469,929
      57,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                  721,843
      88,400   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                          1,882,804
      40,300   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                            1,071,004
      46,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  293,835
         350   KDDI CORPORATION (COMMUNICATIONS)                                               2,499,104
     319,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                        1,221,310
     266,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                  FURNISHINGS & EQUIPMENT STORES)                                              3,269,733
      64,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                        907,916
      97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                          997,196
     502,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                         1,064,930
      55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                     562,826
     213,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                  WAREHOUSING)                                                                   897,820
     406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                      1,763,863
     303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                   1,537,842
         800   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)(A)                    4,220,567
     273,800   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                      985,031
       2,033   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                        4,001,586
     163,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                   2,198,106
      14,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
                  FROM FABRICS & SIMILAR MATERIALS)                                              111,590
     233,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                       2,986,296
      40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         958,464
     337,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     1,328,326
     384,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                  & MOBILE HOME DEALERS)                                                       1,476,958
      19,400   SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                  & SERVICES)<<                                                                  855,820
      94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                      936,489
     678,000   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                 1,133,068
     147,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                   593,363
     321,800   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                    2,854,135
     161,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                1,247,108
      64,800   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             3,377,526
      64,200   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                         526,726
     234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         705,434
      47,600   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                    1,573,576
      11,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                        121,727
      33,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    112,969
                                                                                              65,434,746
                                                                                          --------------
NETHERLANDS: 2.15%
     151,800   AEGON NV (INSURANCE CARRIERS)                                                     958,256
      67,900   CSM (FOOD & KINDRED PRODUCTS)                                                   1,093,205
     104,100   ING GROEP NV (FINANCIAL SERVICES)                                               1,145,717
      52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                1,352,347
      37,100   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)           980,909
                                                                                               5,530,434
                                                                                          --------------
NORWAY: 1.03%
     170,500   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                              655,922
     177,600   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                             704,653
      63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                            259,132

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
NORWAY (continued)
      61,700   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                 $    1,031,918
                                                                                               2,651,625
                                                                                          --------------
PORTUGAL: 1.41%
     169,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                               1,577,754
     237,800   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                       2,035,051
                                                                                               3,612,805
                                                                                          --------------
SINGAPORE: 0.87%
     606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                 626,174
     787,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                             618,460
     126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                              990,983
                                                                                               2,235,617
                                                                                          ---------------
SPAIN: 4.34%
     121,400   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                    1,504,191
     409,900   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                    3,959,916
      58,600   BANCO SANTANDER SA (FINANCE , BANKS)                                              531,235
     153,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                            3,283,657
      82,400   TELEFONICA SA (COMMUNICATIONS)                                                  1,859,905
                                                                                              11,138,904
                                                                                          --------------
SWEDEN: 1.52%
      87,600   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                       766,506
     121,000   NORDEA AB (DEPOSITORY INSTITUTIONS)                                               862,450
      13,528   SAAB AB (TRANSPORTATION EQUIPMENT)                                                126,615
      70,500   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                      1,165,805
      22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)<<                                           131,129
     151,400   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)<<                                     861,588
                                                                                               3,914,093
                                                                                          --------------
SWITZERLAND: 7.81%
     36,000    ADECCO SA (BUSINESS SERVICES)                                                   1,232,426
     34,200    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                        2,582,726
    209,944    CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                       1,442,908
     87,400    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                        2,449,347
      3,700    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                       853,951
     19,900    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                         996,621
      3,700    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                   606,212
     36,900    SWISS REINSURANCE (INSURANCE CARRIERS)                                          1,806,831
     10,000    SWISSCOM AG (COMMUNICATIONS)                                                    3,243,848
      2,000    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                    292,894
      7,800    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                        1,040,888
     16,100    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                               3,517,544
                                                                                              20,066,196
                                                                                          --------------
UNITED KINGDOM: 18.39%
     208,987   AMLIN PLC (INSURANCE CARRIERS)                                                  1,086,296
     125,700   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                   5,142,444
     220,500   AVIVA PLC (INSURANCE CARRIERS)                                                  1,249,462
     471,200   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                          1,070,986
     828,400   BP PLC (OIL & GAS EXTRACTION)                                                   6,394,785
     332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                1,063,319
   1,507,700   BT GROUP PLC (COMMUNICATIONS)                                                   3,032,147

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
UNITED KINGDOM (continued)
     533,000   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                           $    2,051,950
     181,087   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                              1,470,023
     390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                            427,838
     569,500   GKN PLC (TRANSPORTATION EQUIPMENT)                                                792,936
     126,800   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                               2,358,196
      18,200   GO-AHEAD GROUP PLC (TRANSPORTATION SERVICES)                                      275,508
     184,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                       1,058,800
     306,719   HBOS PLC (DEPOSITORY INSTITUTIONS)+                                               317,508
     302,932   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                1,203,256
     135,100   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                         8,014
     295,800   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                    559,867
     814,400   LOGICACMG PLC (BUSINESS SERVICES)                                                 818,726
     539,900   MARSTON'S PLC (EATING & DRINKING PLACES)                                          926,441
     237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                      195,664
   1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                               902,765
     315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                 137,753
     443,900   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                     884,568
     261,478   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                        192,481
     264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                            6,691,994
      23,500   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                     181,461
     319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                       1,863,960
     713,400   TOMKINS PLC (BUSINESS SERVICES)                                                 1,284,447
   1,181,894   VODAFONE GROUP PLC (COMMUNICATIONS)                                             2,420,109
     223,600   WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                            1,165,785
                                                                                              47,229,489
                                                                                          --------------
TOTAL COMMON STOCKS (COST $395,527,860)                                                      243,410,259
                                                                                          --------------
RIGHTS: 0.00%
      99,600   FORTIS RIGHTS+(A)                                                                       0
     424,469   HBOS PLC RIGHTS+(A)                                                                     0
     128,584   LLOYDS TSB RIGHTS+(A)                                                                   0
TOTAL RIGHTS (COST $0)                                                                                 0
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 3.12%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.12%
   8,015,594   BANK OF NEW YORK MELLON INSTITUTIONAL CASH RESERVE FUND                         8,015,594
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,058,350)                                      8,015,594
                                                                                          --------------
SHORT-TERM INVESTMENTS: 3.77%
   9,674,365   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                    9,674,365
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,674,365)                                                 9,674,365
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $413,260,575)*                             101.66%                                  $  261,100,218
OTHER ASSETS AND LIABILITIES, NET                 (1.66)                                      (4,253,726)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  256,846,492
                                                 ------                                   --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,674,365.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES                                SECURITY NAME                                        VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 96.99%
APPAREL & ACCESSORY STORES: 1.30%
      95,620   GAP INCORPORATED                                                           $    1,280,352
                                                                                          --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.40%
       9,910   AUTOZONE INCORPORATED+                                                          1,382,148
                                                                                          --------------
BIOPHARMACEUTICALS: 1.49%
      28,750   GILEAD SCIENCES INCORPORATED+                                                   1,470,275
                                                                                          --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.35%
      22,320   SHERWIN-WILLIAMS COMPANY<<                                                      1,333,620
                                                                                          --------------
BUSINESS SERVICES: 13.29%
      24,230   ACTIVISION BLIZZARD INCORPORATED+                                                 209,347
      51,220   ADOBE SYSTEMS INCORPORATED+                                                     1,090,474
      23,120   ALLIANCE DATA SYSTEMS CORPORATION+                                              1,075,774
      47,030   BMC SOFTWARE INCORPORATED+                                                      1,265,577
      74,230   CA INCORPORATED                                                                 1,375,482
      84,170   EBAY INCORPORATED+                                                              1,175,013
      33,290   FISERV INCORPORATED+                                                            1,210,757
      67,220   JUNIPER NETWORKS INCORPORATED+                                                  1,177,022
      91,610   MICROSOFT CORPORATION                                                           1,780,898
      97,560   ORACLE CORPORATION+                                                             1,729,739
      77,430   SYMANTEC CORPORATION<<+                                                         1,046,854
                                                                                              13,136,937
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 15.85%
      28,800   ABBOTT LABORATORIES                                                             1,537,056
      20,400   AMGEN INCORPORATED+                                                             1,178,100
      24,390   BIOGEN IDEC INCORPORATED+                                                       1,161,696
      50,910   BRISTOL-MYERS SQUIBB COMPANY                                                    1,183,658
      22,910   CLOROX COMPANY                                                                  1,272,880
      20,150   COLGATE-PALMOLIVE COMPANY                                                       1,381,081
      28,800   JOHNSON & JOHNSON                                                               1,723,104
      16,830   MONSANTO COMPANY                                                                1,183,991
      31,310   MOSAIC COMPANY                                                                  1,083,326
      70,890   PFIZER INCORPORATED                                                             1,255,462
      24,420   PROCTER & GAMBLE COMPANY                                                        1,509,644
      31,890   WYETH                                                                           1,196,194
                                                                                              15,666,192
                                                                                          --------------
COAL MINING: 1.21%
      52,710   PEABODY ENERGY CORPORATION                                                      1,199,153
                                                                                          --------------
COMMUNICATIONS: 2.66%
      48,950   AMERICAN TOWER CORPORATION CLASS A+                                             1,435,214
      52,290   DIRECTV GROUP INCORPORATED+                                                     1,197,964
                                                                                               2,633,178
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 1.50%
      93,130   HUDSON CITY BANCORP INCORPORATED                                                1,486,355
                                                                                          --------------
EATING & DRINKING PLACES: 2.92%
      25,550   MCDONALD'S CORPORATION                                                          1,588,955
      41,080   YUM! BRANDS INCORPORATED                                                        1,294,020
                                                                                               2,882,975
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES                                SECURITY NAME                                        VALUE
------------   ------------------------------------------------------------------------   --------------
EDUCATIONAL SERVICES: 1.43%
      18,420   APOLLO GROUP INCORPORATED CLASS A+                                         $    1,411,340
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.78%
      55,740   ANALOG DEVICES INCORPORATED                                                     1,060,175
      72,590   BROADCOM CORPORATION CLASS A+                                                   1,231,852
     117,880   CISCO SYSTEMS INCORPORATED+                                                     1,921,444
      42,970   EMERSON ELECTRIC COMPANY                                                        1,573,132
      35,200   HARRIS CORPORATION                                                              1,339,360
      15,830   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                        1,167,937
      76,830   XILINX INCORPORATED<<                                                           1,369,111
                                                                                               9,663,011
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.33%
      40,020   ACCENTURE LIMITED CLASS A                                                       1,312,256
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 2.32%
      20,370   GENERAL MILLS INCORPORATED                                                      1,237,478
      28,170   H.J. HEINZ COMPANY                                                              1,059,192
                                                                                               2,296,670
                                                                                          --------------
FOOD STORES: 1.09%
      40,730   KROGER COMPANY                                                                  1,075,679
                                                                                          --------------
GENERAL MERCHANDISE STORES: 1.15%
      55,450   TJX COMPANIES INCORPORATED                                                      1,140,607
                                                                                          --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.94%
      39,920   FOSTER WHEELER LIMITED+                                                           933,330
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.36%
      28,260   FMC TECHNOLOGIES INCORPORATED+                                                    673,436
      50,280   GAMESTOP CORPORATION CLASS A+                                                   1,089,065
      40,310   HEWLETT-PACKARD COMPANY                                                         1,462,850
      13,390   INTERNATIONAL BUSINESS MACHINES CORPORATION                                     1,126,903
      38,830   NATIONAL OILWELL VARCO INCORPORATED+                                              949,005
                                                                                               5,301,259
                                                                                          --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.63%
      28,480   AON CORPORATION                                                                 1,300,966
      70,050   UNUMPROVIDENT CORPORATION                                                       1,302,930
                                                                                               2,603,896
                                                                                          --------------
LEATHER & LEATHER PRODUCTS: 1.36%
      64,860   COACH INCORPORATED+                                                             1,347,142
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.01%
      17,910   BECTON DICKINSON & COMPANY                                                      1,224,865
      14,190   C.R. BARD INCORPORATED                                                          1,195,649
      33,040   COVIDIEN LIMITED                                                                1,197,370
      26,070   RAYTHEON COMPANY                                                                1,330,613
                                                                                               4,948,497
                                                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.43%
      42,860   ST. JUDE MEDICAL INCORPORATED+                                                  1,412,666
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES                                SECURITY NAME                                        VALUE
------------   ------------------------------------------------------------------------   --------------
MEDICAL MANAGEMENT SERVICES: 1.29%
      23,240   EXPRESS SCRIPTS INCORPORATED+                                              $    1,277,735
                                                                                          --------------
MEDICAL PRODUCTS: 1.31%
      24,180   BAXTER INTERNATIONAL INCORPORATED                                               1,295,806
                                                                                          --------------
METAL MINING: 0.85%
      32,950   CLIFFS NATURAL RESOURCES INCORPORATED<<                                           843,850
                                                                                          --------------
OIL & GAS EXTRACTION: 4.48%
      16,100   APACHE CORPORATION                                                              1,199,933
      28,210   ENSCO INTERNATIONAL INCORPORATED                                                  800,882
      45,750   NOBLE CORPORATION                                                               1,009,245
      23,680   OCCIDENTAL PETROLEUM CORPORATION                                                1,420,563
                                                                                               4,430,623
                                                                                          --------------
RAILROAD TRANSPORTATION: 2.04%
      27,250   CSX CORPORATION                                                                   884,808
      23,950   NORFOLK SOUTHERN CORPORATION                                                    1,126,848
                                                                                               2,011,656
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.31%
      90,600   TD AMERITRADE HOLDING CORPORATION+                                              1,291,050
                                                                                          --------------
TOBACCO PRODUCTS: 1.60%
      36,400   PHILIP MORRIS INTERNATIONAL                                                     1,583,764
                                                                                          --------------
TRANSPORTATION BY AIR: 1.01%
     115,880   SOUTHWEST AIRLINES COMPANY<<                                                      998,886
                                                                                          --------------
TRANSPORTATION EQUIPMENT: 2.80%
      37,930   HONEYWELL INTERNATIONAL INCORPORATED                                            1,245,242
      18,110   LOCKHEED MARTIN CORPORATION                                                     1,522,689
                                                                                               2,767,931
                                                                                          --------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.26%
      21,640   NIKE INCORPORATED CLASS B<<                                                     1,103,640
      49,390   SYSCO CORPORATION                                                               1,133,007
                                                                                               2,236,647
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 1.24%
      15,550   W.W. GRAINGER INCORPORATED                                                      1,225,956
                                                                                          --------------
TOTAL COMMON STOCKS (COST $118,491,673)                                                       95,881,442
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 4.28%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.84%
     207,686   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  207,686
     207,686   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      207,686
     207,686   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        207,686
     207,686   DWS MONEY MARKET SERIES INSTITUTIONAL                                             207,686
                                                                                                 830,744
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

 PRINCIPAL                  SECURITY NAME                 INTEREST RATE   MATURITY DATE       VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.44%
$     75,983   AMSTEL FUNDING CORPORATION++                        1.70%    01/13/2009    $       75,939
      63,319   ANTALIS US FUNDING CORPORATION++                    1.20     01/15/2009            63,289
      16,235   ANTALIS US FUNDING CORPORATION++                    1.30     01/12/2009            16,228
     357,118   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY
                  VALUE $357,120)                                  0.08     01/02/2009           357,118
      20,262   BANK OF IRELAND                                     0.15     01/02/2009            20,262
      75,983   BARTON CAPITAL CORPORATION++                        0.25     01/06/2009            75,980
      75,983   CANCARA ASSET SECURITIZATION LIMITED++              0.90     01/09/2009            75,967
      16,463   CHARIOT FUNDING LLC++                               0.28     01/05/2009            16,462
      64,663   CHEYNE FINANCE LLC+++/-(A)(I)####                   0.00     02/25/2008             1,067
      49,784   CHEYNE FINANCE LLC+++/-(A)(I)####                   0.00     05/19/2008               821
      81,048   CONCORD MINUTEMAN CAPITAL COMPANY++                 1.15     01/15/2009            81,012
     196,288   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY US
                  TREASURY SECURITIES (MATURITY VALUE
                  $196,288)                                        0.01     01/02/2009           196,288
     301,397   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $301,399)                                        0.10     01/02/2009           301,397
      77,882   DEXIA CREDIT LOCAL DE FRANCE SA                     0.90     01/02/2009            77,882
      88,646   E.ON AG++                                           0.95     01/20/2009            88,602
      40,524   FALCON ASSET SECURITIZATION
                  CORPORATION++                                    0.55      01/12/2009           40,517
     301,397   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $301,398)                                        0.06     01/02/2009           301,397
     239,135   GRYPHON FUNDING LIMITED(A)(I)                       0.00     08/23/2009           100,126
     187,424   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $187,425)                                        0.05     01/02/2009           187,424
      81,048   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                        1.40     01/14/2009            81,007
      81,048   LEXINGTON PARKER CAPITAL++                          1.15     01/15/2009            81,012
      83,581   LLOYDS TSB BK PLC LONDON                            0.30     01/02/2009            83,581
      75,983   METLIFE SHORT TERM FUNDING LLC++                    0.70     01/12/2009            75,966
      75,983   MONT BLANC CAPITAL CORPORATION++                    1.00     01/12/2009            75,959
     301,397   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $301,398)                                        0.04     01/02/2009           301,397
      70,917   PARK AVENUE RECEIVABLES COMPANY LLC++               0.35     01/12/2009            70,909
      50,655   PRUDENTIAL PLC++                                    1.25     01/14/2009            50,632
      17,729   PRUDENTIAL PLC                                      1.35     01/12/2009            17,722
      12,664   PRUDENTIAL PLC                                      2.00     01/12/2009            12,656
      75,983   REGENCY MARKETS #1 LLC++                            0.90     01/12/2009            75,962
      38,075   TICONDEROGA MASTER FUNDING LIMITED++                0.30     01/06/2009            38,073
      86,114   UNICREDITO ITALIANO NY                              3.15     01/05/2009            86,133
      93,033   VICTORIA FINANCE LLC+++/-(A)(I)####                 0.11     07/28/2008            50,238
      54,026   VICTORIA FINANCE LLC+++/-(A)(I)####                 0.14     08/07/2008            29,174
      66,257   VICTORIA FINANCE LLC+++/-(A)(I)####                 1.43     04/03/2008            35,779
     107,554   VICTORIA FINANCE LLC+++/-(A)(I)####                 1.44     02/15/2008            58,079
      99,867   WHITE PINE FINANCE LLC+++/-(A)(I)####               1.39     02/22/2008            88,372
      12,664   WINDMILL FUNDING CORPORATION++                      0.35     01/07/2009            12,663
                                                                                               3,403,092
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $4,570,404)                                                                              4,233,836
                                                                                          --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.41%
   1,394,338   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST~+++                                                                   1,394,338
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,394,338)                                                1,394,338
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

                                                                                               VALUE
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $124,456,415)*                          102.68%                                  $  101,509,616
OTHER ASSETS AND LIABILITIES, NET                 (2.68)                                      (2,653,985)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $   98,855,631
                                                 ------                                   --------------


<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,394,338.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 96.58%
APPAREL & ACCESSORY STORES: 1.69%
     444,600   KOHL'S CORPORATION+                                                        $   16,094,520
                                                                                          --------------
BIOPHARMACEUTICALS: 7.92%
     508,500   GENENTECH INCORPORATED+                                                        42,159,735
     500,740   GENZYME CORPORATION+                                                           33,234,114
                                                                                              75,393,849
                                                                                          --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 6.19%
     748,600   FASTENAL COMPANY<<                                                             26,088,710
   1,527,500   LOWE'S COMPANIES INCORPORATED                                                  32,871,800
                                                                                              58,960,510
                                                                                          --------------
BUSINESS SERVICES: 16.19%
     465,500   AUTOMATIC DATA PROCESSING INCORPORATED                                         18,312,770
   1,328,270   EBAY INCORPORATED<<+                                                           18,542,649
     224,300   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                         9,923,032
     159,800   GOOGLE INCORPORATED CLASS A+                                                   49,162,470
   2,994,298   MICROSOFT CORPORATION                                                          58,209,153
                                                                                             154,150,074
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 3.91%
     644,500   AMGEN INCORPORATED+                                                            37,219,875
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 1.03%
     686,200   WESTERN UNION COMPANY                                                           9,840,108
                                                                                          --------------
E-COMMERCE/SERVICES: 1.33%
     246,300   AMAZON.COM INCORPORATED<<+                                                     12,630,264
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.85%
   3,387,943   CISCO SYSTEMS INCORPORATED+                                                    55,223,471
     705,500   LINEAR TECHNOLOGY CORPORATION<<                                                15,605,660
   1,550,400   NOKIA OYJ ADR                                                                  24,186,240
     496,300   QUALCOMM INCORPORATED                                                          17,782,429
                                                                                             112,797,800
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.22%
   1,527,300   PAYCHEX INCORPORATED                                                           40,137,444
                                                                                          --------------
GENERAL MERCHANDISE STORES: 6.85%
   1,155,560   TARGET CORPORATION<<                                                           39,901,487
     451,300   WAL-MART STORES INCORPORATED                                                   25,299,878
                                                                                              65,201,365
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.48%
     179,500   APPLE INCORPORATED+                                                            15,320,325
   1,026,600   EMC CORPORATION+                                                               10,748,502
   2,432,570   INTEL CORPORATION                                                              35,661,476
                                                                                              61,730,303
                                                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.48%
   1,356,710   MEDTRONIC INCORPORATED                                                         42,627,828
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
PERSONAL SERVICES: 1.10%
     449,250   CINTAS CORPORATION<<                                                       $   10,436,078
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 18.38%
   3,551,937   CHARLES SCHWAB CORPORATION                                                     57,434,821
      59,800   CME GROUP INCORPORATED                                                         12,444,978
     412,600   FRANKLIN RESOURCES INCORPORATED                                                26,315,628
     660,890   GOLDMAN SACHS GROUP INCORPORATED                                               55,772,507
     648,400   T. ROWE PRICE GROUP INCORPORATED<<                                             22,979,296
                                                                                             174,947,230
                                                                                          --------------
TRANSPORTATION SERVICES: 4.96%
     485,700   C.H. ROBINSON WORLDWIDE INCORPORATED                                           26,728,071
     615,700   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                            20,484,338
                                                                                              47,212,409
                                                                                          --------------
TOTAL COMMON STOCKS (COST $1,136,493,165)                                                    919,379,657
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 11.70%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.29%
   5,464,954   AIM STIT-LIQUID ASSETS PORTFOLIO                                                5,464,954
   5,464,954   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                    5,464,954
   5,464,954   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                      5,464,954
   5,464,954   DWS MONEY MARKET SERIES INSTITUTIONAL                                           5,464,954
                                                                                              21,859,816
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.41%
$  1,999,373   AMSTEL FUNDING CORPORATION++                    1.70%         01/13/2009        1,998,240
   1,666,144   ANTALIS US FUNDING CORPORATION++                1.20          01/15/2009        1,665,367
     427,199   ANTALIS US FUNDING CORPORATION++                1.30          01/12/2009          427,030
   9,397,055   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $9,397,097)                                  0.08          01/02/2009        9,397,055
     533,166   BANK OF IRELAND                                 0.15          01/02/2009          533,166
   1,999,373   BARTON CAPITAL CORPORATION++                    0.25          01/06/2009        1,999,304
   1,999,373   CANCARA ASSET SECURITIZATION LIMITED++          0.90          01/09/2009        1,998,973
     433,198   CHARIOT FUNDING LLC++                           0.28          01/05/2009          433,184
   1,701,514   CHEYNE FINANCE LLC+++/-(A)(I)####               0.00          02/25/2008           28,075
   1,309,992   CHEYNE FINANCE LLC+++/-(A)(I)####               0.00          05/19/2008           21,615
   2,132,665   CONCORD MINUTEMAN CAPITAL COMPANY++             1.15          01/15/2009        2,131,711
   5,165,048   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY
                  VALUE $5,165,051)                            0.01          01/02/2009        5,165,048
   7,930,848   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $7,930,892)                                  0.10          01/02/2009        7,930,848
   2,049,358   DEXIA CREDIT LOCAL DE FRANCE SA                 0.90          01/02/2009        2,049,358
   2,332,602   E.ON AG++                                       0.95          01/20/2009        2,331,433
   1,066,332   FALCON ASSET SECURITIZATION
                  CORPORATION++                                0.55          01/12/2009        1,066,153
   7,930,848   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $7,930,874)                                  0.06          01/02/2009        7,930,848
   6,292,489   GRYPHON FUNDING LIMITED(A)(I)                   0.00          08/23/2009        2,634,665
   4,931,788   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $4,931,802)                                  0.05          01/02/2009        4,931,788
   2,132,665   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                    1.40          01/14/2009        2,131,587
   2,132,665   LEXINGTON PARKER CAPITAL++                      1.15          01/15/2009        2,131,711
   2,199,311   LLOYDS TSB BK PLC LONDON                        0.30          01/02/2009        2,199,311
   1,999,373   METLIFE SHORT TERM FUNDING LLC++                0.70          01/12/2009        1,998,946
   1,999,373   MONT BLANC CAPITAL CORPORATION++                1.00          01/12/2009        1,998,762

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

  PRINCIPAL                SECURITY NAME                  INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  7,930,848   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $7,930,866)                                  0.04%         01/02/2009   $    7,930,848
   1,866,082   PARK AVENUE RECEIVABLES COMPANY LLC++           0.35          01/12/2009        1,865,882
   1,332,916   PRUDENTIAL PLC++                                1.25          01/14/2009        1,332,314
     466,520   PRUDENTIAL PLC                                  1.35          01/12/2009          466,328
     333,229   PRUDENTIAL PLC                                  2.00          01/12/2009          333,025
   1,999,373   REGENCY MARKETS #1 LLC++                        0.90          01/12/2009        1,998,824
   1,001,886   TICONDEROGA MASTER FUNDING LIMITED++            0.30          01/06/2009        1,001,844
   2,265,956   UNICREDITO ITALIANO NY                          3.15          01/05/2009        2,266,432
   2,448,044   VICTORIA FINANCE LLC+++/-(A)(I)####             0.11          07/28/2008        1,321,944
   1,421,620   VICTORIA FINANCE LLC+++/-(A)(I)####             0.14          08/07/2008          767,675
   1,743,472   VICTORIA FINANCE LLC+++/-(A)(I)####             1.43          04/03/2008          941,475
   2,830,130   VICTORIA FINANCE LLC+++/-(A)(I)####             1.44          02/15/2008        1,528,270
   2,627,855   WHITE PINE FINANCE LLC+++/-(A)(I)####           1.39          02/22/2008        2,325,389
     333,229   WINDMILL FUNDING CORPORATION++                  0.35          01/07/2009          333,209
                                                                                              89,547,637
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $117,518,318)                                  111,407,453
                                                                                          --------------
SHORT-TERM INVESTMENTS: 4.02%
  38,231,268   WELLS FARGO ADVANTAGE MONEY MARKET
                  TRUST~+++                                                                   38,231,268
TOTAL SHORT-TERM INVESTMENTS (COST $38,231,268)                                               38,231,268
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,292,242,751)*                           112.30%                                  $1,069,018,378
OTHER ASSETS AND LIABILITIES, NET                (12.30)                                    (117,088,850)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  951,929,528
                                                 ------                                   --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $38,231,268.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 99.78%
AMUSEMENT & RECREATION SERVICES: 0.50%
      14,424   MULTIMEDIA GAMES INCORPORATED<<+                                           $       34,329
      24,973   TICKETMASTER+                                                                     160,327
      31,196   WMS INDUSTRIES INCORPORATED<<+                                                    839,172
                                                                                               1,033,828
                                                                                          --------------
APPAREL & ACCESSORY STORES: 1.56%
      35,117   CARTER'S INCORPORATED+                                                            676,353
      13,082   CHARLOTTE RUSSE HOLDING INCORPORATED+                                              84,902
      15,022   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                      325,677
      22,137   CHRISTOPHER & BANKS CORPORATION                                                   123,967
      28,060   DRESS BARN INCORPORATED<<+                                                        301,364
      34,226   FINISH LINE INCORPORATED CLASS A                                                  191,666
      27,318   HOT TOPIC INCORPORATED+                                                           253,238
      11,381   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                            297,613
      23,694   STAGE STORES INCORPORATED                                                         195,476
      14,657   THE BUCKLE INCORPORATED<<                                                         319,816
      18,325   THE CATO CORPORATION CLASS A                                                      276,708
      15,446   TWEEN BRANDS INCORPORATED+                                                         66,727
      12,542   ZUMIEZ INCORPORATED<<+                                                             93,438
                                                                                               3,206,945
                                                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.68%
      18,104   GYMBOREE CORPORATION+                                                             472,333
      59,057   LIZ CLAIBORNE INCORPORATED+                                                       153,548
      11,691   MAIDENFORM BRANDS INCORPORATED+                                                   118,664
      79,188   QUIKSILVER INCORPORATED<<+                                                        145,706
      20,706   SKECHERS U.S.A. INCORPORATED CLASS A+                                             265,451
      11,441   TRUE RELIGION APPAREL INCORPORATED<<+                                             142,326
       9,879   VOLCOM INCORPORATED<<+                                                            107,681
                                                                                               1,405,709
                                                                                          --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
      10,353   LITHIA MOTORS INCORPORATED CLASS A<<+                                              33,751
      11,489   MARINEMAX INCORPORATED<<+                                                          38,948
      17,498   SONIC AUTOMOTIVE INCORPORATED<<                                                    69,642
                                                                                                 142,341
                                                                                          --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.19%
       8,737   MIDAS INCORPORATED+                                                                91,651
      24,169   WRIGHT EXPRESS CORPORATION+                                                       304,529
                                                                                                 396,180
                                                                                          --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.10%
       8,744   M/I HOMES INCORPORATED<<+                                                          92,162
      57,574   STANDARD-PACIFIC CORPORATION<<+                                                   102,482
                                                                                                 194,644
                                                                                          --------------
BUSINESS SERVICES: 8.77%
      33,371   AARON RENTS INCORPORATED                                                          888,336
      27,557   ABM INDUSTRIES INCORPORATED                                                       524,961
      13,748   ADMINISTAFF INCORPORATED                                                          297,507
      20,313   AMN HEALTHCARE SERVICES INCORPORATED+                                             171,848
      16,453   ARBITRON INCORPORATED                                                             218,496

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
BUSINESS SERVICES (continued)
       8,670   BANKRATE INCORPORATED<<+                                                   $      329,460
      26,986   BLACKBAUD INCORPORATED                                                            364,311
      24,349   BLUE COAT SYSTEMS INCORPORATED+                                                   204,532
      32,611   BRADY CORPORATION CLASS A                                                         781,033
      18,642   CACI INTERNATIONAL INCORPORATED CLASS A<<+                                        840,568
       8,833   CAPELLA EDUCATION COMPANY+                                                        519,027
      33,349   CIBER INCORPORATED+                                                               160,409
      24,664   COGNEX CORPORATION                                                                365,027
      26,487   CONCUR TECHNOLOGIES INCORPORATED+                                                 869,303
      21,819   CSG SYSTEMS INTERNATIONAL INCORPORATED<<+                                         381,178
      43,359   CYBERSOURCE CORPORATION+                                                          519,874
      24,837   DEALERTRACK HOLDINGS INCORPORATED<<+                                              295,312
      34,082   ECLIPSYS CORPORATION+                                                             483,624
      37,359   EPICOR SOFTWARE CORPORATION+                                                      179,323
       9,531   FORRESTER RESEARCH INCORPORATED+                                                  268,870
      15,047   GERBER SCIENTIFIC INCORPORATED+                                                    76,890
      15,396   GEVITY HR INCORPORATED                                                             23,248
      26,816   HEALTHCARE SERVICES GROUP<<                                                       427,175
      15,254   HEARTLAND PAYMENT SYSTEMS INCORPORATED<<                                          266,945
      10,199   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED<<                                 219,686
      15,685   HMS HOLDINGS CORPORATION+                                                         494,391
      54,676   INFORMATICA CORPORATION+                                                          750,701
      21,559   INFOSPACE INCORPORATED+                                                           162,770
      10,670   INTEGRAL SYSTEMS INCORPORATED MD+                                                 128,574
      28,746   INTERWOVEN INCORPORATED+                                                          362,200
      17,052   JDA SOFTWARE GROUP INCORPORATED+                                                  223,893
      10,819   LOJACK CORPORATION+                                                                44,574
      14,988   MANHATTAN ASSOCIATES INCORPORATED+                                                236,960
      18,303   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                       52,713
      19,524   OMNICELL INCORPORATED+                                                            238,388
      22,260   ON ASSIGNMENT INCORPORATED+                                                       126,214
      11,372   PCTEL INCORPORATED+                                                                74,714
      20,203   PERFICIENT INCORPORATED+                                                           96,570
      26,743   PHASE FORWARD INCORPORATED+                                                       334,822
      17,963   PHOENIX TECHNOLOGIES LIMITED+                                                      62,871
       9,529   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                     322,461
      24,832   PROGRESS SOFTWARE CORPORATION+                                                    478,264
      11,295   QUALITY SYSTEMS INCORPORATED<<                                                    492,688
      17,193   RADIANT SYSTEMS INCORPORATED+                                                      57,940
      14,257   RADISYS CORPORATION+                                                               78,841
      17,366   SMITH MICRO SOFTWARE INCORPORATED+                                                 96,555
      32,104   SPHERION CORPORATION+                                                              70,950
      11,316   SPSS INCORPORATED+                                                                305,079
       7,197   STARTEK INCORPORATED+                                                              32,027
      12,607   STRATASYS INCORPORATED<<+                                                         135,525
      20,838   SYKES ENTERPRISES INCORPORATED+                                                   398,423
      11,671   SYNNEX CORPORATION+                                                               132,232
      48,392   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                       365,844
      19,088   TALEO CORPORATION CLASS A+                                                        149,459
      17,926   THE KNOT INCORPORATED+                                                            149,144
      41,816   THQ INCORPORATED<<+                                                               175,209
      19,909   TRADESTATION GROUP INCORPORATED<<+                                                128,413
      27,045   TRUEBLUE INCORPORATED+                                                            258,821
      51,117   UNITED ONLINE INCORPORATED                                                        310,280
      12,767   VIAD CORPORATION                                                                  315,856
       7,957   VOLT INFORMATION SCIENCE INCORPORATED+                                             57,529
      28,064   WEBSENSE INCORPORATED+                                                            420,118
                                                                                              17,998,956
                                                                                          --------------
CASINO & GAMING: 0.14%
      37,403   PINNACLE ENTERTAINMENT INCORPORATED<<+                                            287,255
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
CHEMICALS & ALLIED PRODUCTS: 4.14%
      15,518   ARCH CHEMICALS INCORPORATED                                                $      404,554
      17,621   ARQULE INCORPORATED<<+                                                             74,361
      11,341   BALCHEM CORPORATION                                                               282,504
      33,711   CALGON CARBON CORPORATION<<+                                                      517,801
      18,192   CAMBREX CORPORATION+                                                               84,047
      11,795   CHATTEM INCORPORATED<<+                                                           843,696
      35,533   CUBIST PHARMACEUTICALS INCORPORATED+                                              858,477
      18,704   GEORGIA GULF CORPORATION<<+                                                        20,013
      30,200   HB FULLER COMPANY                                                                 486,522
      43,958   IMMUCOR INCORPORATED+                                                           1,168,404
       9,735   MANNATECH INCORPORATED<<                                                           23,851
      20,652   MARTEK BIOSCIENCES CORPORATION<<+                                                 625,962
       7,669   NEWMARKET CORPORATION                                                             267,725
      15,525   NOVEN PHARMACEUTICALS INCORPORATED+                                               170,775
      19,001   OM GROUP INCORPORATED+                                                            401,111
      21,512   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                        288,476
      34,472   PAREXEL INTERNATIONAL CORPORATION+                                                334,723
       7,017   PENFORD CORPORATION                                                                71,012
      18,997   PHARMERICA CORPORATION<<+                                                         297,683
      57,696   POLYONE CORPORATION+                                                              181,742
       6,755   QUAKER CHEMICAL CORPORATION                                                       111,120
      29,970   SALIX PHARMACEUTICALS LIMITED+                                                    264,635
       4,499   STEPAN COMPANY                                                                    211,408
       9,466   SURMODICS INCORPORATED<<+                                                         239,206
      13,508   ZEP INCORPORATED                                                                  260,839
                                                                                               8,490,647
                                                                                          --------------
COAL MINING: 0.33%
      26,091   PENN VIRGINIA CORPORATION<<                                                       677,844
                                                                                          --------------
COMMUNICATIONS: 1.01%
      18,712   ANIXTER INTERNATIONAL INCORPORATED<<+                                             563,605
      11,549   AUDIOVOX CORPORATION CLASS A+                                                      57,860
      32,076   BRIGHTPOINT INCORPORATED+                                                         139,531
      55,493   FAIRPOINT COMMUNICATIONS INCORPORATED                                             182,017
      27,573   GENERAL COMMUNICATION INCORPORATED CLASS A+                                       223,066
      27,366   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                            548,415
      48,759   LIVE NATION INCORPORATED<<+                                                       279,877
      18,910   NOVATEL WIRELESS INCORPORATED+                                                     87,742
                                                                                               2,082,113
                                                                                          --------------
COMPUTERS-INTEGRATED SYSTEMS: 0.03%
      14,191   AGILYSYS INCORPORATED                                                              60,879
                                                                                          --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.03%
      48,507   CHAMPION ENTERPRISES INCORPORATED<<+                                               27,164
      13,949   CHEMED CORPORATION                                                                554,752
      12,061   DREW INDUSTRIES INCORPORATED<<+                                                   144,732
      40,825   EMCOR GROUP INCORPORATED+                                                         915,705
      17,418   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                   342,960
      16,264   MATRIX SERVICE COMPANY+                                                           124,745
                                                                                               2,110,058
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 9.01%
      11,269   ANCHOR BANCORP WISCONSIN INCORPORATED<<                                            31,102
      30,124   BANK MUTUAL CORPORATION<<                                                         347,631
       5,125   BANKATLANTIC BANCORP INCORPORATED CLASS A<<                                        29,725
      39,752   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                    271,904
      36,398   BROOKLINE BANCORP INCORPORATED                                                    387,639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
DEPOSITORY INSTITUTIONS (continued)
      17,515   CASCADE BANCORP<<                                                          $      118,226
      17,914   CENTRAL PACIFIC FINANCIAL CORPORATION                                             179,857
      11,318   COLUMBIA BANKING SYSTEM INCORPORATED<<                                            135,024
      20,347   COMMUNITY BANK SYSTEM INCORPORATED<<                                              496,263
      19,426   CORUS BANKSHARES INCORPORATED+                                                     21,563
      16,411   DIME COMMUNITY BANCSHARES                                                         218,266
      39,702   EAST WEST BANCORP INCORPORATED<<                                                  634,041
      47,304   FIRST BANCORP PUERTO RICO<<                                                       526,967
      45,826   FIRST COMMONWEALTH FINANCIAL CORPORATION                                          567,326
      19,866   FIRST FINANCIAL BANCORP                                                           246,140
      12,966   FIRST FINANCIAL BANKSHARE<<                                                       715,853
      30,300   FIRST MIDWEST BANCORP INCORPORATED<<                                              605,091
      36,504   FLAGSTAR BANCORP INCORPORATED<<+                                                   25,918
      29,323   FRONTIER FINANCIAL CORPORATION<<+                                                 127,848
      37,329   GLACIER BANCORP INCORPORATED                                                      709,998
      14,845   HANCOCK HOLDING COMPANY<<                                                         674,854
      23,187   HANMI FINANCIAL CORPORATION+                                                       47,765
       8,287   HOME BANCSHARES INCORPORATED                                                      223,335
      22,062   INDEPENDENT BANK CORPORATION                                                      291,278
      11,855   IRWIN FINANCIAL CORPORATION<<+                                                     15,293
      13,896   NARA BANK NATIONAL ASSOCIATION                                                    136,598
      49,930   NATIONAL PENN BANCSHARES INCORPORATED<<                                           724,484
      41,334   OLD NATIONAL BANCORP<<                                                            750,625
      17,173   PRIVATEBANCORP INCORPORATED<<                                                     557,436
      25,573   PROSPERITY BANCSHARES INCORPORATED                                                756,705
      20,942   PROVIDENT BANKSHARES CORPORATION                                                  202,300
      14,626   S&T BANCORP INCORPORATED                                                          519,223
      21,939   SIGNATURE BANK+                                                                   629,430
      46,086   SOUTH FINANCIAL GROUP INCORPORATED<<                                              199,092
      11,250   STERLING BANCORPORATION (NEW YORK)<<                                              157,838
      45,660   STERLING BANCSHARES INCORPORATED (TEXAS)                                          277,613
      32,510   STERLING FINANCIAL CORPORATION<<                                                  286,088
      53,700   SUSQUEHANNA BANCSHARES INCORPORATED                                               854,367
       4,160   TOMPKINS TRUST COMPANY INCORPORATED<<                                             241,072
      47,309   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                        449,909
      69,276   UCBH HOLDINGS INCORPORATED                                                        476,619
      18,380   UMB FINANCIAL CORPORATION                                                         903,193
      37,493   UMPQUA HOLDINGS CORPORATION                                                       542,524
      23,511   UNITED BANKSHARES INCORPORATED<<                                                  781,035
      25,423   UNITED COMMUNITY BANKS INCORPORATED<<                                             345,243
      39,918   WHITNEY HOLDING CORPORATION<<                                                     638,289
      12,100   WILSHIRE BANCORP INCORPORATED                                                     109,868
      14,797   WINTRUST FINANCIAL CORPORATION                                                    304,374
                                                                                              18,492,832
                                                                                          --------------
DURABLE GOODS - CONSUMER: 0.04%
      12,134   STURM, RUGER & COMPANY INCORPORATED+                                               72,440
                                                                                          --------------
EATING & DRINKING PLACES: 1.80%
      15,034   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                            161,164
      14,154   CEC ENTERTAINMENT INCORPORATED+                                                   343,235
      34,074   CKE RESTAURANTS INCORPORATED                                                      295,762
      13,964   CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                   287,519
       9,590   DINEEQUITY INCORPORATED<<+                                                        110,860
      35,399   JACK IN THE BOX INCORPORATED+                                                     781,964
       7,751   LANDRY'S RESTAURANTS INCORPORATED<<+                                               89,912
      13,291   O'CHARLEY"S INCORPORATED+                                                          26,582
      14,833   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                         310,603
      13,409   PAPA JOHNS INTERNATIONAL INCORPORATED+                                            247,128
       9,641   RED ROBIN GOURMET BURGERS INCORPORATED+                                           162,258
      32,903   RUBY TUESDAY INCORPORATED                                                          51,329

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
EATING & DRINKING PLACES (continued)
      12,070   RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                     $       16,657
      37,694   SONIC CORPORATION+                                                                458,736
      17,874   STEAK N SHAKE COMPANY<<+                                                          106,350
      31,910   TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                           247,303
                                                                                               3,697,362
                                                                                          --------------
EDUCATIONAL SERVICES: 0.11%
      13,455   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                       231,022
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.53%
      16,568   ALLETE INCORPORATED                                                               534,649
      10,781   AMERICAN STATES WATER COMPANY                                                     355,557
      56,830   ATMOS ENERGY CORPORATION                                                        1,346,871
      33,942   AVISTA CORPORATION                                                                657,796
       7,163   CENTRAL VERMONT PUBLIC SERVICE                                                    170,909
       9,842   CH ENERGY GROUP INCORPORATED                                                      505,780
      37,558   CLECO CORPORATION                                                                 857,449
      27,954   EL PASO ELECTRIC COMPANY+                                                         505,688
      13,790   LACLEDE GROUP INCORPORATED                                                        645,924
      26,265   NEW JERSEY RESOURCES                                                            1,033,528
      16,507   NORTHWEST NATURAL GAS COMPANY                                                     730,105
      45,695   PIEDMONT NATURAL GAS COMPANY                                                    1,447,161
      18,539   SOUTH JERSEY INDUSTRIES INCORPORATED                                              738,748
      27,384   SOUTHWEST GAS CORPORATION                                                         690,624
      15,750   UIL HOLDINGS CORPORATION                                                          472,973
      22,133   UNISOURCE ENERGY CORPORATION                                                      649,825
                                                                                              11,343,587
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.56%
      16,066   ACTEL CORPORATION+                                                                188,294
      25,171   ACUITY BRANDS INCORPORATED                                                        878,720
      76,006   ADAPTEC INCORPORATED+                                                             250,820
      20,345   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                          202,433
      14,086   AO SMITH CORPORATION                                                              415,819
       7,954   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                            142,695
      76,606   ARRIS GROUP INCORPORATED+                                                         609,018
      20,047   ATMI INCORPORATED+                                                                309,325
      28,837   BALDOR ELECTRIC COMPANY<<                                                         514,740
       7,204   BEL FUSE INCORPORATED CLASS B                                                     152,725
      40,603   BENCHMARK ELECTRONICS INCORPORATED+                                               518,500
      16,367   C&D TECHNOLOGIES INCORPORATED<<+                                                   51,229
       4,985   CATAPULT COMMUNICATIONS CORPORATION+                                               32,751
      16,384   CERADYNE INCORPORATED<<+                                                          332,759
      24,132   CHECKPOINT SYSTEMS INCORPORATED+                                                  237,459
      15,430   COMTECH TELECOMMUNICATIONS CORPORATION+                                           707,003
      21,021   CTS CORPORATION                                                                   115,826
       9,666   CUBIC CORPORATION                                                                 262,915
      18,462   CYMER INCORPORATED+                                                               404,502
      90,305   CYPRESS SEMICONDUCTOR CORPORATION+                                                403,663
      20,223   DIODES INCORPORATED<<+                                                            122,551
      11,203   DIONEX CORPORATION<<+                                                             502,455
      16,743   DSP GROUP INCORPORATED+                                                           134,279
      16,835   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                       114,310
       9,468   EMS TECHNOLOGIES INCORPORATED+                                                    244,937
      26,752   EXAR CORPORATION+                                                                 178,436
      14,287   GREATBATCH INCORPORATED<<+                                                        378,034
      59,249   HARMONIC INCORPORATED+                                                            332,387
      11,962   HITTITE MICROWAVE CORPORATION<<+                                                  352,401
      14,305   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                              49,781
      13,539   LITTELFUSE INCORPORATED+                                                          224,747

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
      19,118   MAGNETEK INCORPORATED+                                                     $       45,883
      14,142   MERCURY COMPUTER SYSTEMS INCORPORATED+                                             89,236
      23,595   METHODE ELECTRONICS INCORPORATED                                                  159,030
      29,986   MICREL INCORPORATED                                                               219,198
      50,550   MICROSEMI CORPORATION+                                                            638,952
      26,649   MOOG INCORPORATED CLASS A+                                                        974,536
       2,988   NATIONAL PRESTO INDUSTRIES INCORPORATED                                           230,076
      12,764   PARK ELECTROCHEMICAL CORPORATION                                                  242,005
      15,940   PERICOM SEMICONDUCTOR+                                                             87,351
      24,523   PLEXUS CORPORATION+                                                               415,665
      20,126   REGAL-BELOIT CORPORATION                                                          764,587
      11,232   ROGERS CORPORATION+                                                               311,913
     103,368   SKYWORKS SOLUTIONS INCORPORATED<<+                                                572,659
      13,876   STANDARD MICROSYSTEMS CORPORATION+                                                226,734
       8,012   SUPERTEX INCORPORATED<<+                                                          192,368
      27,732   SYMMETRICOM INCORPORATED+                                                         109,541
      21,063   SYNAPTICS INCORPORATED<<+                                                         348,803
      25,565   TECHNITROL INCORPORATED                                                            88,966
      41,221   TEKELEC+                                                                          549,888
       8,248   TOLLGRADE COMMUNICATIONS INCORPORATED+                                             39,425
      90,926   TRIQUINT SEMICONDUCTOR INCORPORATED+                                              312,785
      26,695   TTM TECHNOLOGIES INCORPORATED<<+                                                  139,081
       8,719   UNIVERSAL ELECTRONICS INCORPORATED+                                               141,422
      45,280   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                         820,474
      16,922   VIASAT INCORPORATED+                                                              407,482
      12,211   VICOR CORPORATION                                                                  80,715
                                                                                              17,574,289
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.86%
       8,015   CDI CORPORATION                                                                   103,714
       5,803   LANDAUER INCORPORATED                                                             425,360
      11,412   MAXMUS INCORPORATED<<                                                             400,675
      39,238   REGENERON PHARMACEUTICAL INCORPORATED+                                            720,410
      37,338   TETRA TECH INCORPORATED+                                                          901,713
      26,539   WATSON WYATT & COMPANY HOLDINGS                                                 1,269,095
                                                                                               3,820,967
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.42%
      30,234   GRIFFON CORPORATION+                                                              282,083
       8,903   GULF ISLAND FABRICATION INCORPORATED                                              128,292
      21,742   MOBILE MINI INCORPORATED<<+                                                       313,520
      12,300   NCI BUILDING SYSTEMS INCORPORATED+                                                200,490
      23,483   QUANEX BUILDING PRODUCTS CORPORATION                                              220,036
      23,353   SIMPSON MANUFACTURING COMPANY INCORPORATED                                        648,279
      10,926   VALMONT INDUSTRIES INCORPORATED                                                   670,419
      18,230   WATTS WATER TECHNOLOGIES INCORPORATED<<                                           455,203
                                                                                               2,918,322
                                                                                          --------------
FINANCE COMPANIES: 0.02%
      16,838   REWARDS NETWORK INCORPORATED+                                                      43,610
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 1.57%
       6,276   BOSTON BEER COMPANY INCORPORATED<<+                                               178,238
       7,862   CAL-MAINE FOODS INCORPORATED<<                                                    225,639
      51,046   DARLING INTERNATIONAL INCORPORATED+                                               280,243
      10,205   DIAMOND FOODS INCORPORATED                                                        205,631
       8,691   J & J SNACK FOODS CORPORATION<<                                                   311,833
      19,651   LANCE INCORPORATED                                                                450,794
       7,437   PEET'S COFFEE & TEA INCORPORATED<<+                                               172,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
FOOD & KINDRED PRODUCTS (continued)
      10,878   SANDERSON FARMS INCORPORATED                                               $      375,944
      19,664   TREEHOUSE FOODS INCORPORATED+                                                     535,647
      26,751   UNITED NATURAL FOODS INCORPORATED<<+                                              476,703
                                                                                               3,213,582
                                                                                          --------------
FOOD STORES: 0.54%
      18,840   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                              118,127
      19,118   PANERA BREAD COMPANY<<+                                                           998,724
                                                                                               1,116,851
                                                                                          --------------
FOOTWEAR: 0.35%
      51,756   CROCS INCORPORATED<<+                                                              64,177
       8,149   DECKERS OUTDOOR CORPORATION<<+                                                    650,861
                                                                                                 715,038
                                                                                          --------------
FURNITURE & FIXTURES: 0.17%
       7,184   BASSETT FURNITURE INDUSTRIES INCORPORATED                                          24,066
      17,902   ETHAN ALLEN INTERIORS INCORPORATED<<                                              257,252
      32,095   LA-Z-BOY INCORPORATED<<                                                            69,646
                                                                                                 350,964
                                                                                          --------------
GENERAL MERCHANDISE STORES: 0.56%
      24,531   CABELA'S INCORPORATED<<+                                                          143,016
      31,693   CASEY'S GENERAL STORES INCORPORATED<<                                             721,650
      24,920   FRED'S INCORPORATED<<                                                             268,139
      15,845   STEIN MART INCORPORATED+                                                           17,905
                                                                                               1,150,710
                                                                                          --------------
HEALTH SERVICES: 2.74%
      16,832   AMEDISYS INCORPORATED<<+                                                          695,835
      19,614   AMSURG CORPORATION+                                                               457,791
       4,937   CORVEL CORPORATION+                                                               108,515
      19,190   CROSS COUNTRY HEALTHCARE INCORPORATED<<+                                          168,680
      17,544   CRYOLIFE INCORPORATED+                                                            170,352
      20,282   ENZO BIOCHEM INCORPORATED+                                                         99,179
      17,975   GENTIVA HEALTH SERVICES INCORPORATED<<+                                           525,949
      20,961   HEALTHWAYS INCORPORATED+                                                          240,632
      24,535   INTERVAL LEISURE GROUP INCORPORATED+                                              132,244
      20,741   INVENTIV HEALTH INCORPORATED+                                                     239,351
      11,566   LCA-VISION INCORPORATED<<+                                                         47,534
       9,198   LHC GROUP INCORPORATED+                                                           331,128
      25,226   MAGELLAN HEALTH SERVICES INCORPORATED+                                            987,850
      12,221   MEDCATH CORPORATION+                                                              127,587
      13,936   NAUTILUS GROUP INCORPORATED+                                                       30,799
      20,448   ODYSSEY HEALTHCARE INCORPORATED+                                                  189,144
      28,456   PEDIATRIX MEDICAL GROUP INCORPORATED+                                             902,055
      11,267   REHABCARE GROUP INCORPORATED+                                                     170,808
                                                                                               5,625,433
                                                                                          --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.99%
       7,423   4KIDS ENTERTAINMENT INCORPORATED+                                                  14,549
      20,176   ACADIA REALTY TRUST                                                               287,912
      50,102   BIOMED REALTY TRUST INCORPORATED                                                  587,195
      27,742   CEDAR SHOPPING CENTERS INCORPORATED                                               196,413
      29,927   COLONIAL PROPERTIES TRUST                                                         249,292

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      56,154   DIAMONDROCK HOSPITALITY+                                                   $      284,701
      15,634   EASTGROUP PROPERTIES INCORPORATED                                                 556,258
      20,499   ENTERTAINMENT PROPERTIES TRUST                                                    610,870
      36,919   FRANKLIN STREET PROPERTIES CORPORATION                                            544,555
      20,130   HOME PROPERTIES INCORPORATED                                                      817,278
      35,986   INLAND REAL ESTATE CORPORATION                                                    467,098
      20,632   KILROY REALTY CORPORATION                                                         690,347
      21,212   KITE REALTY GROUP TRUST                                                           117,939
      25,586   LASALLE HOTEL PROPERTIES                                                          282,725
      14,427   LTC PROPERTIES INCORPORATED                                                       292,580
      41,368   MEDICAL PROPERTIES TRUST INCORPORATED                                             261,032
      17,579   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                  653,236
      48,871   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                         840,092
       9,535   PARKWAY PROPERTIES INCORPORATED                                                   171,630
      27,553   POST PROPERTIES INCORPORATED                                                      454,625
       9,313   PS BUSINESS PARKS INCORPORATED                                                    415,919
      13,712   SOVRAN SELF STORAGE INCORPORATED                                                  493,632
      19,745   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                      742,807
      13,288   URSTADT BIDDLE PROPERTIES INCORPORATED                                            211,678
                                                                                              10,244,363
                                                                                          --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.07%
      11,568   HAVERTY FURNITURE COMPANIES INCORPORATED<<+                                       107,929
      19,116   TUESDAY MORNING CORPORATION<<+                                                     31,159
                                                                                                 139,088
                                                                                          --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
      13,157   MARCUS CORPORATION                                                                213,538
       7,137   MONARCH CASINO & RESORT INCORPORATED+                                              83,146
                                                                                                 296,684
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.22%
      35,032   ACTUANT CORPORATION CLASS A                                                       666,309
      12,295   ASTEC INDUSTRIES INCORPORATED+                                                    385,202
      64,260   AXCELIS TECHNOLOGIES INCORPORATED+                                                 32,773
      10,933   BLACK BOX CORPORATION                                                             285,570
      31,062   BRIGGS & STRATTON CORPORATION<<                                                   546,381
      39,644   BROOKS AUTOMATION INCORPORATED+                                                   230,332
       5,278   CASCADE CORPORATION                                                               157,601
      18,736   DRIL-QUIP INCORPORATED<<+                                                         384,275
      12,643   ENPRO INDUSTRIES INCORPORATED+                                                    272,330
      32,260   GARDNER DENVER INCORPORATED+                                                      752,948
      30,427   INTERMEC INCORPORATED+                                                            404,071
      13,591   INTEVAC INCORPORATED+                                                              68,906
      17,175   JOHN BEAN TECHNOLOGIES CORPORATION                                                140,320
      21,358   KAYDON CORPORATION                                                                733,647
      33,436   KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                         56,841
      29,346   LENNOX INTERNATIONAL INCORPORATED                                                 947,582
       7,639   LINDSAY MANUFACTURING COMPANY<<                                                   242,844
       9,263   LUFKIN INDUSTRIES INCORPORATED                                                    319,574
      50,124   MICROS SYSTEMS INCORPORATED+                                                      818,024
      12,622   NATCO GROUP INCORPORATED+                                                         191,602
      21,992   NETGEAR INCORPORATED+                                                             250,929
      31,049   OIL STATES INTERNATIONAL INCORPORATED+                                            580,306
      21,642   ROBBINS & MYERS INCORPORATED                                                      349,951
      16,467   SCANSOURCE INCORPORATED+                                                          317,319
      22,146   TORO COMPANY<<                                                                    730,818
      14,643   ULTRATECH INCORPORATED+                                                           175,130

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      17,661   WATSCO INCORPORATED<<                                                      $      678,182
                                                                                              10,719,767
                                                                                          --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.04%
      24,746   NATIONAL FINANCIAL PARTNERS CORPORATION<<+                                         75,228
                                                                                          --------------
INSURANCE CARRIERS: 4.64%
       5,022   AMERICAN PHYSICIANS CAPITAL INCORPORATED                                          241,558
      33,027   AMERIGROUP CORPORATION<<+                                                         974,957
      11,749   AMERISAFE INCORPORATED+                                                           241,207
      23,888   CATALYST HEALTH SOLUTIONS INCORPORATED+                                           581,673
      26,754   CENTENE CORPORATION+                                                              527,321
      25,732   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                       474,498
      31,024   HEALTHSPRING INCORPORATED+                                                        619,549
       8,928   INFINITY PROPERTY & CASUALTY CORPORATION                                          417,205
       8,731   MOLINA HEALTHCARE INCORPORATED<<+                                                 153,753
      13,462   PRESIDENTIAL LIFE CORPORATION                                                     133,139
      20,893   PROASSURANCE CORPORATION+                                                       1,102,733
      11,083   RLI CORPORATION                                                                   677,836
      10,170   SAFETY INSURANCE GROUP INCORPORATED                                               387,070
      32,905   SELECTIVE INSURANCE GROUP INCORPORATED                                            754,512
      11,321   STEWART INFORMATION SERVICES CORPORATION<<                                        265,930
       8,265   THE NAVIGATORS GROUP INCORPORATED+                                                453,831
      12,645   TOWER GROUP INCORPORATED                                                          356,715
      14,015   UNITED FIRE & CASUALTY COMPANY                                                    435,446
      23,231   ZENITH NATIONAL INSURANCE CORPORATION                                             733,403
                                                                                               9,532,336
                                                                                          --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.28%
      31,864   GEO GROUP INCORPORATED+                                                           574,508
                                                                                          --------------
LEATHER & LEATHER PRODUCTS: 0.30%
      26,392   BROWN SHOE COMPANY INCORPORATED                                                   223,540
      12,001   GENESCO INCORPORATED+                                                             203,057
      16,734   K-SWISS INCORPORATED                                                              190,768
                                                                                                 617,365
                                                                                          --------------
LEGAL SERVICES: 0.09%
       4,708   PRE-PAID LEGAL SERVICES INCORPORATED<<+                                           175,561
                                                                                          --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.33%
       6,587   DELTIC TIMBER CORPORATION<<                                                       301,355
       4,238   SKYLINE CORPORATION                                                                84,718
      10,467   UNIVERSAL FOREST PRODUCTS<<                                                       281,667
                                                                                                 667,740
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.33%
      13,647   ABAXIS INCORPORATED<<+                                                            218,761
      45,703   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                   410,870
       8,255   ANALOGIC CORPORATION                                                              225,196
      16,604   ARTHROCARE CORPORATION<<+                                                          79,201
       5,720   AXSYS TECHNOLOGIES INCORPORATED+                                                  313,799
      14,502   COHU INCORPORATED                                                                 176,199
      18,097   CONMED CORPORATION+                                                               433,242
      28,063   COOPER COMPANIES INCORPORATED                                                     460,233
      14,469   CYBERONICS INCORPORATED+                                                          239,751
       8,329   DATASCOPE CORPORATION                                                             435,107

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
   (continued)
      18,480   ESTERLINE TECHNOLOGIES CORPORATION+                                        $      700,207
      10,410   FARO TECHNOLOGIES INCORPORATED<<+                                                 175,513
      23,156   FEI COMPANY<<+                                                                    436,722
      27,830   FOSSIL INCORPORATED+                                                              464,761
      15,771   HAEMONETICS CORPORATION+                                                          891,062
       7,884   ICU MEDICAL INCORPORATED+                                                         261,276
      15,143   II-VI INCORPORATED+                                                               289,080
      12,239   INTEGRA LIFESCIENCES HOLDINGS<<+                                                  435,341
      55,804   ION GEOPHYSICAL CORPORATION+                                                      191,408
      21,497   ITRON INCORPORATED<<+                                                           1,370,219
       8,538   KEITHLEY INSTRUMENTS INCORPORATED                                                  31,164
       7,244   KENSEY NASH CORPORATION+                                                          140,606
      42,277   KOPIN CORPORATION+                                                                 86,245
      21,063   MENTOR CORPORATION                                                                651,479
      25,139   MERIDIAN DIAGNOSTICS INCORPORATED<<                                               640,290
      17,495   MERIT MEDICAL SYSTEMS INCORPORATED+                                               313,685
      30,643   MKS INSTRUMENTS INCORPORATED+                                                     453,210
      10,556   MTS SYSTEMS CORPORATION                                                           281,212
      17,447   NATUS MEDICAL INCORPORATED+                                                       225,939
      22,452   NEWPORT CORPORATION+                                                              152,225
      11,175   OSTEOTECH INCORPORATED+                                                            18,886
      11,316   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                        130,473
      19,119   RUDOLPH TECHNOLOGIES INCORPORATED+                                                 67,490
      16,564   SONIC SOLUTIONS<<+                                                                 29,153
      22,343   SYMMETRY MEDICAL INCORPORATED+                                                    178,074
      22,367   TELEDYNE TECHNOLOGIES INCORPORATED+                                               996,450
      20,731   THERAGENICS CORPORATION+                                                           24,255
      20,071   VEECO INSTRUMENTS INCORPORATED<<+                                                 127,250
      13,133   ZOLL MEDICAL CORPORATION<<+                                                       248,082
                                                                                              13,004,116
                                                                                          --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.50%
      20,046   INVACARE CORPORATION                                                              311,114
      37,732   PSS WORLD MEDICAL INCORPORATED+                                                   710,116
                                                                                               1,021,230
                                                                                          --------------
METAL FABRICATE, HARDWARE: 0.14%
      10,536   CIRCOR INTERNATIONAL INCORPORATED                                                 289,740
                                                                                          --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.14%
      14,035   AMCOL INTERNATIONAL CORPORATION<<                                                 294,033
                                                                                          --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.97%
      44,394   CENTRAL GARDEN & PET COMPANY CLASS A+                                             261,925
      21,292   DAKTRONICS INCORPORATED<<                                                         199,293
      38,557   HILLENBRAND INCORPORATED                                                          643,131
      17,161   JAKKS PACIFIC INCORPORATED+                                                       354,031
      10,385   LYDALL INCORPORATED+                                                               59,714
      10,753   RC2 CORPORATION+                                                                  114,735
      10,493   RUSS BERRIE & COMPANY INCORPORATED+                                                31,164
      34,635   SHUFFLE MASTER INCORPORATED+                                                      171,790
       7,805   STANDEX INTERNATIONAL CORPORATION                                                 154,851
                                                                                               1,990,634
                                                                                          --------------
MISCELLANEOUS RETAIL: 1.28%
      13,420   BIG 5 SPORTING GOODS CORPORATION                                                   69,918
       9,035   BLUE NILE INCORPORATED<<+                                                         221,267
      18,094   CASH AMERICA INTERNATIONAL INCORPORATED                                           494,871
      17,790   HIBBETT SPORTS INCORPORATED+                                                      279,481

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
MISCELLANEOUS RETAIL (continued)
      24,537   HSN INCORPORATED+                                                          $      178,384
      15,831   JO ANN STORES INCORPORATED<<+                                                     245,222
      11,259   NORTH AMERICAN WATCH CORPORATION                                                  105,722
      18,454   NUTRI SYSTEM INCORPORATED<<                                                       269,244
      47,366   OFFICEMAX INCORPORATED+                                                           361,876
      14,674   PETMED EXPRESS INCORPORATED+                                                      258,703
       8,865   STAMPS.COM INCORPORATED+                                                           87,143
      19,884   ZALE CORPORATION<<+                                                                66,214
                                                                                               2,638,045
                                                                                          --------------
MOTION PICTURES: 0.10%
      18,970   AVID TECHNOLOGY INCORPORATED<<+                                                   206,963
                                                                                          --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.56%
      15,768   ARKANSAS BEST CORPORATION<<                                                       474,774
      18,050   FORWARD AIR CORPORATION                                                           438,074
      34,778   HEARTLAND EXPRESS INCORPORATED<<                                                  548,101
      32,681   LANDSTAR SYSTEM INCORPORATED                                                    1,255,931
      17,205   OLD DOMINION FREIGHT LINE INCORPORATED+                                           489,654
                                                                                               3,206,534
                                                                                          --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.43%
      16,019   FINANCIAL FEDERAL CORPORATION                                                     372,762
      16,047   FIRST CASH FINANCIAL SERVICES INCORPORATED<<+                                     305,856
      10,100   WORLD ACCEPTANCE CORPORATION<<+                                                   199,576
                                                                                                 878,194
                                                                                          --------------
OIL & GAS EXTRACTION: 1.86%
      34,738   ATWOOD OCEANICS INCORPORATED+                                                     530,797
      14,490   BASIC ENERGY SERVICES INCORPORATED<<+                                             188,950
       9,267   PETROLEUM DEVELOPMENT CORPORATION+                                                223,057
      27,044   PETROQUEST ENERGY INCORPORATED<<+                                                 182,817
      31,171   PIONEER DRILLING COMPANY+                                                         173,622
      12,456   SEACOR HOLDINGS INCORPORATED<<+                                                   830,192
      38,782   ST. MARY LAND & EXPLORATION COMPANY                                               787,662
      21,632   STONE ENERGY CORPORATION+                                                         238,385
      10,296   SUPERIOR WELL SERVICES+                                                           102,960
      19,240   SWIFT ENERGY COMPANY+                                                             323,424
      46,784   TETRA TECHNOLOGIES INCORPORATED+                                                  227,370
                                                                                               3,809,236
                                                                                          --------------
PAPER & ALLIED PRODUCTS: 0.81%
      24,097   BUCKEYE TECHNOLOGIES INCORPORATED+                                                 87,713
       7,038   CLEARWATER PAPER CORPORATION+                                                      59,049
       9,100   NEENAH PAPER INCORPORATED                                                          80,444
      23,844   ROCK-TENN COMPANY CLASS A                                                         814,988
       9,604   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                     192,272
       7,894   STANDARD REGISTER COMPANY                                                          70,493
      30,429   WAUSAU PAPER CORPORATION                                                          348,108
                                                                                               1,653,067
                                                                                          --------------
PERSONAL SERVICES: 0.41%
      17,615   COINSTAR INCORPORATED+                                                            343,669
      11,827   G & K SERVICES INCORPORATED CLASS A                                               239,142

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
PERSONAL SERVICES (continued)
       8,918   UNIFIRST CORPORATION                                                              264,775
                                                                                                 847,586
                                                                                          --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.78%
      26,355   HEADWATERS INCORPORATED<<+                                                 $      177,896
      25,407   HOLLY CORPORATION                                                                 463,170
      10,289   WD-40 COMPANY                                                                     291,076
      18,244   WORLD FUEL SERVICES CORPORATION                                                   675,028
                                                                                               1,607,170
                                                                                          --------------
PHARMACEUTICALS: 0.50%
       8,327   KENDLE INTERNATIONAL INCORPORATED<<+                                              214,170
      29,505   SAVIENT PHARMACEUTICALS INCORPORATED<<+                                           170,834
      49,069   VIROPHARMA INCORPORATED<<+                                                        638,878
                                                                                               1,023,882
                                                                                          --------------
PRIMARY METAL INDUSTRIES: 1.87%
      28,990   BELDEN CDT INCORPORATED                                                           605,311
      12,653   BRUSH ENGINEERED MATERIALS INCORPORATED+                                          160,946
      22,940   CENTURY ALUMINUM COMPANY+                                                         229,400
      28,047   CURTISS-WRIGHT CORPORATION                                                        936,489
      16,829   GIBRALTAR INDUSTRIES INCORPORATED                                                 200,938
      23,160   MUELLER INDUSTRIES INCORPORATED                                                   580,853
       5,621   OLYMPIC STEEL INCORPORATED                                                        114,500
      14,341   RTI INTERNATIONAL METALS INCORPORATED+                                            205,220
      17,172   TEXAS INDUSTRIES INCORPORATED<<                                                   592,434
      12,051   TREDEGAR CORPORATION                                                              219,087
                                                                                               3,845,178
                                                                                          --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.16%
      10,982   AH BELO CORPORATION                                                                23,941
      16,822   BOWNE & COMPANY INCORPORATED                                                       98,913
       6,951   CONSOLIDATED GRAPHICS INCORPORATED+                                               157,371
      18,122   EW SCRIPPS COMPANY+                                                                40,050
                                                                                                 320,275
                                                                                          --------------
REAL ESTATE: 0.22%
      22,262   FORESTAR REAL ESTATE GROUP INCORPORATED+                                          211,934
      19,140   MERITAGE CORPORATION<<+                                                           232,934
                                                                                                 444,868
                                                                                          --------------
REAL ESTATE INVESTMENT TRUST (REIT): 1.09%
      53,316   EXTRA SPACE STORAGE INCORPORATED<<                                                550,221
      45,684   LEXINGTON CORPORATE PROPERTIES TRUST                                              228,420
      24,576   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                       183,091
      71,420   SENIOR HOUSING PROPERTIES TRUST                                                 1,279,846
                                                                                               2,241,578
                                                                                          --------------
RESTAURANTS: 0.14%
      11,116   BUFFALO WILD WINGS INCORPORATED+                                                  285,125
                                                                                          --------------
RETAIL, TRADE & SERVICES: 0.21%
      32,219   MEN'S WEARHOUSE INCORPORATED<<                                                    436,245
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.51%
      16,296   A. SCHULMAN INCORPORATED                                                          277,032
      20,401   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                       770,546
                                                                                               1,047,578
                                                                                          --------------
S&L THRIFTS-SOUTHERN US: 0.09%
      67,917   GUARANTY FINANCIAL GROUP INCORPORATED<<+                                   $      177,263
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.63%
      11,321   GREENHILL & COMPANY INCORPORATED                                                  789,866
      26,952   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                         612,349
      32,739   LABRANCHE & COMPANY INCORPORATED+                                                 156,820
      26,541   OPTIONSXPRESS HOLDINGS INCORPORATED                                               354,588
       9,393   PIPER JAFFRAY COMPANIES INCORPORATED+                                             373,466
      15,996   STIFEL FINANCIAL CORPORATION+                                                     733,417
      17,117   SWS GROUP INCORPORATED                                                            324,367
                                                                                               3,344,873
                                                                                          --------------
SOCIAL SERVICES: 0.12%
      15,971   RES-CARE INCORPORATED+                                                            239,884
                                                                                          --------------
SOFTWARE: 0.18%
      22,165   EPIQ SYSTEMS INCORPORATED+                                                        370,377
                                                                                          --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.73%
      17,356   APOGEE ENTERPRISES INCORPORATED                                                   179,808
      14,481   CABOT MICROELECTRONICS CORPORATION+                                               377,520
      12,658   CARBO CERAMICS INCORPORATED                                                       449,739
      27,153   EAGLE MATERIALS INCORPORATED<<                                                    499,887
                                                                                               1,506,954
                                                                                          --------------
TEXTILE MILL PRODUCTS: 0.53%
      16,584   ALBANY INTERNATIONAL CORPORATION CLASS A                                          212,275
      35,016   INTERFACE INCORPORATED                                                            162,474
       8,499   OXFORD INDUSTRIES INCORPORATED                                                     74,536
      30,517   WOLVERINE WORLD WIDE INCORPORATED                                                 642,078
                                                                                               1,091,363
                                                                                          --------------
TEXTILES - PRODUCTS: 0.17%
      36,347   ICONIX BRAND GROUP INCORPORATED<<+                                                355,474
                                                                                          --------------
TOBACCO PRODUCTS: 0.08%
      55,476   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                          163,099
                                                                                          --------------
TRANSPORTATION BY AIR: 0.61%
       6,660   AIR METHODS CORPORATION+                                                          106,493
      18,147   BRISTOW GROUP INCORPORATED<<+                                                     486,158
      35,564   SKYWEST INCORPORATED                                                              661,490
                                                                                               1,254,141
                                                                                          --------------
TRANSPORTATION EQUIPMENT: 2.27%
      24,160   AAR CORPORATION+                                                                  444,786
       7,445   ARCTIC CAT INCORPORATED                                                            35,662
      12,649   ATC TECHNOLOGY CORPORATION+                                                       185,055
      54,676   BRUNSWICK CORPORATION<<                                                           230,186
      31,663   CLARCOR INCORPORATED                                                            1,050,578
      30,530   GENCORP INCORPORATED+                                                             112,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
TRANSPORTATION EQUIPMENT (continued)
      14,535   GROUP 1 AUTOMOTIVE INCORPORATED                                                   156,542
      14,358   HORNBECK OFFSHORE+                                                                234,610
      36,672   ORBITAL SCIENCES CORPORATION+                                                     716,204
      20,198   POLARIS INDUSTRIES INCORPORATED<<                                                 578,673
      20,382   SPARTAN MOTORS INCORPORATED<<                                                      96,407
       7,460   STANDARD MOTOR PRODUCTS INCORPORATED                                               25,812
      14,467   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                    152,193
      10,339   TRIUMPH GROUP INCORPORATED                                                        438,994
      19,144   WABASH NATIONAL CORPORATION+                                                       86,148
      18,128   WINNEBAGO INDUSTRIES INCORPORATED<<+                                              109,312
                                                                                               4,653,512
                                                                                          --------------
TRANSPORTATION SERVICES: 0.30%
      23,477   HUB GROUP INCORPORATED CLASS A+                                                   622,845
                                                                                          --------------
WATER TRANSPORTATION: 0.44%
      33,330   KIRBY CORPORATION+                                                                911,909
                                                                                          --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.63%
      10,876   GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                      420,901
      25,222   HAIN CELESTIAL GROUP INCORPORATED<<+                                              481,488
      17,578   MYERS INDUSTRIES INCORPORATED                                                     140,624
       7,980   NASH FINCH COMPANY<<                                                              358,222
       7,338   PERRY ELLIS INTERNATIONAL INCORPORATED+                                            46,523
       9,958   SCHOOL SPECIALTY INCORPORATED<<+                                                  190,397
      13,773   SPARTAN STORES INCORPORATED<<                                                     320,222
      11,349   THE ANDERSONS INCORPORATED                                                        187,032
      19,888   TRACTOR SUPPLY COMPANY<<+                                                         718,752
      14,678   UNITED STATIONERS INCORPORATED+                                                   491,566
                                                                                               3,355,727
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 2.06%
      10,308   A.M. CASTLE & COMPANY                                                             111,636
      22,699   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                      429,465
      26,784   BARNES GROUP INCORPORATED                                                         388,368
      15,828   DIGI INTERNATIONAL INCORPORATED+                                                  128,365
      28,426   INSIGHT ENTERPRISES INCORPORATED+                                                 196,139
      15,877   KAMAN CORPORATION CLASS A                                                         287,850
      35,638   KNIGHT TRANSPORTATION INCORPORATED                                                574,485
       2,603   LAWSON PRODUCTS INCORPORATED                                                       59,479
       7,553   MWI VETERINARY SUPPLY INCORPORATED+                                               203,629
      25,802   OWENS & MINOR INCORPORATED                                                        971,445
      27,777   PEP BOYS-MANNY, MOE & JACK<<                                                      114,719
      29,893   POOL CORPORATION<<                                                                537,168
      18,350   TYLER TECHNOLOGIES INCORPORATED<<+                                                219,841
                                                                                               4,222,589
                                                                                          --------------
TOTAL COMMON STOCKS (COST $283,136,396)                                                      204,858,335
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 20.57%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.04%
   2,071,312   AIM STIT-LIQUID ASSETS PORTFOLIO                                                2,071,312
   2,071,312   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                    2,071,312
   2,071,312   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                      2,071,312
   2,071,312   DWS MONEY MARKET SERIES INSTITUTIONAL                                           2,071,312
                                                                                               8,285,248
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

  PRINCIPAL               SECURITY NAME                   INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 16.53%
$    757,797   AMSTEL FUNDING CORPORATION++                        1.70%    01/13/2009    $      757,368
     631,498   ANTALIS US FUNDING CORPORATION++                    1.20     01/15/2009           631,203
     161,916   ANTALIS US FUNDING CORPORATION++                    1.30     01/12/2009           161,852
   3,561,646   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $3,561,662)                                      0.08%     01/02/2009        3,561,646
     202,079   BANK OF IRELAND                                     0.15      01/02/2009          202,079
     757,797   BARTON CAPITAL CORPORATION++                        0.25      01/06/2009          757,771
     757,797   CANCARA ASSET SECURITIZATION LIMITED++              0.90      01/09/2009          757,646
     164,189   CHARIOT FUNDING LLC++                               0.28      01/05/2009          164,184
     644,903   CHEYNE FINANCE LLC+++/-(A)(I)####                   0.00      02/25/2008           10,641
     496,510   CHEYNE FINANCE LLC+++/-(A)(I)####                   0.00      05/19/2008            8,192
     808,317   CONCORD MINUTEMAN CAPITAL COMPANY++                 1.15      01/15/2009          807,955
   1,957,642   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY US
                  TREASURY SECURITIES (MATURITY VALUE
                  $1,957,643)                                      0.01      01/02/2009        1,957,642
   3,005,928   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $3,005,945                                       0.10      01/02/2009        3,005,928
     776,742   DEXIA CREDIT LOCAL DE FRANCE SA                     0.90      01/02/2009          776,742
     884,097   E.ON AG++                                           0.95      01/20/2009          883,653
     404,158   FALCON ASSET SECURITIZATION
                  CORPORATION++                                    0.55      01/12/2009          404,091
   3,005,928   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $3,005,938)                                      0.06      01/02/2009        3,005,928
   2,384,962   GRYPHON FUNDING LIMITED(A)(I)                       0.00      08/23/2009          998,584
   1,869,233   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $1,869,238)                                      0.05      01/02/2009        1,869,233
     808,317   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                        1.40      01/14/2009          807,908
     808,317   LEXINGTON PARKER CAPITAL++                          1.15      01/15/2009          807,955
     833,577   LLOYDS TSB BK PLC LONDON                            0.30      01/02/2009          833,577
     757,797   METLIFE SHORT TERM FUNDING LLC++                    0.70      01/12/2009          757,635
     757,797   MONT BLANC CAPITAL CORPORATION++                    1.00      01/12/2009          757,566
   3,005,928   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY
                  VALUE $3,005,935)                                0.04      01/02/2009        3,005,928
     707,277   PARK AVENUE RECEIVABLES COMPANY LLC++               0.35      01/12/2009          707,202
     505,198   PRUDENTIAL PLC++                                    1.25      01/14/2009          504,970
     176,819   PRUDENTIAL PLC                                      1.35      01/12/2009          176,746
     126,300   PRUDENTIAL PLC                                      2.00      01/12/2009          126,222
     757,797   REGENCY MARKETS #1 LLC++                            0.90      01/12/2009          757,589
     379,732   TICONDEROGA MASTER FUNDING
                  LIMITED++                                        0.30      01/06/2009          379,716
     858,837   UNICREDITO ITALIANO NY                              3.15      01/05/2009          859,018
     927,851   VICTORIA FINANCE LLC+++/-(A)(I)####                 0.11      07/28/2008          501,040
     538,818   VICTORIA FINANCE LLC+++/-(A)(I)####                 0.14      08/07/2008          290,962
     660,806   VICTORIA FINANCE LLC+++/-(A)(I)####                 1.43      04/03/2008          356,835
   1,072,668   VICTORIA FINANCE LLC+++/-(A)(I)####                 1.44      02/15/2008          579,241
     996,002   WHITE PINE FINANCE LLC+++/-(A)(I)####               1.39      02/22/2008          881,363
     126,300   WINDMILL FUNDING CORPORATION++                      0.35      01/07/2009          126,292
                                                                                              33,940,103
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,082,885)                                    42,225,351
                                                                                          --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.09%
   3,738,593   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                    3,738,593
                                                                                          --------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.27%
$    195,000   US TREASURY BILL###                                 0.79      05/07/2009          194,960
     360,000   US TREASURY BILL###                                 0.97      05/07/2009          359,926
                                                                                                 554,886
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,291,858)                                                 4,293,479
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

                                                                                               VALUE
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $332,511,139)*                             122.44%                                  $  251,377,165
OTHER ASSETS AND LIABILITIES, NET                (22.44)                                     (46,076,263)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  205,300,902
                                                 ------                                   --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,738,593.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.58%
AMUSEMENT & RECREATION SERVICES: 0.90%
     125,80    BALLY TECHNOLOGIES INCORPORATED+                                           $    3,022,974
                                                                                          --------------
APPAREL & ACCESSORY STORES: 0.65%
     736,600   WET SEAL INCORPORATED CLASS A+                                                  2,187,702
                                                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.41%
     217,400   G-III APPAREL GROUP LIMITED+                                                    1,389,186
                                                                                          --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.96%
     118,500   COPART INCORPORATED                                                             3,222,015
                                                                                          --------------
BUSINESS SERVICES: 16.46%
     652,000   BPZ RESOURCES INCORPORATED+<<                                                   4,172,800
     222,000   BRINK'S HOME SECURITY HOLDINGS+                                                 4,866,240
      68,300   CACI INTERNATIONAL INCORPORATED CLASS A+<<                                      3,079,647
     138,600   COGENT INCORPORATED+                                                            1,880,802
     331,000   COMMVAULT SYSTEMS INCORPORATED+<<                                               4,438,710
     122,300   CONCUR TECHNOLOGIES INCORPORATED+<<                                             4,013,886
      48,600   HURON CONSULTING GROUP INCORPORATED+                                            2,783,322
     212,124   MONSTER WORLDWIDE INCORPORATED+<<                                               2,564,579
     105,500   OMNICELL INCORPORATED+                                                          1,288,155
     348,300   PHASE FORWARD INCORPORATED+                                                     4,360,716
     270,500   QUEST SOFTWARE INCORPORATED+                                                    3,405,595
     585,900   SKILLSOFT PLC ADR+                                                              4,183,326
     143,900   SRA INTERNATIONAL INCORPORATED CLASS A+                                         2,482,275
     575,200   SUCCESSFACTORS INCORPORATED+<<                                                  3,301,648
     295,100   TALEO CORPORATION CLASS A+                                                      2,310,633
     321,200   TELETECH HOLDINGS INCORPORATED+                                                 2,682,020
     251,100   ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                         3,666,060
                                                                                              55,480,414
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 5.41%
     227,700   ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                         5,631,021
     233,800   CRUCELL NV ADR+<<                                                               3,542,070
     206,300   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                   3,901,133
     369,400   NOVEN PHARMACEUTICALS INCORPORATED+                                             4,063,400
     245,100   SOLUTIA INCORPORATED+                                                           1,102,950
                                                                                              18,240,574
                                                                                          --------------
COMMUNICATIONS: 3.35%
     251,100   NEUSTAR INCORPORATED CLASS A+                                                   4,803,543
     399,100   NEUTRAL TANDEM INCORPORATION+                                                   6,473,402
                                                                                              11,276,945
                                                                                          --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.56%
     246,100   MATRIX SERVICE COMPANY+                                                         1,887,587
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 2.61%
     171,980   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                  1,176,343
      85,400   PRIVATEBANCORP INCORPORATED<<                                                   2,772,084
     169,200   SIGNATURE BANK+                                                                 4,854,348
                                                                                               8,802,775
                                                                                          --------------
EATING & DRINKING PLACES: 1.20%
     521,200   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                         4,039,300
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
EDUCATIONAL SERVICES: 0.88%
     182,200   CORINTHIAN COLLEGES INCORPORATED+<<                                        $    2,982,614
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.73%
     567,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                    1,713,246
   1,174,000   ATMEL CORPORATION+<<                                                            3,674,620
     445,200   MACROVISION SOLUTIONS CORPORATION+                                              5,631,780
     164,200   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                           3,614,042
     325,500   OSI SYSTEMS INCORPORATED+                                                       4,508,175
     615,100   PMC-SIERRA INCORPORATED+                                                        2,989,386
     300,420   POLYCOM INCORPORATED+<<                                                         4,058,674
     204,835   SILICON LABORATORIES INCORPORATED+<<                                            5,075,811
     412,880   TESSERA TECHNOLOGIES INCORPORATED+                                              4,905,014
                                                                                              36,170,748
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.68%
      68,400   GEN-PROBE INCORPORATED+                                                         2,930,256
      64,100   ICF INTERNATIONAL INCORPORATED+<<                                               1,574,937
     330,900   ISIS PHARMACEUTICALS INCORPORATED+<<                                            4,692,162
      48,500   MYRIAD GENETICS INCORPORATED+                                                   3,213,610
                                                                                              12,410,965
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.10%
     181,240   SHAW GROUP INCORPORATED+                                                        3,709,983
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 2.29%
      79,000   HANSEN NATURAL CORPORATION+<<                                                   2,648,870
     284,100   UNITED NATURAL FOODS INCORPORATED+<<                                            5,062,662
                                                                                               7,711,532
                                                                                          --------------
GENERAL MERCHANDISE STORES: 0.91%
     282,000   99 CENTS ONLY STORES+<<                                                         3,082,260
                                                                                          --------------
HEALTH SERVICES: 3.38%
     214,800   CARDIONET INCORPORATED+                                                         5,294,820
     122,200   GENOPTIX INCORPORATED+                                                          4,164,576
     113,900   IPC THE HOSPITALIST COMPANY+                                                    1,916,937
                                                                                              11,376,333
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.49%
     785,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                    2,199,680
     342,700   DATA DOMAIN INCORPORATED+<<                                                     6,442,760
      93,400   KAYDON CORPORATION                                                              3,208,290
     317,500   NUANCE COMMUNICATIONS INCORPORATED+<<                                           3,289,300
                                                                                              15,140,030
                                                                                          --------------
INSURANCE CARRIERS: 2.03%
      44,700   ENSTAR GROUP LIMITED+                                                           2,643,558
     161,000   VALIDUS HOLDINGS LIMITED                                                        4,211,760
                                                                                               6,855,318
                                                                                          --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.37%
     797,900   SUNOPTA INCORPORATED+<<                                                         1,252,703
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 8.84%
     490,700   CELERA CORPORATION+                                                        $    5,461,491
     471,708   INFINERA CORPORATION+<<                                                         4,226,504
     254,700   SONOSITE INCORPORATED+<<                                                        4,859,676
     195,800   THORATEC CORPORATION+                                                           6,361,542
     124,100   VARIAN INCORPORATED+                                                            4,158,591
     230,945   WRIGHT MEDICAL GROUP INCORPORATED+                                              4,718,206
                                                                                              29,786,010
                                                                                          --------------
MEDICAL PRODUCTS: 1.17%
   1,417,300   ATS MEDICAL INCORPORATED+                                                       3,940,094
                                                                                          --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.56%
     536,700   LEAPFROG ENTERPRISES INCORPORATED+                                              1,878,450
                                                                                          --------------
MISCELLANEOUS REPAIR SERVICES: 1.07%
     237,700   DYNCORP INTERNATIONAL INCORPORATED+                                             3,605,909
                                                                                          --------------
MISCELLANEOUS RETAIL: 1.30%
     311,300   DICK'S SPORTING GOODS INCORPORATED+<<                                           4,392,443
                                                                                          --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.57%
     335,300   HEARTLAND EXPRESS INCORPORATED<<                                                5,284,328
                                                                                          --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.73%
     532,411   CAPITALSOURCE INCORPORATED<<                                                    2,459,739
                                                                                          --------------
OIL & GAS EXTRACTION: 5.23%
     179,400   CONCHO RESOURCES INCORPORATED+<<                                                4,093,908
     124,900   CONTINENTAL RESOURCES INCORPORATED+<<                                           2,586,679
     294,400   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                    2,131,456
     166,900   ROWAN COMPANIES INCORPORATED                                                    2,653,710
     484,100   TESCO CORPORATION+                                                              3,456,474
     321,400   WILLBROS GROUP INCORPORATED+<<                                                  2,722,258
                                                                                              17,644,485
                                                                                          --------------
PERSONAL SERVICES: 2.31%
     303,600   COINSTAR INCORPORATED+                                                          5,923,236
     226,400   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+<<                                1,874,592
                                                                                               7,797,828
                                                                                          --------------
PHARMACEUTICALS: 0.40%
      52,800   KENDLE INTERNATIONAL INCORPORATED+<<                                            1,358,016
                                                                                          --------------
PRIMARY METAL INDUSTRIES: 0.45%
      61,500   HAYNES INTERNATIONAL INCORPORATED+                                              1,514,130
                                                                                          --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.01%
     296,800   JARDEN CORPORATION+                                                             3,413,200
                                                                                          --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.69%
     105,500   LEGG MASON INCORPORATED                                                         2,311,505
                                                                                          --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.48%
      61,800   CABOT MICROELECTRONICS CORPORATION+                                             1,611,126
                                                                                          --------------
TEXTILE MILL PRODUCTS: 0.94%
     268,300   GILDAN ACTIVEWEAR INCORPORATED+<<                                               3,155,208
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
TRANSPORTATION BY AIR: 2.29%
     183,000   AIR METHODS CORPORATION+                                                   $    2,926,170
      91,300   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                      1,725,570
     169,400   CONTINENTAL AIRLINES INCORPORATED CLASS B+                                      3,059,364
                                                                                               7,711,104
                                                                                          --------------
TRANSPORTATION EQUIPMENT: 0.56%
     103,900   FREIGHTCAR AMERICA INCORPORATED                                                 1,898,253
                                                                                          --------------
TRANSPORTATION SERVICES: 1.72%
     218,400   HUB GROUP INCORPORATED CLASS A+<<                                               5,794,152
                                                                                          --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.50%
      77,700   HERBALIFE LIMITED                                                               1,684,536
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 3.39%
     223,700   KAMAN CORPORATION CLASS A                                                       4,055,681
     285,400   TECH DATA CORPORATION+                                                          5,091,536
     161,500   TITAN MACHINERY INCORPORATED+                                                   2,270,690
                                                                                              11,417,907
                                                                                          --------------
TOTAL COMMON STOCKS (COST $420,638,039)                                                      328,900,381
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 14.72%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.89%
   2,432,891   AIM STIT-LIQUID ASSETS PORTFOLIO                                                2,432,891
   2,432,891   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                    2,432,891
   2,432,891   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                      2,432,891
   2,432,891   DWS MONEY MARKET SERIES INSTITUTIONAL                                           2,432,891
                                                                                               9,731,564
                                                                                          --------------

  PRINCIPAL                                               INTEREST RATE   MATURITY DATE
------------                                              -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.83%
$    890,082   AMSTEL FUNDING CORPORATION++                    1.70%         01/13/2009          889,578
     741,735   ANTALIS US FUNDING CORPORATION++                1.20          01/15/2009          741,389
     190,181   ANTALIS US FUNDING CORPORATION++                1.30          01/12/2009          190,105
   4,183,385   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $4,183,404)                                  0.08          01/02/2009        4,183,385
     237,355   BANK OF IRELAND                                 0.15          01/02/2009          237,355
     890,082   BARTON CAPITAL CORPORATION++                    0.25          01/06/2009          890,051
     890,082   CANCARA ASSET SECURITIZATION LIMITED++          0.90          01/09/2009          889,904
     192,851   CHARIOT FUNDING LLC++                           0.28          01/05/2009          192,845
     757,481   CHEYNE FINANCE LLC+++/-(A)(I)####               0.00          02/25/2008           12,498
     583,183   CHEYNE FINANCE LLC+++/-(A)(I)####               0.00          05/19/2008            9,623
     949,421   CONCORD MINUTEMAN CAPITAL COMPANY++             1.15          01/15/2009          948,996
   2,299,378   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY
                  VALUE $2,299,379)                            0.01          01/02/2009        2,299,378
   3,530,659   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $3,530,679)                                  0.10          01/02/2009        3,530,659
     912,334   DEXIA CREDIT LOCAL DE FRANCE SA                 0.90          01/02/2009          912,334
   1,038,429   E.ON AG++                                       0.95          01/20/2009        1,037,908
     474,710   FALCON ASSET SECURITIZATION
                  CORPORATION++                                0.55          01/12/2009          474,631
   3,530,659   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $3.530.671)                                  0.06          01/02/2009        3,530,659
   2,801,293   GRYPHON FUNDING LIMITED(A)(I)                   0.00          08/23/2009        1,172,902
   2,195,536   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $2,195,542)                                  0.05          01/02/2009        2,195,536
     949,421   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                    1.40          01/14/2009          948,941

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

  PRINCIPAL                  SECURITY NAME                INTEREST RATE   MATURITY DATE        VALUE
------------   ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    949,421   LEXINGTON PARKER CAPITAL++                      1.15%         01/15/2009   $      948,996
     979,090   LLOYDS TSB BK PLC LONDON                        0.30          01/02/2009          979,090
     890,082   METLIFE SHORT TERM FUNDING LLC++                0.70          01/12/2009          889,892
     890,082   MONT BLANC CAPITAL CORPORATION++                1.00          01/12/2009          889,810
   3,530,659   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE
                  $3,530,667)                                  0.04          01/02/2009        3,530,659
     830,743   PARK AVENUE RECEIVABLES COMPANY LLC++           0.35          01/12/2009          830,654
     593,388   PRUDENTIAL PLC++                                1.25          01/14/2009          593,120
     207,686   PRUDENTIAL PLC                                  1.35          01/12/2009          207,600
     148,347   PRUDENTIAL PLC                                  2.00          01/12/2009          148,256
     890,082   REGENCY MARKETS #1 LLC++                        0.90          01/12/2009          889,837
     446,020   TICONDEROGA MASTER FUNDING LIMITED++            0.30          01/06/2009          446,001
   1,008,760   UNICREDITO ITALIANO NY                          3.15          01/05/2009        1,008,971
   1,089,821   VICTORIA FINANCE LLC+++/-(A)(I)####             0.11          07/28/2008          588,504
     632,877   VICTORIA FINANCE LLC+++/-(A)(I)####             0.14          08/07/2008          341,754
     776,160   VICTORIA FINANCE LLC+++/-(A)(I)####             1.43          04/03/2008          419,126
   1,259,919   VICTORIA FINANCE LLC+++/-(A)(I)####             1.44          02/15/2008          680,356
   1,169,870   WHITE PINE FINANCE LLC+++/-(A)(I)####           1.39          02/22/2008        1,035,218
     148,347   WINDMILL FUNDING CORPORATION++                  0.35          01/07/2009          148,338
                                                                                              39,864,859
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,560,280)                                    49,596,423
                                                                                          --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 5.67%
  19,108,567   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                   19,108,567
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,108,567)                                               19,108,567
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $492,306,886)*                             117.97%                                  $  397,605,371
OTHER ASSETS AND LIABILITIES, NET                (17.97)                                     (60,563,136)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  337,042,235
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,108,567.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 97.97%
APPAREL & ACCESSORY STORES: 4.18%
     134,700   ABERCROMBIE & FITCH COMPANY CLASS A<<                                      $    3,107,529
     285,800   DSW INCORPORATED CLASS A+<<                                                     3,561,068
     189,000   J. CREW GROUP INCORPORATED+<<                                                   2,305,800
     243,260   TWEEN BRANDS INCORPORATED+                                                      1,050,883
     159,200   URBAN OUTFITTERS INCORPORATED+                                                  2,384,816
                                                                                              12,410,096
                                                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.00%
     242,000   HANESBRANDS INCORPORATED+                                                       3,085,500
     260,090   VOLCOM INCORPORATED+<<                                                          2,834,981
                                                                                               5,920,481
                                                                                          --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.47%
     307,120   ASBURY AUTOMOTIVE GROUP INCORPORATED+                                           1,403,538
                                                                                          --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.12%
     151,060   PERINI CORPORATION+                                                             3,531,783
     156,200   RYLAND GROUP INCORPORATED<<                                                     2,760,054
                                                                                               6,291,837
                                                                                          --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.14%
     278,090   BUILDERS FIRSTSOURCE INCORPORATED+<<                                              425,478
                                                                                          --------------
BUSINESS SERVICES: 6.47%
     394,540   AIRCASTLE LIMITED<<                                                             1,885,901
      62,720   MICROSTRATEGY INCORPORATED CLASS A+                                             2,328,794
     463,844   ON ASSIGNMENT INCORPORATED+                                                     2,629,995
      82,210   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                   2,781,986
     242,270   RENT-A-CENTER INCORPORATED+                                                     4,276,066
     257,630   SYNNEX CORPORATION+<<                                                           2,918,948
     168,700   TAL INTERNATIONAL GROUP INCORPORATED<<                                          2,378,670
                                                                                              19,200,360
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 4.19%
     100,000   CYTEC INDUSTRIES INCORPORATED                                                   2,122,000
     161,760   ELIZABETH ARDEN INCORPORATED+                                                   2,039,794
      65,600   FMC CORPORATION                                                                 2,934,288
     240,020   ROCKWOOD HOLDINGS INCORPORATED+                                                 2,592,216
     612,220   USEC INCORPORATED+<<                                                            2,748,868
                                                                                              12,437,166
                                                                                          --------------
COMMUNICATIONS: 1.07%
   1,638,200   CINCINNATI BELL INCORPORATED+                                                   3,161,726
                                                                                          --------------
COMMUNICATIONS EQUIPMENT: 0.76%
     144,100   COMMSCOPE INCORPORATED+                                                         2,239,314
                                                                                          --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.13%
      84,320   CHEMED CORPORATION                                                              3,353,406
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 13.05%
     312,340   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                2,136,406
     288,310   BROOKLINE BANCORP INCORPORATED                                                  3,070,502
     224,340   EAST WEST BANCORP INCORPORATED<<                                                3,582,710

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
DEPOSITORY INSTITUTIONS (continued)
     136,100   PACWEST BANCORP<<                                                          $    3,661,090
      92,580   PRIVATEBANCORP INCORPORATED<<                                                   3,005,147
     343,900   STERLING FINANCIAL CORPORATION<<                                                3,026,320
     223,600   TCF FINANCIAL CORPORATION<<                                                     3,054,376
     430,400   THE COLONIAL BANCGROUP INCORPORATED+<<                                            890,928
     615,940   UCBH HOLDINGS INCORPORATED                                                      4,237,667
     185,810   UMPQUA HOLDINGS CORPORATION                                                     2,688,671
     167,250   WEBSTER FINANCIAL CORPORATION<<                                                 2,304,705
     154,420   WESTERN ALLIANCE BANCORP+<<                                                     1,558,098
     120,260   WILMINGTON TRUST CORPORATION<<                                                  2,674,582
     137,190   WINTRUST FINANCIAL CORPORATION                                                  2,821,998
                                                                                              38,713,200
                                                                                          --------------
EATING & DRINKING PLACES: 2.63%
     346,940   BRINKER INTERNATIONAL INCORPORATED                                              3,656,748
     479,080   CKE RESTAURANTS INCORPORATED                                                    4,158,414
                                                                                               7,815,162
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 3.60%
     144,500   ENERGEN CORPORATION                                                             4,238,185
     305,980   NV ENERGY INCORPORTED                                                           3,026,142
     175,660   PORTLAND GENERAL ELECTRIC COMPANY                                               3,420,100
                                                                                              10,684,427
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.23%
     450,590   ARRIS GROUP INCORPORATED+                                                       3,582,191
     113,050   COMTECH TELECOMMUNICATIONS CORPORATION+                                         5,179,951
     205,620   GREATBATCH INCORPORATED+<<                                                      5,440,705
     323,750   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                         1,699,688
     907,060   ON SEMICONDUCTOR CORPORATION+                                                   3,084,004
   1,396,340   RF MICRO DEVICES INCORPORATED+                                                  1,089,145
     545,980   TECHNITROL INCORPORATED                                                         1,900,010
     468,160   TTM TECHNOLOGIES INCORPORATED+<<                                                2,439,114
                                                                                              24,414,808
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.01%
      73,560   URS CORPORATION+                                                                2,999,041
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.15%
     460,970   MUELLER WATER PRODUCTS INCORPORATED<<                                           3,872,148
     133,770   SUN HYDRAULICS CORPORATION                                                      2,520,227
                                                                                               6,392,375
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 0.57%
      85,550   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                    1,685,335
                                                                                          --------------
FOOD STORES: 0.73%
     135,210   WINN-DIXIE STORES INCORPORATED+                                                 2,176,881
                                                                                          --------------
FURNITURE & FIXTURES: 0.44%
     515,530   SEALY CORPORATION+                                                              1,293,980
                                                                                          --------------
GENERAL MERCHANDISE STORES: 0.71%
     362,810   CABELA'S INCORPORATED+<<                                                        2,115,182
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
HEALTH SERVICES: 1.16%
      87,580   MAGELLAN HEALTH SERVICES INCORPORATED+                                     $    3,429,633
                                                                                          --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.64%
     129,940   AMERICAN CAMPUS COMMUNITIES<<                                                   2,661,171
     278,390   BIOMED REALTY TRUST INCORPORATED                                                3,262,731
     124,390   CORPORATE OFFICE PROPERTIES TRUST                                               3,818,773
      90,600   DIGITAL REALITY TRUST INCORPORATED<<                                            2,976,210
     170,970   EQUITY ONE INCORPORATED<<                                                       3,026,169
     276,550   FIRST POTOMAC REALTY TRUST                                                      2,571,915
     231,680   LASALLE HOTEL PROPERTIES                                                        2,560,064
     156,900   REDWOOD TRUST INCORPORATED                                                      2,339,379
     389,560   SUNSTONE HOTEL INVESTORS INCORPORATED                                           2,411,376
                                                                                              25,627,788
                                                                                          --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.88%
     491,430   AMERISTAR CASINOS INCORPORATED<<                                                4,245,955
     421,590   BOYD GAMING CORPORATION+<<                                                      1,994,121
     211,110   GAYLORD ENTERTAINMENT COMPANY+<<                                                2,288,432
                                                                                               8,528,508
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.85%
     100,410   DIEBOLD INCORPORATED                                                            2,820,517
     276,560   VERIGY LIMITED+                                                                 2,660,507
                                                                                               5,481,024
                                                                                          --------------
INSURANCE CARRIERS: 5.82%
     347,150   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                 2,430,050
     120,071   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                      4,072,815
     200,650   ASSURED GUARANTY LIMITED<<                                                      2,287,410
     121,410   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                          4,380,473
     131,810   UNITED FIRE & CASUALTY COMPANY                                                  4,095,337
                                                                                              17,266,085
                                                                                          --------------
LEATHER & LEATHER PRODUCTS: 1.00%
     176,000   GENESCO INCORPORATED+                                                           2,977,920
                                                                                          --------------
METAL FABRICATE, HARDWARE: 0.88%
     245,560   CHART INDUSTRIES INCORPORATED+                                                  2,610,303
                                                                                          --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.90%
     249,610   RC2 CORPORATION+                                                                2,663,339
                                                                                          --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.00%
     319,800   APOLLO INVESTMENT CORPORATION<<                                                 2,977,338
                                                                                          --------------
OIL & GAS EXTRACTION: 3.59%
     219,810   BERRY PETROLEUM COMPANY CLASS A                                                 1,661,764
     261,500   CALLAWAY GOLF COMPANY                                                           2,429,335
     533,200   GLOBAL INDUSTRIES LIMITED+<<                                                    1,860,868
     348,780   HERCULES OFFSHORE INCORPORATED+<<                                               1,656,705
      90,920   WHITING PETROLEUM CORPORATION+<<                                                3,042,183
                                                                                              10,650,855
                                                                                          --------------
PAPER & ALLIED PRODUCTS: 0.69%
     424,100   TEMPLE-INLAND INCORPORATED<<                                                    2,035,680
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.25%
     553,150   HEADWATERS INCORPORATED+<<                                                 $    3,733,763
     161,200   HOLLY CORPORATION                                                               2,938,676
                                                                                               6,672,439
                                                                                          --------------
PRIMARY METAL INDUSTRIES: 0.86%
     229,000   STEEL DYNAMICS INCORPORATED                                                     2,560,220
                                                                                          --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.84%
     405,580   COOPER TIRE & RUBBER COMPANY                                                    2,498,373
                                                                                          --------------
SOCIAL SERVICES: 1.03%
     204,180   RES-CARE INCORPORATED+                                                          3,066,784
                                                                                          --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.71%
      81,200   CABOT MICROELECTRONICS CORPORATION+<<                                           2,116,884
                                                                                          --------------
TRANSPORTATION BY AIR: 2.89%
     735,940   AIRTRAN HOLDINGS INCORPORATED+<<                                                3,267,574
     137,660   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                      2,601,774
     244,200   UAL CORPORATION+<<                                                              2,691,084
                                                                                               8,560,432
                                                                                          --------------
TRANSPORTATION EQUIPMENT: 0.75%
     464,560   ARVIN INDUSTRIES INCORPORATED<<                                                 1,323,996
     301,110   TENNECO AUTOMOTIVE INCORPORATED+                                                  888,275
                                                                                               2,212,271
                                                                                          --------------
TRANSPORTATION SERVICES: 1.06%
     101,570   GATX CORPORATION                                                                3,145,623
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 3.52%
     243,690   A.M. CASTLE & COMPANY                                                           2,639,163
     160,950   BARNES GROUP INCORPORATED                                                       2,333,775
     120,300   BORGWARNER INCORPORATED                                                         2,618,931
     148,520   WESCO INTERNATIONAL INCORPORATED+                                               2,856,035
                                                                                              10,447,904
                                                                                          --------------
TOTAL COMMON STOCKS (COST $437,499,800)                                                      290,663,196
                                                                                          --------------
COLLATERAL FOR SECURITIES LENDING: 11.67%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.29%
   1,697,953   AIM STIT-LIQUID ASSETS PORTFOLIO                                                1,697,953
   1,697,953   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                    1,697,953
   1,697,953   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                      1,697,953
   1,697,953   DWS MONEY MARKET SERIES INSTITUTIONAL                                           1,697,953
                                                                                               6,791,812
                                                                                          --------------

PRINCIPAL                                                 INTEREST RATE   MATURITY DATE
---------                                                 -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.38%
$    621,202   AMSTEL FUNDING CORPORATION++                    1.70%         01/13/2009          620,850
     517,669   ANTALIS US FUNDING CORPORATION++                1.20          01/15/2009          517,427
     132,730   ANTALIS US FUNDING CORPORATION++                1.30          01/12/2009          132,677
   2,919,650   BANK OF AMERICA REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $2,919,663)                  0.08          01/02/2009        2,919,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

PRINCIPAL                    SECURITY NAME                INTEREST RATE   MATURITY DATE        VALUE
---------      ----------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    165,654   BANK OF IRELAND                                 0.15%         01/02/2009   $      165,654
     621,202   BARTON CAPITAL CORPORATION++                    0.25          01/06/2009          621,181
     621,202   CANCARA ASSET SECURITIZATION LIMITED++          0.90          01/09/2009          621,078
     134,594   CHARIOT FUNDING LLC++                           0.28          01/05/2009          134,590
     528,658   CHEYNE FINANCE LLC+++/-(A)(I)####               0.00          02/25/2008            8,723
     407,013   CHEYNE FINANCE LLC+++/-(A)(I)####               0.00          05/19/2008            6,716
     662,616   CONCORD MINUTEMAN CAPITAL COMPANY++             1.15          01/15/2009          662,319
   1,604,772   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED BY US
                  TREASURY SECURITIES
                  (MATURITY VALUE $1,604,773)                  0.01          01/02/2009        1,604,772
   2,464,102   DEUTSCHE BANK REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $2,464,116)                  0.10          01/02/2009        2,464,102
     636,732   DEXIA CREDIT LOCAL DE FRANCE SA                 0.90          01/02/2009          636,732
     724,736   E.ON AG++                                       0.95          01/20/2009          724,373
     331,308   FALCON ASSET SECURITIZATION
                  CORPORATION++                                0.55          01/12/2009          331,252
   2,464,102   GOLDMAN SACHS REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $2,464,110)                  0.06          01/02/2009        2,464,102
   1,955,067   GRYPHON FUNDING LIMITED(A)(I)                   0.00          08/23/2009          818,586
   1,532,299   JPMORGAN CHASE REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                   BACKED SECURITIES
                  (MATURITY VALUE $1,532,303)                  0.05          01/02/2009        1,532,299
     662,616   KBC FINANCIAL PRODUCTS INTERNATIONAL
                  LIMITED++                                    1.40          01/14/2009          662,281
     662,616   LEXINGTON PARKER CAPITAL++                      1.15          01/15/2009          662,319
     683,322   LLOYDS TSB BK PLC LONDON                        0.30          01/02/2009          683,322
     621,202   METLIFE SHORT TERM FUNDING LLC++                0.70          01/12/2009          621,069
     621,202   MONT BLANC CAPITAL CORPORATION++                1.00          01/12/2009          621,012
   2,464,102   MORGAN STANLEY REPURCHASE AGREEMENT -
                  102% COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES
                  (MATURITY VALUE $2,464,107)                  0.04          01/02/2009        2,464,102
     579,789   PARK AVENUE RECEIVABLES COMPANY LLC++           0.35          01/12/2009          579,727
     414,135   PRUDENTIAL PLC++                                1.25          01/14/2009          413,948
     144,947   PRUDENTIAL PLC                                  1.35          01/12/2009          144,887
     103,534   PRUDENTIAL PLC                                  2.00          01/12/2009          103,470
     621,202   REGENCY MARKETS #1 LLC++                        0.90          01/12/2009          621,031
     311,284   TICONDEROGA MASTER FUNDING LIMITED++            0.30          01/06/2009          311,271
     704,029   UNICREDITO ITALIANO NY                          3.15          01/05/2009          704,180
     760,603   VICTORIA FINANCE LLC+++/-(A)(I)####             0.11          07/28/2008          410,726
     441,695   VICTORIA FINANCE LLC+++/-(A)(I)####             0.14          08/07/2008          238,515
     541,694   VICTORIA FINANCE LLC+++/-(A)(I)####             1.43          04/03/2008          292,515
     879,317   VICTORIA FINANCE LLC+++/-(A)(I)####             1.44          02/15/2008          474,831
     816,470   WHITE PINE FINANCE LLC+++/-(A)(I)####           1.39          02/22/2008          722,495
     103,534   WINDMILL FUNDING CORPORATION++                  0.35          01/07/2009          103,528
                                                                                              27,822,312
                                                                                          --------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $36,533,766)                                                                            34,614,124
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $474,033,566)*                             109.64%                                  $  325,277,320
OTHER ASSETS AND LIABILITIES, NET                 (9.64)                                     (28,607,671)
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  296,669,649
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
COMMON STOCKS: 95.62%
AMUSEMENT & RECREATION SERVICES: 0.09%
     140,025   CENTURY CASINOS INCORPORATED+                                              $      144,226
     231,200   WESTWOOD ONE INCORPORATED+                                                         12,716
                                                                                                 156,942
                                                                                          --------------
APPAREL & ACCESSORY STORES: 2.87%
      45,000   ANN TAYLOR STORES CORPORATION+                                                    259,650
      57,800   BEBE STORES INCORPORATED                                                          431,766
      41,711   CHARLOTTE RUSSE HOLDING INCORPORATED+                                             270,704
     243,800   CHARMING SHOPPES INCORPORATED+                                                    594,872
      77,200   CHICO'S FAS INCORPORATED+                                                         322,696
      67,900   CHRISTOPHER & BANKS CORPORATION                                                   380,240
      16,500   CITI TRENDS INCORPORATED+                                                         242,880
     137,700   COLDWATER CREEK INCORPORATED+                                                     392,445
      36,245   COLLECTIVE BRANDS INCORPORATED+                                                   424,791
     103,211   DELIA*S INCORPORATED+                                                             227,064
      55,200   HEELYS INCORPORATED+                                                              125,304
     262,900   NEW YORK AND COMPANY INCORPORATED+                                                609,928
      14,000   STAGE STORES INCORPORATED                                                         115,500
      40,000   THE CATO CORPORATION CLASS A                                                      604,000
      98,200   WET SEAL INCORPORATED CLASS A+                                                    291,654
                                                                                               5,293,494
                                                                                          --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.63%
       4,900   COLUMBIA SPORTSWEAR COMPANY                                                       173,313
      45,800   DESTINATION MATERNITY CORPORATION+                                                359,530
      49,100   MAIDENFORM BRANDS INCORPORATED+                                                   498,365
      10,100   SKECHERS U.S.A. INCORPORATED CLASS A+                                             129,482
                                                                                               1,160,690
                                                                                          --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.02%
      73,890   MONRO MUFFLER BRAKE INCORPORATED                                                1,884,195
                                                                                          --------------
BIOPHARMACEUTICALS: 0.08%
       1,800   CEPHALON INCORPORATED+                                                            138,672
                                                                                          --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.63%
      21,116   CAVCO INDUSTRIES INCORPORATED+                                                    567,809
      87,065   PALM HARBOR HOMES INCORPORATED+                                                   433,584
       7,000   PERINI CORPORATION+                                                               163,660
                                                                                               1,165,053
                                                                                          --------------
BUSINESS SERVICES: 11.96%
     462,730   3COM CORPORATION+                                                               1,055,024
      46,920   ABM INDUSTRIES INCORPORATED                                                       893,826
      69,700   AMERICAN SOFTWARE INCORPORATED CLASS A                                            327,590
     312,600   APAC CUSTOMER SERVICES INCORPORATED+                                              378,246
     261,792   ASSET ACCEPTANCE CAPITAL CORPORATION+                                           1,337,757
      22,500   BARRETT BUSINESS SERVICES INCORPORATED                                            245,250
     182,600   BORLAND SOFTWARE CORPORATION+                                                     191,730
      55,300   CAI INTERNATIONAL INCORPORATED+                                                   175,301
      28,000   COMSYS IT PARTNERS INCORPORATED+                                                   62,720
     139,700   CONVERGYS CORPORATION+                                                            895,477
      18,000   COREL CORPORATION+                                                                 49,140
      24,300   EARTHLINK INCORPORATED+                                                           164,269
     107,900   ELECTRONIC ARTS INCORPORATED+                                                   1,730,716
      37,500   ELECTRONICS FOR IMAGING INCORPORATED+                                             358,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
BUSINESS SERVICES (continued)
      47,900   FAIR ISAAC CORPORATION                                                     $      807,594
      56,550   GERBER SCIENTIFIC INCORPORATED+                                                   288,971
      81,000   GSE SYSTEMS INCORPORATED+                                                         477,900
      88,500   HACKETT GROUP INCORPORATED+                                                       258,420
      95,407   HEALTHCARE SERVICES GROUP                                                       1,519,834
     213,485   HILL INTERNATIONAL INCORPORATED+                                                1,502,934
      60,400   I2 TECHNOLOGIES INCORPORATED+                                                     385,956
      72,800   INFOGROUP INCORPORATED                                                            345,072
      67,200   JDA SOFTWARE GROUP INCORPORATED+                                                  882,336
     166,500   LAWSON SOFTWARE INCORPORATED+                                                     789,210
     186,100   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                             232,625
      17,100   MENTOR GRAPHICS CORPORATION+                                                       88,407
     205,700   MONSTER WORLDWIDE INCORPORATED+                                                 2,486,913
      34,800   MSC SOFTWARE CORPORATION+                                                         232,464
      42,800   NOVELL INCORPORATED+                                                              166,492
      35,200   PEGASYSTEMS INCORPORATED                                                          435,072
     130,691   PLATO LEARNING INCORPORATED+                                                      156,829
      73,655   REALNETWORKS INCORPORATED+                                                        260,002
      14,200   ROLLINS INCORPORATED                                                              256,736
      34,100   SPSS INCORPORATED+                                                                919,336
      84,700   SUPPORTSOFT INCORPORATED+                                                         188,881
      11,533   SYBASE INCORPORATED+                                                              285,672
      17,800   SYKES ENTERPRISES INCORPORATED+                                                   340,336
     141,430   TIER TECHNOLOGIES INCORPORATED CLASS B+                                           763,722
      39,000   WEB.COM GROUP INCORPORATED+                                                       142,740
                                                                                              22,080,000
                                                                                          --------------
CHEMICALS & ALLIED PRODUCTS: 2.09%
       4,100   CHATTEM INCORPORATED+                                                             293,273
      51,800   ELIZABETH ARDEN INCORPORATED+                                                     653,198
      96,800   ICO INCORPORATED+                                                                 305,888
      49,500   LANDEC CORPORATION+                                                               325,710
      35,000   NOVEN PHARMACEUTICALS INCORPORATED+                                               385,000
     112,200   ORASURE TECHNOLOGIES INCORPORATED+                                                412,896
     101,960   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                          1,075,678
      19,800   ROCKWOOD HOLDINGS INCORPORATED+                                                   213,840
       9,100   RPM INTERNATIONAL INCORPORATED                                                    120,939
      60,553   SERACARE LIFE SCIENCES INCORPORATED+                                               78,113
                                                                                               3,864,535
                                                                                          --------------
COMMUNICATIONS: 2.45%
      95,655   CHINA GRENTECH CORPORATION LIMITED ADR+                                           114,786
     174,905   CINCINNATI BELL INCORPORATED+                                                     337,567
      75,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                      461,250
     279,800   MASTEC INCORPORATED+                                                            3,240,084
      16,500   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                         363,000
                                                                                               4,516,687
                                                                                          --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.64%
     344,815   CHAMPION ENTERPRISES INCORPORATED+                                                193,096
      23,850   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                  239,693
      20,800   COMFORT SYSTEMS USA INCORPORATED                                                  220,480
      26,700   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                     525,723
                                                                                               1,178,992
                                                                                          --------------
DEPOSITORY INSTITUTIONS: 8.23%
         450   AMCORE FINANCIAL INCORPORATED+                                                      1,629
      21,900   ASTORIA FINANCIAL CORPORATION                                                     360,912

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
DEPOSITORY INSTITUTIONS (continued)
       9,700   BANK OF THE OZARKS INCORPORATED                                            $      287,508
      39,300   BANNER CORPORATION                                                                369,813
      65,700   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                    449,388
       6,900   CENTRAL PACIFIC FINANCIAL CORPORATION                                              69,276
      13,500   CITY BANK LYNNWOOD WASHINGTON                                                      70,200
      17,200   COMMONWEALTH BANKSHARES INCORPORATION                                             123,324
      21,700   COMMUNITY BANCORP+                                                                 75,299
      12,800   COMMUNITY TRUST BANCORP                                                           470,400
      10,200   EAST WEST BANCORP INCORPORATED                                                    162,894
      84,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                                        1,043,634
       6,100   FIRST FINANCIAL CORPORATION                                                       250,039
      11,000   FIRST MIDWEST BANCORP INCORPORATED                                                219,670
      38,200   FIRST REGIONAL BANCORP+                                                           123,768
      38,178   FIRST SECURITY GROUP INCORPORATED                                                 176,382
      19,500   FIRSTMERIT CORPORATION                                                            401,505
       5,400   GLACIER BANCORP INCORPORATED                                                      102,708
      21,600   GREAT SOUTHERN BANCORP INCORPORATION                                              247,104
       2,900   IBERIABANK CORPORATION                                                            139,200
      18,000   INTEGRA BANK CORPORATION                                                           24,660
      16,400   INTERNATIONAL BANCSHARES CORPORATION                                              358,012
      22,500   MERCANTILE BANK CORPORATION                                                        96,750
      55,517   NATIONAL PENN BANCSHARES INCORPORATED                                             805,552
       5,500   NBT BANCORP INCORPORATED                                                          153,780
      51,700   NEWBRIDGE BANCORPORATION+                                                         123,046
       6,700   NORTHRIM BANCORP INCORPORATED                                                      68,742
      35,800   OLD NATIONAL BANCORP                                                              650,128
      15,100   PACIFIC CAPITAL BANCORP                                                           254,888
      29,800   PACWEST BANCORP                                                                   801,620
      15,000   PROVIDENT BANKSHARES CORPORATION                                                  144,900
      19,400   SOUTH FINANCIAL GROUP INCORPORATED                                                 83,808
      21,700   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                         281,232
      15,000   STELLARONE CORPORATION                                                            253,500
      35,800   STERLING BANCSHARES INCORPORATED (TEXAS)                                          217,664
      42,100   STERLING FINANCIAL CORPORATION                                                    370,480
      50,400   SUSQUEHANNA BANCSHARES INCORPORATED                                               801,864
      10,300   TCF FINANCIAL CORPORATION                                                         140,698
      19,500   TEXAS CAPITAL BANCSHARES INCORPORATED+                                            260,520
      82,500   UCBH HOLDINGS INCORPORATED                                                        567,600
       9,100   UMB FINANCIAL CORPORATION                                                         447,174
      71,000   UMPQUA HOLDINGS CORPORATION                                                     1,027,370
      31,888   UNITED COMMUNITY BANKS INCORPORATED                                               433,037
       4,500   UNIVEST CORPORATION OF PENNSYLVANIA                                               144,630
      13,755   VALLEY NATIONAL BANCORP                                                           278,539
      23,700   WASHINGTON FEDERAL INCORPORATED                                                   354,552
      17,200   WEBSTER FINANCIAL CORPORATION                                                     237,016
      21,700   WEST COAST BANCORP (OREGON)                                                       143,003
       7,200   WHITNEY HOLDING CORPORATION                                                       115,128
      18,400   WILMINGTON TRUST CORPORATION                                                      409,216
                                                                                              15,193,762
                                                                                          --------------
EATING & DRINKING PLACES: 0.90%
      58,500   CEC ENTERTAINMENT INCORPORATED+                                                 1,418,625
      40,500   MORTON'S RESTAURANT GROUP INCORPORATED+                                           115,830
      29,200   O'CHARLEYS INCORPORATED+                                                           58,400
      19,400   RUBIO'S RESTAURANTS INCORPORATED+                                                  69,258
                                                                                               1,662,113
                                                                                          --------------
EDUCATIONAL SERVICES: 0.30%
     45,700    LEARNING TREE INTERNATIONAL INCORPORATED+                                         389,364

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
EDUCATIONAL SERVICES (continued)
      12,345   LINCOLN EDUCATIONAL SERVICES+                                              $      163,571
                                                                                                 552,935
                                                                                          --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.98%
       5,200   ALLETE INCORPORATED                                                               167,804
      92,015   AQUA AMERICA INCORPORATED                                                       1,894,589
       4,200   BLACK HILLS CORPORATION                                                           113,232
      39,000   CLEAN HARBORS INCORPORATED+                                                     2,474,160
         500   IDACORP INCORPORATED                                                               14,725
      26,835   NEWALTA CORPORATION                                                               139,120
       8,800   NICOR INCORPORATED                                                                305,712
     182,200   NISOURCE INCORPORATED                                                           1,998,734
       5,100   NORTHWEST NATURAL GAS COMPANY                                                     225,573
      14,200   PIEDMONT NATURAL GAS COMPANY                                                      449,714
      21,300   PORTLAND GENERAL ELECTRIC COMPANY                                                 414,711
       8,200   SOUTHWEST GAS CORPORATION                                                         206,804
      15,400   UNISOURCE ENERGY CORPORATION                                                      452,144
      10,600   WGL HOLDINGS INCORPORATED                                                         346,514
                                                                                               9,203,536
                                                                                          --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.51%
      15,300   ADC TELECOMMUNICATIONS INCORPORATED+                                               83,691
       2,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                        6,946
     171,300   ARRIS GROUP INCORPORATED+                                                       1,361,835
     180,129   ATMI INCORPORATED+                                                              2,779,390
      42,000   CTS CORPORATION                                                                   231,420
       9,000   DIODES INCORPORATED+                                                               54,540
     117,653   EVANS & SUTHERLAND COMPUTER CORPORATION+                                           70,592
      55,900   EXAR CORPORATION+                                                                 372,853
      12,770   GRAFTECH INTERNATIONAL LIMITED+                                                   106,246
      17,200   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                      88,752
      19,300   HELEN OF TROY LIMITED+                                                            335,048
      15,700   HOUSTON WIRE & CABLE COMPANY                                                      146,167
      11,300   IMATION CORPORATION                                                               153,341
      24,770   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                      216,985
     135,300   JABIL CIRCUIT INCORPORATED                                                        913,275
     162,200   MERCURY COMPUTER SYSTEMS INCORPORATED+                                          1,023,482
     152,400   MOLEX INCORPORATED CLASS A                                                      1,973,580
     617,990   MRV COMMUNICATIONS INCORPORATED+                                                  475,852
      34,765   OSI SYSTEMS INCORPORATED+                                                         481,495
     165,100   POWER-ONE INCORPORATED+                                                           196,469
      79,570   POWERWAVE TECHNOLOGIES+                                                            39,785
      61,270   RICHARDSON ELECTRONICS LIMITED                                                    180,747
      53,200   TRIDENT MICROSYSTEMS INCORPORATED+                                                100,548
      21,700   UNIVERSAL ELECTRONICS INCORPORATED+                                               351,974
      30,200   ZOLTEK COMPANIES INCORPORATED+                                                    271,498
                                                                                              12,016,511
                                                                                          --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.85%
      13,500   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                    290,385
      93,400   CRA INTERNATIONAL INCORPORATED+                                                 2,515,262
      24,290   INFINITY PHARMACEUTICALS INCORPORATED+                                            194,077
      69,740   SYMYX TECHNOLOGIES INCORPORATED+                                                  414,256
       3,100   TRIMERIS INCORPORATED+                                                              4,123
                                                                                               3,418,103
                                                                                          --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.86%
       9,300   CROWN HOLDINGS INCORPORATED+                                                      178,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
      22,200   ILLINOIS TOOL WORKS INCORPORATED                                           $      778,110
      37,500   MATERIAL SCIENCES CORPORATION+                                                     58,125
       9,300   VALMONT INDUSTRIES INCORPORATED                                                   570,648
                                                                                               1,585,443
                                                                                          --------------
FINANCIAL SERVICES: 0.35%
      80,643   JANUS CAPITAL GROUP INCORPORATED                                                  647,563
                                                                                          --------------
FOOD & KINDRED PRODUCTS: 1.51%
      48,410   DEL MONTE FOODS COMPANY                                                           345,647
      21,950   FLOWERS FOODS INCORPORATED                                                        534,702
      13,500   MATRIXX INITIATIVES INCORPORATED+                                                 222,615
      65,889   TOOTSIE ROLL INDUSTRIES INCORPORATED                                            1,687,417
                                                                                               2,790,381
                                                                                          --------------
FOOD STORES: 2.01%
      18,000   INGLES MARKETS INCORPORATED CLASS A                                               316,620
      18,700   THE PANTRY INCORPORATED+                                                          401,115
      34,600   WHOLE FOODS MARKET INCORPORATED+                                                  326,624
     165,100   WINN-DIXIE STORES INCORPORATED+                                                 2,658,110
                                                                                               3,702,469
                                                                                          --------------
FURNITURE & FIXTURES: 0.37%
      15,100   HNI CORPORATION                                                                   239,184
      57,000   LSI INDUSTRIES INCORPORATED                                                       391,590
      22,900   SEALY CORPORATION+                                                                 57,479
                                                                                                 688,253
                                                                                          --------------
HEALTH SERVICES: 2.68%
     132,700   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                     144,643
      32,200   AMERICAN DENTAL PARTNERS INCORPORATED+                                            223,468
      11,145   BIO-REFERENCE LABORATORIES INCORPORATED+                                          292,333
     113,400   BIOSCRIP INCORPORATED+                                                            251,748
      72,400   CARDIAC SCIENCE CORPORATION+                                                      543,000
      57,340   CROSS COUNTRY HEALTHCARE INCORPORATED+                                            504,019
      18,600   EMERITUS CORPORATION+                                                             186,558
      34,650   ENSIGN GROUP INCORPORATED                                                         580,041
     117,700   FIVE STAR QUALITY CARE INCORPORATED+                                              180,081
      23,570   GENTIVA HEALTH SERVICES INCORPORATED+                                             689,658
      11,040   HEALTHSOUTH REHABILITATION CORPORATION+                                           120,998
   1,260,700   HOOPER HOLMES INCORPORATED+                                                       315,175
      38,655   MDS INCORPORATED+                                                                 236,955
      22,400   NAUTILUS GROUP INCORPORATED+                                                       49,504
     104,200   NOVAMED INCORPORATED+                                                             360,532
      17,200   REHABCARE GROUP INCORPORATED+                                                     260,752
                                                                                               4,939,465
                                                                                          --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.43%
      42,755   STERLING CONSTRUCTION COMPANY INCORPORATED+                                       792,678
                                                                                          --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.93%
      25,500   AGREE REALTY CORPORATION                                                          462,315
      96,095   ANNALY CAPITAL MANAGEMENT INCORPORATED                                          1,525,028
     162,000   ANTHRACITE CAPITAL INCORPORATED                                                   361,260
     296,850   ANWORTH MORTGAGE ASSET CORPORATION                                              1,908,746
      43,235   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                 499,364

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
     102,915   CAPSTEAD MORTGAGE CORPORATION                                              $    1,108,395
      44,200   CARE INVESTMENT TRUST INCORPORATED                                                344,318
      41,380   HILLTOP HOLDINGS INCORPORATED+                                                    403,041
      69,000   JER INVESTORS TRUST INCORPORATED                                                   64,170
       6,300   LASALLE HOTEL PROPERTIES                                                           69,615
      63,700   MEDICAL PROPERTIES TRUST INCORPORATED                                             401,947
     177,830   MFA MORTGAGE INVESTMENTS INCORPORATED                                           1,047,419
     239,160   ORIGEN FINANCIAL INCORPORATED                                                     141,104
      80,360   PRIMORIS SERVICES CORPORATION+                                                    415,461
      58,575   UMH PROPERTIES INCORPORATED                                                       348,521
                                                                                               9,100,704
                                                                                          --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.21%
     144,900   BELL MICROPRODUCTS INCORPORATED+                                                   86,940
      38,800   WILLIAMS-SONOMA INCORPORATED                                                      304,968
                                                                                                 391,908
                                                                                          --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.50%
      27,895   EMPIRE RESORTS INCORPORATED+                                                       30,406
     118,135   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                            884,831
                                                                                                 915,237
                                                                                          --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.25%
      30,700   BLOUNT INTERNATIONAL INCORPORATED+                                                291,036
       7,400   BRIGGS & STRATTON CORPORATION                                                     130,166
      78,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                      218,400
      36,700   COLUMBUS MCKINNON CORPORATION+                                                    500,955
      69,375   CRAY INCORPORATED+                                                                144,300
       6,600   DIEBOLD INCORPORATED                                                              185,394
     402,100   ENTEGRIS INCORPORATED+                                                            880,599
      59,200   FLANDER CORPORATION+                                                              277,648
       8,400   GARDNER DENVER INCORPORATED+                                                      196,056
     596,900   INFOCUS CORPORATION+                                                              470,954
     246,360   INTERMEC INCORPORATED+                                                          3,271,661
      33,000   INTEVAC INCORPORATED+                                                             167,310
      83,400   KENNAMETAL INCORPORATED                                                         1,850,646
      69,700   NN INCORPORATED+                                                                  159,613
      26,300   PALL CORPORATION                                                                  747,709
         200   PLANAR SYSTEMS INCORPORATED+                                                          122
      49,200   QUALSTAR CORPORATION                                                              107,748
      48,900   SPARTECH CORPORATION                                                              306,114
      10,900   TENNANT COMPANY                                                                   167,860
      10,000   TIMKEN COMPANY                                                                    196,300
      95,468   ULTRATECH INCORPORATED+                                                         1,141,797
      88,680   VOYAGER LEARNING COMPANY+                                                         131,246
                                                                                              11,543,634
                                                                                          --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.31%
     325,300   CRAWFORD & COMPANY CLASS A+                                                     2,192,522
      22,400   ONEBEACON INSURANCE GROUP LIMITED                                                 233,856
                                                                                               2,426,378
                                                                                          --------------
INSURANCE CARRIERS: 4.87%
      31,900   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                   223,300
      36,000   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                          475,560
      44,550   AMERISAFE INCORPORATED+                                                           914,612

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
INSURANCE CARRIERS (continued)
      29,066   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                 $      985,919
     161,200   CRM HOLDINGS LIMITED+                                                             274,040
      27,600   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                       508,944
      48,600   DONEGAL GROUP INCORPORATED CLASS A                                                815,022
      12,100   EMC INSURANCE GROUP INCORPORATED                                                  310,365
      12,900   HARLEYSVILLE GROUP INCORPORATED                                                   448,017
      71,100   KINGSWAY FINANCIAL SERVICES INCORPORATED                                          387,495
     143,282   MEADOWBROOK INSURANCE GROUP INCORPORATED                                          922,735
      12,665   MERCURY GENERAL CORPORATION                                                       582,463
      14,775   NYMAGIC INCORPORATED                                                              281,464
      54,600   PMA CAPITAL CORPORATION CLASS A+                                                  386,568
      53,200   SEABRIGHT INSURANCE HOLDINGS+                                                     624,568
      12,000   STANCORP FINANCIAL GROUP INCORPORATED                                             501,240
       7,400   STATE AUTO FINANCIAL CORPORATION                                                  222,444
       4,200   ZENITH NATIONAL INSURANCE CORPORATION                                             132,594
                                                                                               8,997,350
                                                                                          --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.64%
      65,744   GEO GROUP INCORPORATED+                                                         1,185,364
                                                                                          --------------
LEATHER & LEATHER PRODUCTS: 0.43%
      75,020   BAKERS FOOTWEAR GROUP INCORPORATED+                                                42,761
      29,200   SHOE CARNIVAL INCORPORATED+                                                       278,860
      14,500   WEYCO GROUP INCORPORATED                                                          479,225
                                                                                                 800,846
                                                                                          --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.43%
      27,380   NOBILITY HOMES INCORPORATED                                                       216,576
      29,031   SKYLINE CORPORATION                                                               580,330
                                                                                                 796,906
                                                                                          --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.14%
     169,354   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                          492,820
      58,500   CANTEL INDUSTRIES+                                                                858,195
      18,191   COHERENT INCORPORATED+                                                            390,379
      42,000   EDAP TMS SA ADR+                                                                   53,760
      13,500   HANGER ORTHOPEDIC GROUP INCORPORATED+                                             195,885
     179,900   HEALTHTRONICS INCORPORATED+                                                       404,775
     173,380   HERLEY INDUSTRIES INCORPORATED+                                                 2,129,106
      44,700   HOME DIAGNOSTICS INCORPORATION+                                                   222,159
       9,700   ICU MEDICAL INCORPORATED+                                                         321,458
     147,243   LTX-CREDENCE CORPORATION+                                                          39,756
      37,500   MEDICAL ACTION INDUSTRIES INCORPORATED+                                           375,000
      36,100   MILLIPORE CORPORATION+                                                          1,859,872
      93,800   NEWPORT CORPORATION+                                                              635,964
      17,200   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                        198,316
     117,200   PERKINELMER INCORPORATED                                                        1,630,252
      22,000   TERADYNE INCORPORATED+                                                             92,840
      39,200   WATERS CORPORATION+                                                             1,436,680
                                                                                              11,337,217
                                                                                          --------------
METAL MINING: 2.06%
     124,975   APEX SILVER MINES LIMITED+                                                        122,476
      14,645   ELDORADO GOLD CORPORATION+                                                        116,428
      18,830   GOLDCORP INCORPORATED                                                             593,710
     127,120   PETAQUILLA MINERALS LIMITED+                                                       45,763
      63,225   RANDGOLD RESOURCES LIMITED ADR                                                  2,776,842

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
METAL MINING (continued)
      19,926   YAMANA GOLD INCORPORATED                                                   $      153,831
                                                                                               3,809,050
                                                                                          --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.68%
     125,790   ACCO BRANDS CORPORATION+                                                          433,976
      25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                          553,472
     411,000   LEAPFROG ENTERPRISES INCORPORATED+                                              1,438,500
      21,200   LYDALL INCORPORATED+                                                              121,900
      30,000   RUSS BERRIE & COMPANY INCORPORATED+                                                89,100
      23,000   STANDEX INTERNATIONAL CORPORATION                                                 456,320
                                                                                               3,093,268
                                                                                          --------------
MISCELLANEOUS RETAIL: 0.12%
      42,000   AC MOORE ARTS & CRAFTS INCORPORATED+                                               58,800
      38,900   PC MALL INCORPORATED+                                                             155,989
                                                                                                 214,789
                                                                                          --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.03%
      84,357   MCG CAPITAL CORPORATION+                                                           59,893
                                                                                          --------------
OIL & GAS EXTRACTION: 3.87%
       8,700   ATWOOD OCEANICS INCORPORATED+                                                     132,936
      26,200   BRIGHAM EXPLORATION COMPANY+                                                       83,840
       6,500   COMSTOCK RESOURCES INCORPORATED+                                                  307,125
      11,900   FOREST OIL CORPORATION+                                                           196,231
     140,930   GLOBAL INDUSTRIES LIMITED+                                                        491,846
      41,495   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                        300,424
      15,980   HELMERICH & PAYNE INCORPORATED                                                    363,545
      27,850   HERCULES OFFSHORE INCORPORATED+                                                   132,288
      74,795   KEY ENERGY SERVICES INCORPORATED+                                                 329,846
      86,035   MCMORAN EXPLORATION COMPANY+                                                      843,143
     257,305   NEWPARK RESOURCES INCORPORATED+                                                   952,029
      16,265   OCEANEERING INTERNATIONAL INCORPORATED+                                           473,962
       8,270   PRIDE INTERNATIONAL INCORPORATED+                                                 132,155
      34,705   RANGE RESOURCES CORPORATION                                                     1,193,505
      16,840   SANDRIDGE ENERGY INCORPORATED+                                                    103,566
      12,500   SUPERIOR ENERGY SERVICES INCORPORATED+                                            199,125
     205,400   SYNTROLEUM CORPORATION+                                                           110,916
      56,020   TRILOGY ENERGY TRUST                                                              262,289
       5,100   UNIT CORPORATION+                                                                 136,272
      28,500   WARREN RESOURCES INCORPORATED+                                                     56,715
      41,290   WILLBROS GROUP INCORPORATED+                                                      349,726
                                                                                               7,151,484
                                                                                          --------------
PAPER & ALLIED PRODUCTS: 0.50%
     106,500   BUCKEYE TECHNOLOGIES INCORPORATED+                                                387,660
       8,100   SONOCO PRODUCTS COMPANY                                                           187,596
      39,700   STANDARD REGISTER COMPANY                                                         354,521
                                                                                                 929,777
                                                                                          --------------
PERSONAL SERVICES: 0.13%
       6,000   COINSTAR INCORPORATED+                                                            117,060
       9,000   REGIS CORPORATION                                                                 130,770
                                                                                                 247,830
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.23%
      29,800   DELEK US HOLDINGS INCORPORATED                                             $      157,642
      55,655   INTEROIL CORPORATION+                                                             765,256
      47,800   WD-40 COMPANY                                                                   1,352,262
                                                                                               2,275,160
                                                                                          --------------
PIPELINES: 0.17%
      12,200   ENBRIDGE ENERGY PARTNERS LP                                                       311,100
                                                                                          --------------
PRIMARY METAL INDUSTRIES: 0.07%
       6,100   BELDEN CDT INCORPORATED                                                           127,368
                                                                                          --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.23%
      15,600   AMERICAN GREETINGS CORPORATION CLASS A                                            118,092
      36,000   ENNIS INCORPORATED                                                                435,960
      56,050   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                       137,323
      86,750   MCCLATCHY COMPANY CLASS A                                                          69,400
      11,000   MULTI-COLOR CORPORATION                                                           174,020
     458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                         989,712
      78,700   PRESSTEK INCORPORATED+                                                            252,627
     236,585   R.H. DONNELLEY CORPORATION+                                                        87,536
                                                                                               2,264,670
                                                                                          --------------
REAL ESTATE: 0.52%
      60,345   CHIMERA INVESTMENT CORPORATION                                                    208,190
      25,705   HATTERAS FINANCIAL CORPORATION                                                    683,753
      27,700   THOMAS PROPERTIES GROUP INCORPORATED                                               71,743
                                                                                                 963,686
                                                                                          --------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.13%
      49,700   LEXINGTON CORPORATE PROPERTIES TRUST                                              248,500
                                                                                          --------------
RESTAURANTS: 0.06%
      26,000   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                       104,520
                                                                                          --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.33%
     185,413   INTERTAPE POLYMER GROUP INCORPORATED+                                             135,351
       4,521   JARDEN CORPORATION+                                                                51,992
      28,300   SEALED AIR CORPORATION                                                            422,802
                                                                                                 610,145
                                                                                          --------------
SOFTWARE: 0.07%
       7,500   EPIQ SYSTEMS INCORPORATED+                                                        125,325
                                                                                          --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.53%
      91,425   GENTEX CORPORATION                                                                807,283
      48,800   US CONCRETE INCORPORATED+                                                         163,968
                                                                                                 971,251
                                                                                          --------------
TRANSPORTATION BY AIR: 0.42%
      62,725   AIRTRAN HOLDINGS INCORPORATED+                                                    278,499
      26,595   JETBLUE AIRWAYS CORPORATION+                                                      188,825
       5,966   PHI INCORPORATED+                                                                  98,021
      14,810   PHI INCORPORATED (NON-VOTING)+                                                    207,488
                                                                                                 772,833
                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES                                    SECURITY NAME                                     VALUE
------------   ------------------------------------------------------------------------   --------------
TRANSPORTATION EQUIPMENT: 0.67%
      24,500   ATC TECHNOLOGY CORPORATION+                                                $      358,435
      37,697   EXIDE TECHNOLOGIES+                                                               199,417
     195,645   FLEETWOOD ENTERPRISES INCORPORATED+                                                19,565
      47,950   HI SHEAR TECHNOLOGY CORPORATION+                                                  439,702
       5,400   WABTEC CORPORATION                                                                214,650
                                                                                               1,231,769
                                                                                          --------------
TRANSPORTATION SERVICES: 0.46%
      25,300   DYNAMEX INCORPORATED+                                                             373,175
       8,400   GATX CORPORATION                                                                  260,148
      21,400   PACER INTERNATIONAL INCORPORATED                                                  223,202
                                                                                                 856,525
                                                                                          --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.96%
     111,700   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                     790,836
      35,300   SCHOOL SPECIALTY INCORPORATED+                                                    674,936
      89,900   SOURCE INTERLINK COMPANIES INCORPORATED+                                           11,957
       8,700   UNITED STATIONERS INCORPORATED+                                                   291,363
                                                                                               1,769,092
                                                                                          --------------
WHOLESALE TRADE-DURABLE GOODS: 1.23%
       7,000   BARNES GROUP INCORPORATED                                                         101,500
      10,700   INTERLINE BRANDS INCORPORATED+                                                    113,741
      47,500   KAMAN CORPORATION CLASS A                                                         861,175
      14,800   LKQ CORPORATION+                                                                  172,568
      69,800   NAVARRE CORPORATION+                                                               27,920
       6,900   OWENS & MINOR INCORPORATED                                                        259,785
      64,868   PATRICK INDUSTRIES INCORPORATED+                                                   39,440
      69,700   POMEROY IT SOLUTIONS INCORPORATED+                                                218,161
      51,600   WILLIS LEASE FINANCE CORPORATION+                                                 478,335
                                                                                               2,272,625
                                                                                          --------------
TOTAL COMMON STOCKS (COST $281,531,974)                                                      176,538,676
                                                                                          --------------
PREFERRED STOCKS: 0.26%
      12,700   ANWORTH MORTGAGE PREFERRED                                                        236,474
       6,900   LASALLE HOTEL PROPERTIES                                                           88,941
       9,700   SVB CAPITAL II PREFERRED                                                          153,260
TOTAL PREFERRED STOCKS (COST $561,438)                                                           478,675
                                                                                          --------------
SHORT-TERM INVESTMENTS: 3.64%
   6,724,214   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                    6,724,214
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,724,214)                                                 6,724,214
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $288,817,626)*                              99.52%                                  $  183,741,565
OTHER ASSETS AND LIABILITIES, NET                  0.48                                          892,118
                                                 ------                                   --------------
TOTAL NET ASSETS                                 100.00%                                  $  184,633,683
                                                 ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,724,214.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

2. FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in securities:

                                                                                       TOTAL FAIR
                                                                                      VALUE AS OF
EQUITY MASTER PORTFOLIOS                  LEVEL 1         LEVEL 2       LEVEL 3         12/31/08
------------------------              --------------   ------------   -----------   ---------------
C&B Large Cap Value Portfolio         $  473,903,295   $  7,838,424   $   937,836   $   482,679,555
Disciplined Growth Portfolio              84,893,415      4,314,760       516,245        89,724,420
Emerging Growth Portfolio                 79,212,647     14,386,183     1,721,248        95,320,078
Equity Income Portfolio                  265,546,199      9,842,005     1,177,557       276,565,761
Equity Value Portfolio                   477,571,118      9,173,585     1,097,582       487,842,285
Index Portfolio                        1,680,473,435     88,394,422    10,288,294     1,779,156,151
International Core Portfolio               4,997,778     62,470,052     1,449,589        68,917,419
International Growth Portfolio            16,152,404     89,410,664     1,603,340       107,166,408
International Index Portfolio              1,816,761     64,265,055     1,156,647        67,238,463
International Value Portfolio             17,689,959    239,189,692     4,220,567       261,100,218
Large Cap Appreciation Portfolio          98,106,524      3,039,436       363,656       101,509,616
Large Company Growth Portfolio           979,470,741     79,978,529     9,569,108     1,069,018,378
Small Cap Index Portfolio                216,882,176     30,868,131     3,626,858       251,377,165
Small Company Growth Portfolio           357,740,512     35,604,878     4,259,981       397,605,371
Small Company Value Portfolio            297,455,008     24,849,205     2,973,107       325,277,320
Strategic Small Cap Value Portfolio      183,741,565              0             0       183,741,565

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                      TOTAL UNREALIZED
                                                                        APPRECIATION/
EQUITY MASTER PORTFOLIOS               LEVEL 1    LEVEL 2   LEVEL 3    (DEPRECIATION)
------------------------              --------   --------   -------   ----------------
C&B Large Cap Value Portfolio         $      0   $      0      $0         $      0
Disciplined Growth Portfolio                 0          0       0                0
Emerging Growth Portfolio                    0          0       0                0
Equity Income Portfolio                      0          0       0                0
Equity Value Portfolio                       0          0       0                0
Index Portfolio                        155,036          0       0          155,036
International Core Portfolio                 0          0       0                0
International Growth Portfolio               0      3,370       0            3,370
International Index Portfolio           42,081    (24,987)      0           17,094
International Value Portfolio                0      1,238       0            1,238
Large Cap Appreciation Portfolio             0          0       0                0
Large Company Growth Portfolio               0          0       0                0
Small Cap Index Portfolio              249,154          0       0          249,154
Small Company Growth Portfolio               0          0       0                0
Small Company Value Portfolio                0          0       0                0
Strategic Small Cap Value Portfolio          0          0       0                0

*    Other financial instruments include: futures, options, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                     C&B LARGE    DISCIPLINED    EMERGING
                                     CAP VALUE       GROWTH       GROWTH     EQUITY INCOME   EQUITY VALUE
EQUITY MASTER PORTFOLIOS             PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------            -----------   -----------   ----------   -------------   ------------
Balance as of 09/30/2008            $ 2,955,104    $ 705,227     2,728,377    $1,588,457     $ 6,755,343
   Accrued discounts (premiums)               0            0             0             0               0
   Realized gain (loss)                       0            0             0             0               0
   Unrealized appreciation
      (depreciation)                   (291,775)    (101,344)     (268,929)     (117,794)       (348,258)
   Net purchases (sales)             (1,725,493)     (87,638)     (738,200)     (293,106)     (5,309,503)
   Transfer in (out) of Level 3               0            0             0             0               0
Balance as of 12/31/2008            $   937,836    $ 516,245    $1,721,248    $1,177,557     $ 1,097,582

                                                   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL
                                        INDEX           CORE          GROWTH           INDEX           VALUE
EQUITY MASTER PORTFOLIOS              PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------            ------------   -------------   -------------   -------------   -------------
Balance as of 09/30/2008            $ 28,528,691     $        0     $        0       $      826      $        0
   Accrued discounts (premiums)                0              0              0                0               0
   Realized gain (loss)                        0              0              0                0               0
   Unrealized appreciation
      (depreciation)                  (1,877,467)        15,649        (25,980)          13,750          49,979
   Net purchases (sales)             (16,362,930)             0              0           86,331               0
   Transfer in (out) of Level 3                0      1,433,940      1,629,320        1,055,740       4,170,588
Balance as of 12/31/2008            $ 10,288,294     $1,449,589     $1,603,340       $1,156,647      $4,220,567

                                                      LARGE                       SMALL         SMALL
                                      LARGE CAP      COMPANY      SMALL CAP      COMPANY       COMPANY
                                    APPRECIATION     GROWTH         INDEX         GROWTH        VALUE
EQUITY MASTER PORTFOLIOS              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------            ------------   -----------   -----------   -----------   -----------
Balance as of 09/30/2008             $1,273,322    $14,495,731   $ 6,177,119   $10,030,449   $ 5,219,257
   Accrued discounts (premiums)               0              0             0             0             0
   Realized gain (loss)                       0              0             0             0             0
   Unrealized appreciation
      (depreciation)                    (51,211)    (1,143,250)     (653,180)     (842,056)     (584,952)
   Net purchases (sales)               (858,455)    (3,783,373)   (1,394,348)   (4,928,412)   (1,661,198)
   Transfer in (out) of Level 3               0              0      (502,733)            0             0
Balance as of 12/31/2008             $  363,656    $ 9,569,108   $ 3,626,858   $ 4,259,981   $ 2,973,107

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 20, 2009


/s/ Karla M. Rabusch


Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 20, 2009



/s/ Stephen W. Leonhardt


Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                   Wells Fargo Master Trust


                                                   By: /s/ Karla M. Rabusch



                                                       Karla M. Rabusch
                                                       President




Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                   Wells Fargo Master Trust



                                                   By: /s/ Karla M. Rabusch



                                                       Karla M. Rabusch
                                                       President



                                                   By: /s/ Stephen W. Leonhardt



                                                       Stephen W. Leonhardt
                                                       Treasurer

Date: February 20, 2009